UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

 (Exact name of registrant as specified in charter)

1111 Polaris Parkway

Columbus, Ohio 43271-0211

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of September 30, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Insurance Trust Balanced Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 49.6%
	Consumer Discretionary — 4.5%
	Auto Components — 0.4%
6,516	Johnson Controls, Inc.	166,549

	Diversified Consumer Services — 0.1%
75	Apollo Group, Inc., Class A (a)	5,525
575	H&R Block, Inc.	10,569
375	ITT Educational Services, Inc. (a)	41,404

		57,498

	Hotels, Restaurants & Leisure — 0.8%
350	Choice Hotels International, Inc.	10,871
1,985	Darden Restaurants, Inc.	67,748
3,812	International Game Technology	81,881
1,125	McDonald’s Corp.	64,204
1,200	Royal Caribbean Cruises Ltd. (a)	28,896
1,920	Starwood Hotels & Resorts Worldwide, Inc.	63,418

		317,018

	Household Durables — 0.3%
625	D.R. Horton, Inc.	7,131
400	Jarden Corp.	11,228
1,790	KB Home	29,732
3,990	Lennar Corp., Class A	56,857
375	Toll Brothers, Inc. (a)	7,328
350	Whirlpool Corp.	24,486

		136,762

	Internet & Catalog Retail — 0.3%
1,260	Amazon.com, Inc. (a)	117,634

	Leisure Equipment & Products — 0.0% (g)
300	Mattel, Inc.	5,538

	Media — 1.0%
625	DIRECTV Group, Inc. (The) (a)	17,238
375	DISH Network Corp., Class A (a)	7,223
725	Gannett Co., Inc.	9,070
1,381	Interpublic Group of Cos., Inc. (a)	10,385
125	New York Times Co. (The), Class A	1,015
1,025	News Corp., Class A	12,290
328	Time Warner Cable, Inc.	14,134
2,090	Time Warner, Inc.	60,150
360	Viacom, Inc., Class B (a)	10,094
9,380	Walt Disney Co. (The)	257,574

		399,173

	Multiline Retail — 0.2%
225	J.C. Penney Co., Inc.	7,594
500	Kohl’s Corp. (a)	28,525
150	Nordstrom, Inc.	4,581
890	Target Corp.	41,545

		82,245

	Specialty Retail — 0.7%
150	Abercrombie & Fitch Co., Class A	4,932
1,981	Advance Auto Parts, Inc.	77,814
725	Gap, Inc. (The)	15,515
1,350	Home Depot, Inc.	35,964
875	Lowe’s Cos., Inc.	18,323
5,056	Staples, Inc.	117,400

		269,948

	Textiles, Apparel & Luxury Goods — 0.7%
1,500	Coach, Inc.	49,380
1,675	Nike, Inc., Class B	108,372
330	Polo Ralph Lauren Corp.	25,285
1,465	V.F. Corp.	106,110

		289,147

	Total Consumer Discretionary	1,841,512

	Consumer Staples — 6.0%
	Beverages — 1.1%
8,378	Coca-Cola Co. (The)	449,899

	Food & Staples Retailing — 1.9%
1,020	Costco Wholesale Corp.	57,589
7,297	CVS/Caremark Corp.	260,795
3,900	Kroger Co. (The)	80,496
1,075	Safeway, Inc.	21,199
3,411	SYSCO Corp.	84,763
5,176	Wal-Mart Stores, Inc.	254,090

		758,932

	Food Products — 0.8%
450	Archer-Daniels-Midland Co.	13,149
1,150	ConAgra Foods, Inc.	24,932
300	Dean Foods Co. (a)	5,337
3,145	General Mills, Inc.	202,475
100	JM Smucker Co. (The)	5,301
2,900	Kraft Foods, Inc., Class A	76,183
300	Tyson Foods, Inc., Class A	3,789

		331,166

	Household Products — 1.3%
9,016	Procter & Gamble Co.	522,207

	Personal Products — 0.0% (g)
150	Estee Lauder Cos., Inc. (The), Class A	5,562

	Tobacco — 0.9%
6,290	Altria Group, Inc.	112,025
5,275	Philip Morris International, Inc.	257,103

		369,128

	Total Consumer Staples	2,436,894

	Energy — 5.9%
	Energy Equipment & Services — 0.6%
650	ENSCO International, Inc.	27,651
500	National Oilwell Varco, Inc. (a)	21,565
1,965	Noble Corp.	74,591
1,738	Schlumberger Ltd.	103,585

		227,392

	Oil, Gas & Consumable Fuels — 5.3%
1,450	Anadarko Petroleum Corp.	90,959
1,995	Apache Corp.	183,201
10,039	Chevron Corp.	707,046
4,095	ConocoPhillips	184,930
650	Denbury Resources, Inc. (a)	9,835
565	Devon Energy Corp.	38,041
1,920	EOG Resources, Inc.	160,339
5,335	Exxon Mobil Corp.	366,034
400	Hess Corp.	21,384
3,950	Occidental Petroleum Corp.	309,680
1,000	Southwestern Energy Co. (a)	42,680
1,335	Spectra Energy Corp.	25,285

		2,139,414

	Total Energy	2,366,806

	Financials — 7.4%
	Capital Markets — 2.1%
1,315	Bank of New York Mellon Corp. (The)	38,122
2,010	Goldman Sachs Group, Inc. (The)	370,543
520	Legg Mason, Inc.	16,136
7,756	Morgan Stanley	239,504
3,748	State Street Corp.	197,145
300	TD AMERITRADE Holding Corp. (a)	5,886

		867,336

	Commercial Banks — 1.5%
3,055	BB&T Corp.	83,218
2,375	Fifth Third Bancorp	24,059
950	KeyCorp	6,175
475	PNC Financial Services Group, Inc.	23,080
1,175	Regions Financial Corp.	7,297
1,950	SunTrust Banks, Inc.	43,973
1,395	TCF Financial Corp.	18,191
2,411	U.S. Bancorp	52,704
11,919	Wells Fargo & Co.	335,877
925	Zions Bancorp	16,622

		611,196

	Consumer Finance — 0.2%
1,150	American Express Co.	38,985
845	Capital One Financial Corp.	30,192

		69,177

	Diversified Financial Services — 1.7%
25,799	Bank of America Corp.	436,519
44,070	Citigroup, Inc.	213,299
55	CME Group, Inc.	16,950

		666,768

	Insurance — 1.3%
1,440	ACE Ltd., (Switzerland) (a)	76,982
1,815	Aflac, Inc. (m)	77,573
1,075	Allstate Corp. (The)	32,917
1,030	AON Corp.	41,911
1,510	Axis Capital Holdings Ltd., (Bermuda)	45,572
225	Hartford Financial Services Group, Inc.	5,963
425	Lincoln National Corp.	11,012
50	PartnerRe Ltd., (Bermuda)	3,847
425	Protective Life Corp.	9,104
2,920	Prudential Financial, Inc.	145,736
1,092	RenaissanceRe Holdings Ltd., (Bermuda)	59,798
275	Travelers Cos., Inc. (The)	13,538
300	Unum Group	6,432

		530,385

	Real Estate Investment Trusts (REITs) — 0.6%
1,116	Alexandria Real Estate Equities, Inc.	60,654
525	Apartment Investment & Management Co., Class A	7,744
1,175	CBL & Associates Properties, Inc.	11,398
513	Colonial Properties Trust	4,991
210	Digital Realty Trust, Inc.	9,599
1,360	Health Care REIT, Inc.	56,602
450	Hospitality Properties Trust	9,167
350	Macerich Co. (The)	10,616
575	ProLogis	6,854
500	Public Storage	37,620
150	Realty Income Corp.	3,848
100	Regency Centers Corp.	3,705

		222,798

	Real Estate Management & Development — 0.0% (g)
225	St Joe Co. (The) (a)	6,552

	Thrifts & Mortgage Finance — 0.0% (g)
1,580	New York Community Bancorp, Inc.	18,044

	Total Financials	2,992,256

	Health Care — 6.5%
	Biotechnology — 1.0%
760	Alexion Pharmaceuticals, Inc. (a)	33,850
2,924	Celgene Corp. (a)	163,452
4,012	Gilead Sciences, Inc. (a)	186,879

		384,181

	Health Care Equipment & Supplies — 1.2%
3,375	Baxter International, Inc.	192,409
10,555	Boston Scientific Corp. (a)	111,777
2,880	Covidien plc, (Ireland)	124,589
1,500	Medtronic, Inc.	55,200
225	Zimmer Holdings, Inc. (a)	12,026

		496,001

	Health Care Providers & Services — 0.8%
1,751	Aetna, Inc.	48,730
750	AmerisourceBergen Corp.	16,785
400	Cardinal Health, Inc.	10,720
1,549	McKesson Corp.	92,243
175	Medco Health Solutions, Inc. (a)	9,679
525	UnitedHealth Group, Inc.	13,146
2,394	WellPoint, Inc. (a)	113,380

		304,683

	Life Sciences Tools & Services — 0.0% (g)
50	Life Technologies Corp. (a)	2,328

	Pharmaceuticals — 3.5%
7,778	Abbott Laboratories	384,777
11,030	Bristol-Myers Squibb Co.	248,396
1,845	Johnson & Johnson	112,342
8,891	Merck & Co., Inc.	281,222
7,775	Pfizer, Inc.	128,676
7,228	Schering-Plough Corp.	204,191
680	Teva Pharmaceutical Industries Ltd., (Israel), ADR	34,381

		1,393,985

	Total Health Care	2,581,178

	Industrials — 4.6%
	Aerospace & Defense — 1.1%
775	Boeing Co.	41,966
1,150	Goodrich Corp.	62,491
30	Honeywell International, Inc.	1,115
100	L-3 Communications Holdings, Inc.	8,032
645	Northrop Grumman Corp.	33,379
4,951	United Technologies Corp.	301,664

		448,647

	Air Freight & Logistics — 0.1%
150	C.H. Robinson Worldwide, Inc.	8,663
225	Expeditors International of Washington, Inc.	7,909
175	FedEx Corp.	13,163

		29,735

	Construction & Engineering — 0.0% (g)
100	Fluor Corp.	5,085
50	Jacobs Engineering Group, Inc. (a)	2,298

		7,383

	Electrical Equipment — 0.6%
3,460	Cooper Industries Ltd., Class A	129,992
2,740	Emerson Electric Co.	109,819

		239,811

	Industrial Conglomerates — 0.3%
8,075	General Electric Co.	132,592
300	Textron, Inc.	5,694

		138,286

	Machinery — 1.4%
3,330	Deere & Co.	142,924
690	Eaton Corp.	39,047
7,190	PACCAR, Inc.	271,135
2,330	Parker Hannifin Corp.	120,787

		573,893

	Road & Rail — 1.0%
2,925	CSX Corp.	122,441
935	Norfolk Southern Corp.	40,308
3,910	Union Pacific Corp.	228,148

		390,897

	Trading Companies & Distributors — 0.1%
100	Fastenal Co.	3,870
980	GATX Corp.	27,391

		31,261

	Total Industrials	1,859,913

	Information Technology — 9.2%
	Communications Equipment — 1.5%
7,300	Cisco Systems, Inc. (a)	171,842
12,264	Corning, Inc.	187,762
2,940	Juniper Networks, Inc. (a)	79,439
4,045	QUALCOMM, Inc.	181,944

		620,987

	Computers & Peripherals — 2.5%
2,018	Apple, Inc. (a)	374,076
8,344	Hewlett-Packard Co.	393,919
1,250	International Business Machines Corp.	149,513
1,000	Lexmark International, Inc., Class A (a)	21,540
825	NetApp, Inc. (a)	22,011
1,815	SanDisk Corp. (a)	39,386
500	Western Digital Corp. (a)	18,265

		1,018,710

	Internet Software & Services — 0.9%
742	Google, Inc., Class A (a)	367,921

	IT Services — 1.1%
20	Affiliated Computer Services, Inc., Class A (a)	1,083
2,630	Cognizant Technology Solutions Corp., Class A (a)	101,676
4,750	Genpact Ltd., (Bermuda) (a)	58,425
842	Infosys Technologies Ltd., (India), ADR	40,829
535	MasterCard, Inc., Class A	108,150
5,085	Paychex, Inc.	147,719
125	Western Union Co. (The)	2,365

		460,247

	Office Electronics — 0.1%
3,700	Xerox Corp.	28,638

	Semiconductors & Semiconductor Equipment — 1.1%
1,000	Altera Corp.	20,510
2,820	Applied Materials, Inc.	37,788
7,145	Atmel Corp. (a)	29,938
2,185	Broadcom Corp., Class A (a)	67,058
1,070	Intel Corp.	20,940
1,350	Intersil Corp., Class A	20,669
7,455	LSI Corp. (a)	40,928
625	Micron Technology, Inc. (a)	5,125
10,030	National Semiconductor Corp.	143,127
2,805	Xilinx, Inc.	65,693

		451,776

	Software — 2.0%
24,226	Microsoft Corp.	627,210
5,140	Oracle Corp.	107,117
1,380	SAP AG, (Germany), ADR	67,441

		801,768

	Total Information Technology	3,750,047

	Materials — 1.9%
	Chemicals — 1.4%
2,120	Air Products & Chemicals, Inc.	164,470
8,800	Dow Chemical Co. (The)	229,416
3,515	E.l. du Pont de Nemours & Co.	112,972
75	Monsanto Co.	5,805
700	PPG Industries, Inc.	40,747

		553,410

	Metals & Mining — 0.5%
950	Cliffs Natural Resources, Inc.	30,742
2,400	Freeport-McMoRan Copper & Gold, Inc.	164,663
225	Newmont Mining Corp.	9,905
15	United States Steel Corp.	666

		205,976

	Total Materials	759,386

	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.4%
5,305	AT&T, Inc. (m)	143,288
250	CenturyTel, Inc.	8,400
13,533	Verizon Communications, Inc.	409,644

		561,332

	Wireless Telecommunication Services — 0.4%
135	American Tower Corp., Class A (a)	4,914
425	Crown Castle International Corp. (a)	13,328
32,395	Sprint Nextel Corp. (a)	127,960

		146,202

	Total Telecommunication Services	707,534

	Utilities — 1.8%
	Electric Utilities — 0.8%
2,906	Edison International	97,584
490	Entergy Corp.	39,131
500	Exelon Corp.	24,810
750	FPL Group, Inc.	41,423
8,090	NV Energy, Inc.	93,763
1,310	Portland General Electric Co.	25,833

		322,544

	Independent Power Producers & Energy Traders — 0.0% (g)
1,075	AES Corp. (The) (a) (m)	15,932

	Multi-Utilities — 1.0%
3,235	CMS Energy Corp.	43,349
4,965	PG&E Corp.	201,032
2,965	Public Service Enterprise Group, Inc.	93,220
700	SCANA Corp.	24,430
50	Wisconsin Energy Corp.	2,259
2,100	Xcel Energy, Inc.	40,404

		404,694

	Total Utilities	743,170

	Total Common Stocks (Cost $18,311,652)	20,038,696

PRINCIPAL AMOUNT ($)

	Asset-Backed Securities — 0.8%
25,000	Capital One Multi-Asset Execution Trust, Series 2003-B5, Class B5, 4.790%, 08/15/13	25,557
37,938	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32 (i)	26,717
252,716	Ford Credit Auto Owner Trust, Series 2006-B, Class A4, 5.250%, 09/15/11	258,604

	Total Asset-Backed Securities (Cost $315,135)	310,878

	Collateralized Mortgage Obligations — 7.8%
	Agency CMO — 7.0%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
103,000	Series 13, Class LL, 6.850%, 06/25/23	111,667
188,766	Series 31, Class Z, 8.000%, 04/25/24	204,752
	Federal Home Loan Mortgage Corp. REMICS,
14,122	Series 85, Class C, 8.600%, 01/15/21	15,524
69,259	Series 168, Class G, 6.500%, 07/15/21	69,341
7,110	Series 189, Class D, 6.500%, 10/15/21	7,576
12,839	Series 1047, Class H, 6.000%, 02/15/21	12,839
7,812	Series 1062, Class H, 6.500%, 04/15/21	8,429
7,303	Series 1116, Class I, 5.500%, 08/15/21	7,824
17,517	Series 1120, Class L, 8.000%, 07/15/21	19,175
18,858	Series 1254, Class N, 8.000%, 04/15/22	18,853
155,557	Series 1617, Class PM, 6.500%, 11/15/23	168,919
15,203	Series 1668, Class D, 6.500%, 02/15/14	15,937
71,280	Series 1710, Class GH, 8.000%, 04/15/24	78,030
108,631	Series 1714, Class K, 7.000%, 04/15/24	117,363
15,840	Series 1753, Class D, 8.500%, 09/15/24	17,438
40	Series 1819, Class E, 6.000%, 02/15/11	40
109,636	Series 1843, Class Z, 7.000%, 04/15/26	119,031
59,592	Series 2178, Class PB, 7.000%, 08/15/29	65,195
264,818	Series 2636, Class Z, 4.500%, 06/15/18	278,284
329,785	Series 2651, Class VZ, 4.500%, 07/15/18	346,725
137,508	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	148,406
	Federal National Mortgage Association REMICS,
39,925	Series 1988-4, Class Z, 9.250%, 03/25/18	44,974
7,120	Series 1989-21, Class G, 10.450%, 04/25/19	8,080
37,871	Series 1989-37, Class G, 8.000%, 07/25/19	41,718
8,122	Series 1989-86, Class E, 8.750%, 11/25/19	9,219
11,125	Series 1990-30, Class E, 6.500%, 03/25/20	11,918
17,247	Series 1990-105, Class J, 6.500%, 09/25/20	18,858
9,254	Series 1991-129, Class G, 8.750%, 09/25/21	10,527
35,308	Series 1993-119, Class H, 6.500%, 07/25/23	37,736
92,020	Series 1993-225, Class UB, 6.500%, 12/25/23	97,462
151,000	Series 1994-81, Class LL, 7.500%, 02/25/24	168,782
3,752	Series 1997-49, Class B, 10.000%, 06/17/27	4,103
91,047	Series 1998-37, Class VZ, 6.000%, 06/17/28	99,146
62,366	Series 1998-66, Class B, 6.500%, 12/25/28	66,810
300,000	Series 2002-24, Class AJ, 6.000%, 04/25/17	326,655
9,580	Series G-29, Class O, 8.500%, 09/25/21	10,542
6,469	Government National Mortgage Association, Series 1995-4, Class CQ, 8.000%, 06/20/25	7,057

		2,794,935

	Non-Agency CMO — 0.8%
71,526	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	66,614
82,394	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	76,991
20,549	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 4.927%, 02/25/35	18,468
9,692	MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.000%, 05/25/18	9,690
74,636	Residential Accredit Loans, Inc., Series 2004-QS8, Class A12, 5.000%, 06/25/34	63,692
	Wells Fargo Mortgage Backed Securities Trust,
70,107	Series 2004-7, Class 2A2, 5.000%, 07/25/19	69,998
33,847	Series 2004-EE, Class 3A1, VAR, 4.222%, 12/25/34	32,830

		338,283

	Total Collateralized Mortgage Obligations (Cost $2,979,682)	3,133,218

	Commercial Mortgage-Backed Securities — 0.5%
180,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.351%, 09/10/47	187,847
30,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.069%, 08/15/39	31,155

	Total Commercial Mortgage-Backed Securities (Cost $210,475)	219,002

	Corporate Bonds — 6.1%
	Communications — 1.4%
	Diversified Telecommunication Services — 0.7%
300,000	Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	300,725

	Media — 0.7%
19,000	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	22,068
20,000	Cox Communications, Inc., 7.750%, 11/01/10	21,164
100,000	Historic TW, Inc., 9.125%, 01/15/13	116,121
100,000	News America, Inc., 6.750%, 01/09/38	104,943

		264,296

	Total Communications	565,021

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
50,000	Kroger Co. (The), 8.050%, 02/01/10	51,102

	Financials — 3.3%
	Capital Markets — 1.1%
75,000	Bear Stearns Cos., LLC (The), 5.700%, 11/15/14 (y)	80,332
120,000	Credit Suisse USA, Inc., 6.500%, 01/15/12	130,026
100,000	Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	104,359
100,000	Lehman Brothers Holdings, Inc., 6.625%, 01/18/12 (d)	17,000
100,000	Morgan Stanley, 5.750%, 10/18/16	101,472

		433,189

	Commercial Banks — 1.1%
100,000	Branch Banking & Trust Co., 4.875%, 01/15/13	102,222
110,000	National City Corp., 4.900%, 01/15/15	111,327
25,000	UnionBanCal Corp., 5.250%, 12/16/13	24,940
200,000	Wachovia Corp., 6.605%, 10/01/25	188,984

		427,473

	Consumer Finance — 0.3%
60,000	American General Finance Corp., 4.000%, 03/15/11	51,642
50,000	HSBC Finance Corp., 8.000%, 07/15/10	52,277

		103,919

	Diversified Financial Services — 0.7%
100,000	Bank of America Corp., 7.125%, 10/15/11	106,157
190,000	Citigroup, Inc., 5.000%, 09/15/14	180,801

		286,958

	Insurance — 0.1%
50,000	ACE INA Holdings, Inc., 5.875%, 06/15/14	54,639

	Real Estate Investment Trusts (REITs) — 0.0% (g)
20,000	HRPT Properties Trust, 6.650%, 01/15/18	18,307

	Total Financials	1,324,485

	Industrials — 0.5%
	Road & Rail — 0.5%
150,000	Norfolk Southern Corp., 7.050%, 05/01/37	189,125

	Materials — 0.3%
	Chemicals — 0.3%
120,000	Dow Capital BV, (Netherlands), 8.500%, 06/08/10	122,412

	Technology — 0.1%
	Commercial Services & Supplies — 0.1%
50,000	Pitney Bowes, Inc., 3.875%, 06/15/13	51,292

	Utilities — 0.4%
	Electric Utilities — 0.3%
40,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	43,346
75,000	Duke Energy Carolinas LLC, 6.250%, 01/15/12	81,735

		125,081

	Multi-Utilities — 0.1%
40,000	Dominion Resources, Inc., 6.250%, 06/30/12	43,460

	Total Utilities	168,541

	Total Corporate Bonds (Cost $2,496,805)	2,471,978

	Mortgage Pass-Through Securities — 1.4%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
7,145	6.000%, 03/01/13	7,627
12,907	6.50%, 03/01/13 - 06/01/13	13,642
10,236	7.000%, 06/01/13	10,823
364	8.000%, 10/01/10	372
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
141,412	6.50%, 11/01/22 - 03/01/26	153,251
11,832	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family, 8.000%, 09/01/26	13,430
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
29,822	7.00%, 12/01/14 - 03/01/16	31,909
6,069	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 8.000%, 04/01/17	6,577
	Federal National Mortgage Association, 15 Year, Single Family,
26,919	6.00%, 08/01/13 - 12/01/13	28,852
25,221	6.500%, 04/01/13	26,911
19,466	7.000%, 06/01/13	20,710
	Federal National Mortgage Association, 30 Year, Single Family,
48,049	8.000%, 05/01/17	52,082
20,783	8.500%, 11/01/18	22,662
7,506	9.000%, 12/01/17	8,207
1,042	Government National Mortgage Association II, 15 Year, Single Family, 8.000%, 12/20/10	1,064
	Government National Mortgage Association II, 30 Year, Single Family,
6,193	7.500%, 01/20/27	6,909
15,514	8.00%, 06/20/26 - 05/20/27	17,550
	Government National Mortgage Association, 15 Year, Single Family,
23,914	6.500%, 09/15/13	25,636
807	7.000%, 02/15/11	843
12,377	8.500%, 10/15/11	13,197
	Government National Mortgage Association, 30 Year, Single Family,
19,481	7.00%, 04/15/28 - 06/15/28	21,478
2,000	7.500%, 05/15/26	2,238
54,935	8.00%, 11/15/16 - 09/15/27	61,204
31,063	8.500%, 12/15/22	34,714

	Total Mortgage Pass-Through Securities (Cost $542,257)	581,888

	U.S. Treasury Obligations — 8.6%
	U.S. Treasury Bonds,
500,000	6.250%, 08/15/23	626,719
1,150,000	7.125%, 02/15/23	1,542,080
200,000	7.875%, 02/15/21	278,812
30,000	U.S. Treasury Inflation Indexed Notes, 2.000%, 01/15/16	33,771
900,000	U.S. Treasury Notes, 4.125%, 08/31/12	970,664

	Total U.S. Treasury Obligations (Cost $3,244,106)	3,452,046

SHARES

	Investment Companies — 18.0% (b)
57,787	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	1,125,692
157,836	JPMorgan International Equity Fund, Select Class Shares	2,017,150
164,826	JPMorgan International Opportunities Fund, Institutional Class Shares	2,091,641
68,432	JPMorgan Small Cap Equity Fund, Select Class Shares	2,015,997

	Total Investment Companies (Cost $8,032,722)	7,250,480

	Short-Term Investment — 6.9%
	Investment Company — 6.9%
2,775,492	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (b) (l) (m) (Cost $2,775,492)	2,775,492

	Total Investments — 99.7% (Cost $38,908,326)	40,233,678
	Other Assets in Excess of Liabilities — 0.3%	122,428

	NET ASSETS — 100.0%	$40,356,106

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

CMO	—	Collateralized Mortgage Obligation

REMICS	—	Real Estate Mortgage Investment Conduits

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2009.

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

(a)		Non-income producing security.

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(d)		Defaulted Security.

(g)		Amount rounds to less than 0.1%.

(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)		The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(y)		Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,049,109
Aggregate gross unrealized depreciation	(1,723,757)

Net unrealized appreciation/depreciation	$1,325,352

Federal income tax cost of investments	$38,908,326

JPMorgan Insurance Trust Balanced Portfolio

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Consumer Discretionary	$1,841,512	$—	$—	$1,841,512
Consumer Staples	2,436,894	—	—	2,436,894
Energy	2,366,806	—	—	2,366,806
Financials	2,992,256	—	—	2,992,256
Health Care	2,581,178	—	—	2,581,178
Industrials	1,859,913	—	—	1,859,913
Information Technology	3,682,606	67,441	—	3,750,047
Materials	759,386	—	—	759,386
Telecommunication Services	707,534	—	—	707,534
Utilities	743,170	—	—	743,170

Total Common Stocks	19,971,255	67,441	—	20,038,696

Debt Securities
Asset-Backed Securities	—	310,878	—	310,878
Collateralized Mortgage Obligations
Collateralized Mortgage
Obligations	—	1,781,352	—	1,781,352
Collateralized Mortgage
Obligations	—	1,351,866	—	1,351,866
Commercial Mortgage-Backed Securities	—	219,002	—	219,002
Corporate Bonds
Communications	—	565,021	—	565,021
Consumer Staples	—	51,102	—	51,102
Financials	—	1,324,485	—	1,324,485
Industrials	—	189,125	—	189,125
Materials	—	122,412	—	122,412
Technology	—	51,292	—	51,292
Utilities	—	168,541	—	168,541

Total Corporate Bonds	—	2,471,978	—	2,471,978

Mortgage Pass-Through Securities	—	581,888	—	581,888
U.S. Treasury Obligations	—	3,452,046	—	3,452,046
Investment Companies	7,250,480	—	—	7,250,480
Short-Term Investment
Investment Company	2,775,492	—	—	2,775,492

Total Investments in Securities	$29,997,227	$10,236,451	$—	$40,233,678

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Asset-Backed Securities — 0.9%
	AmeriCredit Automobile Receivables Trust,
4,189	Series 2006-BG, Class A3, 5.210%, 10/06/11	4,191
400,000	Series 2006-BG, Class A4, 5.210%, 09/06/13	405,460
200,000	Bank of America Auto Trust, Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	202,069
49,609	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.616%, 04/25/36 (i)	29,482
450,000	Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	472,635
	Countrywide Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 0.526%, 04/25/34	793
120,000	Series 2004-1, Class M1, VAR, 0.746%, 03/25/34	94,074
100,000	Series 2004-1, Class M2, VAR, 0.796%, 03/25/34	74,462
27,859	Countrywide Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.543%, 02/15/34	11,740
100,000	Ford Credit Auto Owner Trust, Series 2009-B, Class A3, 2.790%, 08/15/13	102,110
100,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A4, 4.430%, 07/15/15	104,011
	Long Beach Mortgage Loan Trust,
287,390	Series 2003-4, Class M1, VAR, 1.266%, 08/25/33	186,076
190,000	Series 2004-1, Class M1, VAR, 0.746%, 02/25/34	122,947
125,000	Series 2004-1, Class M2, VAR, 0.796%, 02/25/34	80,699
49,875	Series 2006-WL2, Class 2A3, VAR, 0.446%, 01/25/36	33,322
	MBNA Credit Card Master Note Trust,
160,000	Series 2002-C1, Class C1, 6.800%, 07/15/14	167,040
75,000	Series 2003-C1, Class C1, VAR, 1.943%, 06/15/12	74,569
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.696%, 03/25/35	71,081
13,588	Residential Asset Securities Corp., Series 2003-KS9, Class A2B, VAR, 0.886%, 11/25/33	5,424
	Wachovia Asset Securitization, Inc.,
31,263	Series 2003-HE2, Class AII1, VAR, 0.506%, 06/25/33	12,851
68,092	Series 2003-HE3, Class A, VAR, 0.496%, 11/25/33	34,601

	Total Asset-Backed Securities (Cost $2,669,295)	2,289,637

	Collateralized Mortgage Obligations — 52.7%
	Agency CMO — 41.2%
334,158	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	333,935
	Federal Home Loan Mortgage Corp. REMICS,
11,194	Series 11, Class D, 9.500%, 07/15/19	12,084
8,774	Series 22, Class C, 9.500%, 04/15/20	9,548
1,856	Series 47, Class F, 10.000%, 06/15/20	2,046
1,472	Series 99, Class Z, 9.500%, 01/15/21	1,617
1,770	Series 1065, Class J, 9.000%, 04/15/21	1,945
255,327	Series 1113, Class J, 8.500%, 06/15/21	276,950
13,698	Series 1250, Class J, 7.000%, 05/15/22	14,824
23,416	Series 1316, Class Z, 8.000%, 06/15/22	25,633
40,814	Series 1324, Class Z, 7.000%, 07/15/22	44,168
173,567	Series 1343, Class LA, 8.000%, 08/15/22	190,002
35,728	Series 1343, Class LB, 7.500%, 08/15/22	39,000
24,761	Series 1394, Class ID, IF, 9.566%, 10/15/22	31,120
22,453	Series 1395, Class G, 6.000%, 10/15/22	23,695
17,341	Series 1505, Class Q, 7.000%, 05/15/23	18,766
33,593	Series 1518, Class G, IF, 8.758%, 05/15/23	34,289
33,129	Series 1541, Class O, VAR, 2.670%, 07/15/23	33,147
399,959	Series 1577, Class PV, 6.500%, 09/15/23	439,827
668,091	Series 1584, Class L, 6.500%, 09/15/23	716,945
29,434	Series 1596, Class D, 6.500%, 10/15/13	30,019
12,796	Series 1607, Class SA, IF, 19.435%, 10/15/13	15,637
28,497	Series 1609, Class LG, IF, 16.792%, 11/15/23	33,564
677,099	Series 1633, Class Z, 6.500%, 12/15/23	736,156
500,000	Series 1638, Class H, 6.500%, 12/15/23	537,813
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	2,693
176,690	Series 1694, Class PK, 6.500%, 03/15/24	191,708
19,213	Series 1700, Class GA, PO, 02/15/24	17,766
87,342	Series 1798, Class F, 5.000%, 05/15/23	91,414
186,181	Series 1863, Class Z, 6.500%, 07/15/26	198,399
4,027	Series 1865, Class D, PO, 02/15/24	2,706
57,336	Series 1981, Class Z, 6.000%, 05/15/27	62,991
72,706	Series 1987, Class PE, 7.500%, 09/15/27	79,545
287,597	Series 1999, Class PU, 7.000%, 10/15/27	313,391
26,058	Series 2025, Class PE, 6.300%, 01/15/13	26,053
482,570	Series 2031, Class PG, 7.000%, 02/15/28 (m)	572,555
18,959	Series 2033, Class SN, HB, IF, 24.816%, 03/15/24	10,099
428,759	Series 2035, Class PC, 6.950%, 03/15/28	457,277
32,138	Series 2038, Class PN, IO, 7.000%, 03/15/28	5,219
88,332	Series 2054, Class PV, 7.500%, 05/15/28	95,976
40,733	Series 2055, Class OE, 6.500%, 05/15/13	42,614
521,889	Series 2057, Class PE, 6.750%, 05/15/28	554,106
141,848	Series 2064, Class TE, 7.000%, 06/15/28	152,343
112,025	Series 2075, Class PH, 6.500%, 08/15/28	120,521
475,211	Series 2095, Class PE, 6.000%, 11/15/28	513,020
65,175	Series 2102, Class TU, 6.000%, 12/15/13	69,374
141,649	Series 2115, Class PE, 6.000%, 01/15/14	150,269
23,770	Series 2132, Class SB, HB, IF, 29.418%, 03/15/29	32,549
48,312	Series 2134, Class PI, IO, 6.500%, 03/15/19	6,517
8,891	Series 2135, Class UK, IO, 6.500%, 03/15/14	740
161,525	Series 2178, Class PB, 7.000%, 08/15/29	176,712
216,503	Series 2182, Class ZB, 8.000%, 09/15/29	237,003
37,024	Series 2247, Class Z, 7.500%, 08/15/30	42,207
415,414	Series 2259, Class ZC, 7.350%, 10/15/30	437,691
11,051	Series 2261, Class ZY, 7.500%, 10/15/30	11,459
178,924	Series 2283, Class K, 6.500%, 12/15/23	196,577
21,593	Series 2306, Class K, PO, 05/15/24	18,570
51,823	Series 2306, Class SE, IF, IO, 7.120%, 05/15/24	8,540
73,521	Series 2325, Class PM, 7.000%, 06/15/31	81,505
388,774	Series 2344, Class ZD, 6.500%, 08/15/31	421,977
64,052	Series 2344, Class ZJ, 6.500%, 08/15/31	69,568
37,709	Series 2345, Class NE, 6.500%, 08/15/31	40,598
346,399	Series 2345, Class PQ, 6.500%, 08/15/16	374,029
118,827	Series 2355, Class BP, 6.000%, 09/15/16	127,859
196,915	Series 2359, Class ZB, 8.500%, 06/15/31	220,342
589,791	Series 2367, Class ME, 6.500%, 10/15/31	638,205
55,643	Series 2390, Class DO, PO, 12/15/31	48,629
212,116	Series 2391, Class QR, 5.500%, 12/15/16	226,220
173,735	Series 2394, Class MC, 6.000%, 12/15/16	186,988
84,320	Series 2410, Class OE, 6.375%, 02/15/32	91,881
119,373	Series 2410, Class QS, IF, 18.867%, 02/15/32	136,967
81,844	Series 2410, Class QX, IF, IO, 8.407%, 02/15/32	14,274
100,000	Series 2412, Class SP, IF, 15.613%, 02/15/32	114,467
171,160	Series 2423, Class MC, 7.000%, 03/15/32	187,581
273,248	Series 2423, Class MT, 7.000%, 03/15/32	299,457
227,841	Series 2435, Class CJ, 6.500%, 04/15/32	251,796
470,000	Series 2435, Class VH, 6.000%, 07/15/19	499,365
121,176	Series 2444, Class ES, IF, IO, 7.707%, 03/15/32	15,543
80,784	Series 2450, Class SW, IF, IO, 7.757%, 03/15/32	10,610
300,000	Series 2455, Class GK, 6.500%, 05/15/32	327,383
257,305	Series 2460, Class VZ, 6.000%, 11/15/29	264,837
203,634	Series 2484, Class LZ, 6.500%, 07/15/32	223,425
5,253	Series 2498, Class UD, 5.500%, 06/15/16	5,253
790,000	Series 2500, Class MC, 6.000%, 09/15/32	855,512
91,331	Series 2503, Class BH, 5.500%, 09/15/17	97,560
295,613	Series 2515, Class DE, 4.000%, 03/15/32	301,365
883,000	Series 2527, Class BP, 5.000%, 11/15/17	937,748
384,933	Series 2535, Class BK, 5.500%, 12/15/22	413,693
5,300,000	Series 2543, Class YX, 6.000%, 12/15/32 (m)	5,725,030
500,000	Series 2544, Class HC, 6.000%, 12/15/32	541,552
128,400	Series 2565, Class MB, 6.000%, 05/15/30	132,355
500,000	Series 2575, Class ME, 6.000%, 02/15/33	540,583
3,230,000	Series 2578, Class PG, 5.000%, 02/15/18	3,425,195
100,295	Series 2586, Class WI, IO, 6.500%, 03/15/33	16,878
75,707	Series 2594, Class VA, 6.000%, 03/15/14	76,492
400,000	Series 2594, Class VQ, 6.000%, 08/15/20	422,920
168,034	Series 2597, Class DS, IF, IO, 7.307%, 02/15/33	9,001
293,342	Series 2599, Class DS, IF, IO, 6.757%, 02/15/33	17,503
350,100	Series 2610, Class DS, IF, IO, 6.857%, 03/15/33	22,956
473,572	Series 2611, Class SH, IF, IO, 7.407%, 10/15/21	34,547
853,268	Series 2626, Class KA, 3.000%, 03/15/30	858,043
621,097	Series 2626, Class NS, IF, IO, 6.307%, 06/15/23	67,302
650,000	Series 2631, Class TE, 4.500%, 02/15/28	668,405
662,044	Series 2636, Class Z, 4.500%, 06/15/18	695,710
199,277	Series 2638, Class DS, IF, 8.357%, 07/15/23	209,575
18,145	Series 2643, Class HI, IO, 4.500%, 12/15/16	634
414,218	Series 2647, Class A, 3.250%, 04/15/32	413,335
3,297,853	Series 2651, Class VZ, 4.500%, 07/15/18	3,467,257
2,438,000	Series 2656, Class BG, 5.000%, 10/15/32	2,566,848
56,459	Series 2656, Class SH, HB, IF, 20.870%, 02/15/25	60,545
324,753	Series 2668, Class SB, IF, 6.984%, 10/15/15	340,264
410,000	Series 2682, Class LC, 4.500%, 07/15/32	427,645
231,574	Series 2682, Class YS, IF, 8.608%, 10/15/33	210,763
2,500,000	Series 2684, Class PD, 5.000%, 03/15/29	2,622,627
274,714	Series 2684, Class TO, PO, 10/15/33	215,465
177,559	Series 2691, Class WS, IF, 8.635%, 10/15/33	164,708
128,600	Series 2705, Class SC, IF, 8.635%, 11/15/33	113,965
196,306	Series 2705, Class SD, IF, 8.687%, 11/15/33	194,016
750,000	Series 2727, Class BS, IF, 8.710%, 01/15/34	669,652
209,330	Series 2744, Class FE, VAR, 02/15/34	194,703
1,250,000	Series 2749, Class TD, 5.000%, 06/15/21	1,322,302
144,668	Series 2753, Class S, IF, 11.513%, 02/15/34	138,331
138,421	Series 2755, Class SA, IF, 13.713%, 05/15/30	145,832
123,697	Series 2766, Class SX, IF, 15.716%, 03/15/34	125,430
59,746	Series 2769, Class PO, PO, 03/15/34	52,241
386,550	Series 2776, Class SK, IF, 8.710%, 04/15/34	356,537
32,012	Series 2778, Class BS, IF, 15.142%, 04/15/34	32,022
244,730	Series 2780, Class JG, 4.500%, 04/15/19	253,294
625,000	Series 2827, Class DG, 4.500%, 07/15/19	647,812
105,306	Series 2827, Class SQ, IF, 7.500%, 01/15/19	107,714
1,250,000	Series 2929, Class PC, 5.000%, 01/15/28	1,307,494
5,266	Series 2958, Class KB, 5.500%, 04/15/35	5,272
80,140	Series 2975, Class KO, PO, 05/15/35	75,700
99,533	Series 2989, Class PO, PO, 06/15/23	91,700
300,000	Series 3047, Class OD, 5.500%, 10/15/35	320,811
614,751	Series 3085, Class VS, IF, 27.747%, 12/15/35	814,707
190,076	Series 3117, Class EO, PO, 02/15/36	160,914
272,889	Series 3260, Class CS, IF, IO, 5.897%, 01/15/37	22,334
738,797	Series 3387, Class SA, IF, IO, 6.177%, 11/15/37	80,473
2,014,457	Series 3430, Class AI, IO, 1.417%, 09/15/12	40,934
1,663,625	Series 3455, Class SE, IF, IO, 5.957%, 06/15/38	152,582
638,930	Federal Home Loan Mortgage Corp. STRIPS, Series 233, Class 11, IO, 5.000%, 09/15/35	83,726
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
25,349	Series T-41, Class 3A, VAR, 7.500%, 07/25/32	28,241
171,885	Series T-54, Class 2A, 6.500%, 02/25/43	185,507
79,627	Series T-54, Class 3A, 7.000%, 02/25/43	87,365
311,340	Series T-56, Class A, PO, 05/25/43	217,552
47,694	Series T-58, Class A, PO, 09/25/43	36,178
	Federal National Mortgage Association REMICS,
18,740	Series 1988-16, Class B, 9.500%, 06/25/18	21,389
9,808	Series 1989-83, Class H, 8.500%, 11/25/19	10,859
2,373	Series 1990-1, Class D, 8.800%, 01/25/20	2,702
12,084	Series 1990-10, Class L, 8.500%, 02/25/20	13,379
1,863	Series 1990-93, Class G, 5.500%, 08/25/20	1,925
37	Series 1990-140, Class K, HB, 652.145%, 12/25/20	456
4,110	Series 1990-143, Class J, 8.750%, 12/25/20	4,458
65,376	Series 1992-101, Class J, 7.500%, 06/25/22	68,701
26,976	Series 1992-143, Class MA, 5.500%, 09/25/22	29,142
82,543	Series 1993-146, Class E, PO, 05/25/23	72,368
211,282	Series 1993-155, Class PJ, 7.000%, 09/25/23	233,556
6,286	Series 1993-165, Class SD, IF, 11.731%, 09/25/23	7,153
31,348	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	38,694
24,616	Series 1993-167, Class GA, 7.000%, 09/25/23	25,674
298,537	Series 1993-203, Class PL, 6.500%, 10/25/23	325,746
27,330	Series 1993-205, Class H, PO, 09/25/23	24,618
2,220,747	Series 1993-223, Class PZ, 6.500%, 12/25/23	2,434,652
235,948	Series 1993-225, Class UB, 6.500%, 12/25/23	249,902
6,116	Series 1993-230, Class FA, VAR, 0.881%, 12/25/23	6,081
624,194	Series 1993-250, Class Z, 7.000%, 12/25/23	672,135
71,459	Series 1993-257, Class C, PO, 06/25/23	68,943
680,233	Series 1994-37, Class L, 6.500%, 03/25/24	731,676
6,195,614	Series 1994-72, Class K, 6.000%, 04/25/24	6,722,238
48,169	Series 1995-2, Class Z, 8.500%, 01/25/25	53,332
83,206	Series 1995-19, Class Z, 6.500%, 11/25/23	89,759
12,037	Series 1996-59, Class J, 6.500%, 08/25/22	13,258
82,659	Series 1996-59, Class K, 6.500%, 07/25/23	86,853
390,008	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	9,750
37,773	Series 1997-39, Class PD, 7.500%, 05/20/27	41,924
87,360	Series 1997-46, Class PL, 6.000%, 07/18/27	95,579
217,223	Series 1997-61, Class ZC, 7.000%, 02/25/23	235,144
90,001	Series 1998-36, Class ZB, 6.000%, 07/18/28	97,808
97,392	Series 1998-43, Class SA, IF, IO, 15.043%, 04/25/23	27,542
130,837	Series 1998-46, Class GZ, 6.500%, 08/18/28	143,362
313,708	Series 1998-58, Class PC, 6.500%, 10/25/28	340,139
618,726	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	114,160
16,473	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	2,923
268,491	Series 2001-4, Class PC, 7.000%, 03/25/21	299,407
205,999	Series 2001-30, Class PM, 7.000%, 07/25/31	227,139
1,095,323	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	191,205
314,352	Series 2001-36, Class DE, 7.000%, 08/25/31	346,142
37,624	Series 2001-44, Class PD, 7.000%, 09/25/31	41,424
168,432	Series 2001-52, Class XN, 6.500%, 11/25/15	182,047
515,496	Series 2001-61, Class Z, 7.000%, 11/25/31	567,394
224,631	Series 2001-69, Class PG, 6.000%, 12/25/16	241,932
151,008	Series 2001-71, Class QE, 6.000%, 12/25/16	162,566
62,888	Series 2001-80, Class PE, 6.000%, 07/25/29	65,996
88,603	Series 2002-1, Class HC, 6.500%, 02/25/22	97,433
24,002	Series 2002-1, Class SA, HB, IF, 24.387%, 02/25/32	31,498
227,775	Series 2002-2, Class UC, 6.000%, 02/25/17	243,809
258,347	Series 2002-3, Class OG, 6.000%, 02/25/17	278,091
549,163	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	11,535
277,324	Series 2002-28, Class PK, 6.500%, 05/25/32	302,253
730,812	Series 2002-62, Class ZE, 5.500%, 11/25/17	772,833
726,641	Series 2002-68, Class SH, IF, IO, 7.756%, 10/18/32	94,171
33,336	Series 2002-73, Class S, IF, 15.634%, 11/25/09	33,683
47,957	Series 2002-74, Class VB, 6.000%, 11/25/31	48,230
99,186	Series 2002-77, Class S, IF, 14.032%, 12/25/32	113,142
19,659	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	1,604
34,328	Series 2002-93, Class PD, 3.500%, 02/25/29	34,359
500,000	Series 2002-94, Class BK, 5.500%, 01/25/18	540,268
434,045	Series 2003-7, Class A1, 6.500%, 12/25/42	460,750
293,000	Series 2003-22, Class UD, 4.000%, 04/25/33	279,800
2,000,000	Series 2003-35, Class MD, 5.000%, 11/25/16	2,089,296
250,000	Series 2003-41, Class PE, 5.500%, 05/25/23	269,796
213,456	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	37,597
100,000	Series 2003-47, Class PE, 5.750%, 06/25/33	106,892
72,389	Series 2003-64, Class SX, IF, 13.097%, 07/25/33	72,096
154,617	Series 2003-66, Class PA, 3.500%, 02/25/33	156,010
647,059	Series 2003-68, Class LC, 3.000%, 07/25/22	636,809
361,128	Series 2003-68, Class QP, 3.000%, 07/25/22	365,943
430,998	Series 2003-70, Class BE, 3.500%, 12/25/25	433,934
137,818	Series 2003-71, Class DS, IF, 7.118%, 08/25/33	125,453
546,949	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	61,524
675,967	Series 2003-80, Class SY, IF, IO, 7.404%, 06/25/23	78,813
3,600,000	Series 2003-81, Class MC, 5.000%, 12/25/32	3,791,656
600,000	Series 2003-82, Class VB, 5.500%, 08/25/33	641,166
91,473	Series 2003-91, Class SD, IF, 12.090%, 09/25/33	100,641
250,000	Series 2003-106, Class US, IF, 8.706%, 11/25/23	236,935
636,704	Series 2003-116, Class SB, IF, IO, 7.354%, 11/25/33	92,911
2,901,667	Series 2003-128, Class DY, 4.500%, 01/25/24	2,977,912
103,775	Series 2003-130, Class SX, IF, 11.151%, 01/25/34	111,077
167,329	Series 2003-132, Class OA, PO, 08/25/33	148,868
1,850,000	Series 2004-2, Class OE, 5.000%, 05/25/23	1,937,894
262,708	Series 2004-4, Class QM, IF, 13.708%, 06/25/33	282,265
170,705	Series 2004-10, Class SC, HB, IF, 27.615%, 02/25/34	214,177
164,907	Series 2004-14, Class SD, IF, 8.706%, 03/25/34	149,573
174,232	Series 2004-21, Class CO, PO, 04/25/34	127,423
157,111	Series 2004-22, Class A, 4.000%, 04/25/19	159,375
328,786	Series 2004-36, Class SA, IF, 18.848%, 05/25/34	392,732
251,749	Series 2004-46, Class SK, IF, 15.823%, 05/25/34	284,184
60,838	Series 2004-51, Class SY, IF, 13.748%, 07/25/34	65,888
150,029	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	147,989
1,255,847	Series 2004-75, Class VK, 4.500%, 09/25/22	1,311,295
200,000	Series 2004-76, Class CL, 4.000%, 10/25/19	204,734
169,959	Series 2004-92, Class JO, PO, 12/25/34	169,599
577,579	Series 2005-28, Class JA, 5.000%, 04/25/35	580,509
476,852	Series 2005-45, Class DC, HB, IF, 23.407%, 06/25/35	639,556
224,754	Series 2005-47, Class AN, 5.000%, 12/25/16	231,443
355,479	Series 2005-52, Class PA, 6.500%, 06/25/35	381,516
853,000	Series 2005-68, Class BC, 5.250%, 06/25/35	901,188
758,483	Series 2005-84, Class XM, 5.750%, 10/25/35	819,184
700,000	Series 2005-110, Class MN, 5.500%, 06/25/35	743,072
172,812	Series 2006-22, Class AO, PO, 04/25/36	141,255
123,853	Series 2006-46, Class SW, HB, IF, 23.296%, 06/25/36	162,497
396,773	Series 2006-59, Class QO, PO, 01/25/33	343,355
457,388	Series 2006-110, Class PO, PO, 11/25/36	378,855
745,068	Series 2007-7, Class SG, IF, IO, 6.254%, 08/25/36	60,166
1,708,691	Series 2007-53, Class SH, IF, IO, 5.854%, 06/25/37	160,087
739,149	Series 2007-88, Class VI, IF, IO, 6.294%, 09/25/37	72,993
1,205,559	Series 2008-1, Class BI, IF, IO, 5.664%, 02/25/38	108,803
799,196	Series 2008-16, Class IS, IF, IO, 5.954%, 03/25/38	74,216
1,217,964	Series 2008-46, Class HI, IO, VAR, 6.612%, 06/25/38	75,879
738,968	Series 2008-53, Class CI, IF, IO, 6.954%, 07/25/38	81,650
21,430	Series G92-15, Class Z, 7.000%, 01/25/22	22,161
5,234	Series G92-42, Class Z, 7.000%, 07/25/22	5,799
147,972	Series G92-44, Class ZQ, 8.000%, 07/25/22	163,000
61,758	Series G92-54, Class ZQ, 7.500%, 09/25/22	69,049
3,957	Series G92-59, Class F, VAR, 2.173%, 10/25/22	3,994
10,731	Series G92-61, Class Z, 7.000%, 10/25/22	11,802
22,942	Series G92-66, Class KA, 6.000%, 12/25/22	25,074
108,510	Series G92-66, Class KB, 7.000%, 12/25/22	120,153
30,685	Series G93-1, Class KA, 7.900%, 01/25/23	34,867
32,192	Series G93-17, Class SI, IF, 6.000%, 04/25/23	33,743
	Federal National Mortgage Association STRIPS,
78,568	Series 329, Class 1, PO, 01/01/33	68,973
315,806	Series 365, Class 8, IO, 5.500%, 05/01/36	45,684
	Federal National Mortgage Association Whole Loan,
532,849	Series 1999-W4, Class A9, 6.250%, 02/25/29	572,147
929,631	Series 2002-W7, Class A4, 6.000%, 06/25/29	993,543
610,835	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	659,916
76,389	Series 2003-W1, Class 2A, 7.500%, 12/25/42	85,221
119,029	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	130,336
	Government National Mortgage Association,
90,015	Series 1994-3, Class PQ, 7.488%, 07/16/24	98,516
414,857	Series 1994-7, Class PQ, 6.500%, 10/16/24	454,814
93,741	Series 1996-16, Class E, 7.500%, 08/16/26	100,131
89,200	Series 1997-8, Class PN, 7.500%, 05/16/27	96,338
231,183	Series 1998-22, Class PD, 6.500%, 09/20/28	249,823
107,067	Series 1998-26, Class K, 7.500%, 09/17/25	117,508
73,864	Series 1999-17, Class L, 6.000%, 05/20/29	79,871
91,335	Series 1999-41, Class Z, 8.000%, 11/16/29	99,641
54,538	Series 1999-44, Class PC, 7.500%, 12/20/29	61,460
67,554	Series 1999-44, Class ZG, 8.000%, 12/20/29	73,697
47,743	Series 2000-6, Class Z, 7.500%, 02/20/30	51,577
84,322	Series 2000-14, Class PD, 7.000%, 02/16/30	92,182
313,933	Series 2000-21, Class Z, 9.000%, 03/16/30	360,349
38,977	Series 2000-26, Class Z, 7.750%, 09/20/30	42,424
5,773	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1,330
800,000	Series 2000-36, Class PB, 7.500%, 11/16/30	836,307
70,661	Series 2000-37, Class B, 8.000%, 12/20/30	76,380
18,478	Series 2000-38, Class AH, 7.150%, 12/20/30	18,715
46,809	Series 2001-4, Class SJ, IF, IO, 7.906%, 01/19/30	8,967
2,500,000	Series 2001-10, Class PE, 6.500%, 03/16/31 (m)	2,736,243
392,212	Series 2001-22, Class PS, HB, IF, 20.378%, 03/17/31	526,008
138,230	Series 2001-36, Class S, IF, IO, 7.809%, 08/16/31	22,627
450,788	Series 2001-53, Class SR, IF, IO, 7.904%, 10/20/31	42,909
200,000	Series 2001-64, Class MQ, 6.500%, 12/20/31	213,047
1,000,000	Series 2001-64, Class PB, 6.500%, 12/20/31	1,095,995
25,699	Series 2002-24, Class SB, IF, 11.563%, 04/16/32	28,853
129,635	Series 2002-54, Class GB, 6.500%, 08/20/32	140,868
128,902	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	9,465
16,224	Series 2003-24, Class PO, PO, 03/16/33	13,118
5,857,456	Series 2003-59, Class XA, IO, VAR, 2.061%, 06/16/34	435,811
2,759,774	Series 2003-75, Class BE, 6.000%, 04/16/28	2,909,527

324,366	Series 2003-76, Class LS, IF, IO, 6.954%, 09/20/31	18,839
827,126	Series 2004-11, Class SW, IF, IO, 5.254%, 02/20/34	70,192
68,709	Series 2004-28, Class S, IF, 18.999%, 04/16/34	84,149
1,211,806	Series 2004-62, Class VA, 5.500%, 07/20/15	1,287,449
1,009,564	Series 2007-45, Class QA, IF, IO, 6.394%, 07/20/37	88,414
983,744	Series 2007-76, Class SA, IO, 6.284%, 11/20/37	81,974
1,019,817	Series 2008-2, Class MS, IF, IO, 6.919%, 01/16/38	102,579
675,928	Series 2008-55, Class SA, IF, IO, 5.954%, 06/20/38	56,146
692,355	Series 2009-6, Class SA, IF, IO, 5.859%, 02/16/39	63,566
1,507,309	Series 2009-6, Class SH, IO, 5.794%, 02/20/39	129,443
921,344	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	110,660
606,880	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	73,653
1,888,361	Series 2009-22, Class SA, IF, IO, 6.024%, 04/20/39	131,823
1,899,892	Series 2009-31, Class ST, IF, IO, 6.104%, 03/20/39	188,210
1,899,892	Series 2009-31, Class TS, IF, IO, 6.054%, 03/20/39	177,363
1,978,751	Series 2009-61, Class ES, IO, 6.504%, 03/20/39	203,489
	Vendee Mortgage Trust,
108,563	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	114,161
260,310	Series 1996-1, Class 1Z, 6.750%, 02/15/26	279,589
139,458	Series 1996-2, Class 1Z, 6.750%, 06/15/26	149,046
520,156	Series 1997-1, Class 2Z, 7.500%, 02/15/27	575,097
142,721	Series 1998-1, Class 2E, 7.000%, 03/15/28	155,031

		109,011,658

	Non-Agency CMO — 11.5%
15,957	Adjustable Rate Mortgage Trust, Series 2004-1, Class 9A2, VAR, 0.646%, 01/25/35	11,593
500,000	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	247,682
	Banc of America Alternative Loan Trust,
271,558	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	270,801
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	148,989
114,519	Series 2004-6, Class 15, PO, 07/25/19	86,517
	Banc of America Funding Corp.,
165,038	Series 2003-1, Class A, PO, 05/20/33	114,316
466,663	Series 2003-3, Class 1A33, 5.500%, 10/25/33	437,518
113,942	Series 2004-1, Class PO, PO, 03/25/34	73,492
957,270	Series 2005-6, Class 2A7, PAC, 5.500%, 10/25/35	707,535
183,726	Series 2005-7, Class 30, PO, 11/25/35	120,249
455,260	Series 2005-E, Class 4A1, VAR, 4.171%, 03/20/35	307,216
	Banc of America Mortgage Securities, Inc.,
78,169	Series 2002-10, Class A, PO, 11/25/32	57,648
52,889	Series 2003-8, Class A, PO, 11/25/33	35,492
53,346	Series 2004-4, Class A, PO, 05/25/34	38,541
535,997	Series 2004-5, Class 2A2, 5.500%, 06/25/34	381,565
250,000	Series 2004-6, Class 2A5, PO, 07/25/34	123,597
192,803	Series 2004-6, Class A, PO, 07/25/34	129,558
289,581	Series 2004-7, Class 1A19, PO, 08/25/34	170,242
96,481	Series 2004-E, Class 2A5, VAR, 4.168%, 06/25/34	95,272
370,458	Series 2004-J, Class 3A1, VAR, 5.095%, 11/25/34	303,412
	Bear Stearns Adjustable Rate Mortgage Trust,
255,811	Series 2003-7, Class 3A, VAR, 4.944%, 10/25/33 (i)	242,265
771,972	Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	657,160
487,671	Citicorp Mortgage Securities, Inc., Series 2004-5, Class 2A5, 4.500%, 08/25/34	480,508
	Citigroup Mortgage Loan Trust, Inc.,
45,276	Series 2003-UP3, Class A3, 7.000%, 09/25/33	44,769
75,085	Series 2003-UST1, Class 1, PO, 12/25/18	62,610
39,820	Series 2003-UST1, Class 3, PO, 12/25/18	33,591
162,461	Series 2003-UST1, Class A1, 5.500%, 12/25/18	165,304
167,373	Series 2005-1, Class 2A1A, VAR, 4.865%, 04/25/35	93,349
	Countrywide Alternative Loan Trust,
205,742	Series 2002-8, Class A4, 6.500%, 07/25/32	193,184
78,766	Series 2003-J1, Class PO, PO, 10/25/33	59,463
1,522,512	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	882,726
200,000	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	151,314
235,052	Series 2005-5R, Class A1, 5.250%, 12/25/18	211,180
985,847	Series 2005-20CB, Class 3A8, IF, IO, 4.504%, 07/25/35	63,990
1,996,056	Series 2005-22T1, Class A2, IF, IO, 4.824%, 06/25/35	145,525
126,641	Series 2005-26CB, Class A10, IF, 12.604%, 07/25/35	129,141
1,181,600	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	854,045
600,000	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	426,218
1,911,879	Series 2005-J1, Class 1A4, IF, IO, 4.854%, 02/25/35	175,705
200,000	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	54,217
	Countrywide Home Loan Mortgage Pass-Through Trust,
505,703	Series 2003-26, Class 1A6, 3.500%, 08/25/33	420,723
74,470	Series 2003-34, Class A11, 5.250%, 09/25/33	72,920
186,364	Series 2003-44, Class A6, PO, 10/25/33	141,295
144,711	Series 2003-J7, Class 4A3, IF, 9.455%, 08/25/18	145,579
150,595	Series 2004-7, Class 2A1, VAR, 3.422%, 06/25/34	139,506
94,022	Series 2004-HYB1, Class 2A, VAR, 4.764%, 05/20/34	73,677
124,488	Series 2004-HYB3, Class 2A, VAR, 3.643%, 06/20/34	82,309
528,279	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	527,454
99,496	Series 2004-J8, Class A, PO, 11/25/19	83,152
500,000	Series 2005-16, Class A23, 5.500%, 09/25/35	402,987
573,762	Series 2005-22, Class 2A1, VAR, 5.217%, 11/25/35	371,614
	CS First Boston Mortgage Securities Corp.,
36,027	Series 2004-5, Class 1A8, 6.000%, 09/25/34	36,124
99,224	Series 2004-5, Class 5P, PO, 08/25/19	81,348
317,590	First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	205,086
	First Horizon Asset Securities, Inc.,
202,851	Series 2003-3, Class 1A4, 3.900%, 05/25/33	190,396
267,139	Series 2004-AR7, Class 2A1, VAR, 4.927%, 02/25/35	240,087
300,000	Series 2004-AR7, Class 2A2, VAR, 4.927%, 02/25/35	235,104
339,044	Series 2005-AR1, Class 2A2, VAR, 5.006%, 04/25/35	323,780
	GMAC Mortgage Corp. Loan Trust,
416,341	Series 2003-AR1, Class A4, 4.559%, 10/19/33	397,605
650,000	Series 2005-AR3, Class 3A4, VAR, 4.864%, 06/19/35	337,371
	GSR Mortgage Loan Trust,
495,850	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	325,329
966,666	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	883,645
347,088	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	336,958
64,822	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	39,760
2,538,588	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.511%, 08/25/35	25,386
	MASTR Adjustable Rate Mortgages Trust,
229,265	Series 2004-13, Class 2A1, VAR, 4.210%, 04/21/34	219,214
1,100,000	Series 2004-13, Class 3A6, VAR, 3.111%, 11/21/34	1,060,149
	MASTR Alternative Loans Trust,
323,842	Series 2003-9, Class 8A1, 6.000%, 01/25/34	283,361
927,395	Series 2004-4, Class 10A1, 5.000%, 05/25/24	879,576
403,477	Series 2004-6, Class 7A1, 6.000%, 07/25/34	344,973
57,460	Series 2004-7, Class 30, PO, 08/25/34	40,042
381,564	Series 2004-8, Class 6A1, 5.500%, 09/25/19	365,347
487,812	Series 2004-10, Class 1A1, 4.500%, 09/25/19	456,257
	MASTR Asset Securitization Trust,
32,307	Series 2003-4, Class 2A2, 5.000%, 05/25/18	32,300
28,320	Series 2003-11, Class 6A2, 4.000%, 12/25/33	28,344
169,153	Series 2003-12, Class 15, PO, 12/25/18	140,106
242,560	Series 2004-6, Class 15, PO, 05/25/19	197,540
225,152	Series 2004-8, Class PO, PO, 08/25/19	185,321
405,723	Series 2004-10, Class 15, PO, 10/25/19	338,779
764,025	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	496,617
106,513	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.566%, 02/25/35	73,781
95,072	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	82,107
809,290	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, 6.000%, 05/25/37	118,956
	Residential Accredit Loans, Inc.,
208,617	Series 2002-QS8, Class A5, 6.250%, 06/25/17	207,965
838,442	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	578,705
515,368	Series 2003-QS14, Class A1, 5.000%, 07/25/18	501,659
155,199	Series 2003-QS18, Class A1, 5.000%, 09/25/18	151,853
52,795	Series 2003-QS3, Class A2, IF, 15.958%, 02/25/18	57,101
175,705	Series 2003-QS3, Class A8, IF, IO, 7.354%, 02/25/18	20,874
404,969	Series 2003-QS9, Class A3, IF, IO, 7.304%, 05/25/18	53,499
64,983	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	64,881
	Residential Funding Mortgage Securities I,
76,284	Series 2003-S11, Class A1, PAC, 2.500%, 06/25/18	75,785
68,019	Series 2003-S12, Class 4A5, PAC, 4.500%, 12/25/32	67,832
266,115	Series 2003-S7, Class A17, 4.000%, 05/25/33	240,096
250,057	Series 2005-SA4, Class 1A1, VAR, 3.867%, 09/25/35	173,547
12,472	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e) (i)	12,063
18,917	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class 1, PO, 12/25/18	15,410
400,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.955%, 06/25/34	321,599
	Structured Asset Securities Corp.,
380,554	Series 2003-8, Class 1A2, 5.000%, 04/25/18	355,680
231,282	Series 2004-20, Class 1A3, 5.250%, 11/25/34	227,222
82,594	Series 2005-6, Class 5A8, IF, 13.408%, 05/25/35	81,630
	WaMu Mortgage Pass-Through Certificates,
49,509	Series 2003-AR8, Class A, VAR, 2.851%, 08/25/33	46,816
830,383	Series 2003-S10, Class A5, 5.000%, 10/25/18	819,837
63,876	Series 2003-S10, Class A6, PO, 10/25/18	53,842
158,610	Series 2003-S11, Class 2A5, IF, 16.373%, 11/25/33	165,501
215,294	Series 2003-S4, Class 3A, 5.500%, 06/25/33	200,675
452,456	Series 2003-S8, Class A4, 4.500%, 09/25/18	442,445
263,747	Series 2004-AR14, Class A1, VAR, 4.207%, 01/25/35	252,223
92,049	Series 2004-AR3, Class A2, VAR, 3.137%, 06/25/34	86,777
795,211	Series 2004-S3, Class 2A3, IF, 18.160%, 07/25/34	864,680
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
2,594,922	Series 2005-2, Class 1A4, IF, IO, 4.804%, 04/25/35	190,950
911,031	Series 2005-2, Class 2A3, IF, IO, 4.754%, 04/25/35	66,967
684,359	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	98,383
800,000	Series 2005-4, Class CB7, 5.500%, 06/25/35	569,923
88,868	Series 2005-4, Class DP, PO, 06/25/20	67,777
261,302	Series 2005-6, Class 2A4, 5.500%, 08/25/35	209,696
61,000	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	53,186
	Wells Fargo Mortgage Backed Securities Trust,
135,188	Series 2003-8, Class A9, VAR, 4.500%, 08/25/18	134,554
64,303	Series 2003-11, Class 1A, PO, 10/25/18	54,648
663,000	Series 2003-11, Class 1A4, 4.750%, 10/25/18	621,076
213,334	Series 2003-15, Class 1A1, 4.750%, 12/25/18	215,135
394,459	Series 2003-K, Class 1A2, VAR, 4.475%, 11/25/33	377,182
233,689	Series 2004-7, Class 2A2, 5.000%, 07/25/19	233,324
225,648	Series 2004-EE, Class 3A1, VAR, 4.402%, 12/25/34	218,863
476,702	Series 2004-P, Class 2A1, VAR, 3.073%, 09/25/34	452,276
172,383	Series 2005-AR16, Class 2A1, VAR, 4.418%, 10/25/35	149,328
263,057	Series 2005-AR8, Class 2A1, 3.966%, 06/25/35	241,069

		30,543,998

	Total Collateralized Mortgage Obligations (Cost $137,036,440)	139,555,656

	Commercial Mortgage-Backed Securities — 1.5%
550,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.351%, 09/10/47	573,978
	Bear Stearns Commercial Mortgage Securities,
250,000	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	240,851
250,000	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	255,310
360,000	Series 2006-PW11, Class A4, VAR, 5.622%, 03/11/39	347,524
160,868	Series 2006-PW14, Class A1, 5.044%, 12/11/38	163,681
106,967	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.916%, 03/15/49	109,275
565,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class
	A4, VAR, 5.609%, 02/15/39	533,509
100,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	91,713
	LB-UBS Commercial Mortgage Trust,
75,000	Series 2005-C1, Class A4, 4.742%, 02/15/30	73,274
100,000	Series 2008-C1, Class A2, VAR, 6.318%, 04/15/41	96,987
330,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	339,337
	Morgan Stanley Capital I,
146,987	Series 2006-IQ12, Class A1, 5.257%, 12/15/43	149,736
54,888	Series 2006-T23, Class A1, 5.682%, 08/12/41	56,171
400,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.069%, 08/15/39	415,396
434,807	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	434,491

	Total Commercial Mortgage-Backed Securities (Cost $3,850,931)	3,881,233

	Corporate Bonds — 10.8%
	Consumer Discretionary — 0.5%
	Broadcasting & Cable TV — 0.0% (g)
30,000	Comcast Corp., 6.500%, 01/15/17	32,927

	Media — 0.5%
125,000	Comcast Cable Communications LLC, 7.125%, 06/15/13	141,168
335,000	Comcast Cable Holdings LLC, 9.800%, 02/01/12	385,845
	Comcast Corp.,
100,000	5.500%, 03/15/11	105,163
50,000	5.900%, 03/15/16	53,735
30,000	COX Communications, Inc., 5.450%, 12/15/14	32,227
100,000	Historic TW, Inc., 9.150%, 02/01/23	125,643
150,000	News America, Inc., 7.300%, 04/30/28	153,667
	Time Warner Entertainment Co. LP,
50,000	8.375%, 03/15/23	59,977
150,000	10.150%, 05/01/12	173,663
50,000	Viacom, Inc., 6.250%, 04/30/16	53,928

		1,285,016

	Specialty Retail — 0.0% (g)
70,000	Home Depot, Inc., 5.400%, 03/01/16	73,184
35,000	Staples, Inc., 9.750%, 01/15/14	42,044

		115,228

	Total Consumer Discretionary	1,433,171

	Consumer Staples — 0.3%
	Beverages — 0.1%
	Anheuser-Busch InBev Worldwide, Inc.,
50,000	7.200%, 01/15/14 (e)	56,292
25,000	7.750%, 01/15/19 (e)	29,582
50,000	Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	56,719
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	104,270
20,000	Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	21,646
45,000	Dr Pepper Snapple Group, Inc., 6.820%, 05/01/18	51,155
15,000	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	15,641

		335,305

	Food & Staples Retailing — 0.0% (g)
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	81,698

	Food Products — 0.1%
27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	26,694
50,000	Kellogg Co., 4.250%, 03/06/13	52,513
	Kraft Foods, Inc.,
165,000	6.125%, 02/01/18	174,847
100,000	6.875%, 02/01/38	110,087

		364,141

	Household Products — 0.1%
87,527	Procter & Gamble - ESOP, 9.360%, 01/01/21	109,687

	Total Consumer Staples	890,831

	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
100,000	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	106,626
25,000	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19 (e)	25,635
	ConocoPhillips,
25,000	5.750%, 02/01/19	27,237
120,000	6.000%, 01/15/20	132,990
125,000	8.750%, 05/25/10	131,957
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	82,145
150,000	Marathon Oil Corp., 6.000%, 10/01/17	157,660
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	64,041
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	48,948
95,000	XTO Energy, Inc., 5.750%, 12/15/13	102,611

	Total Energy	879,850

	Financials — 6.4%
	Capital Markets — 1.7%
80,000	Bear Stearns Cos., LLC (The), 5.700%, 11/15/14 (y)	85,687
	Credit Suisse USA, Inc.,
50,000	4.875%, 01/15/15	52,499
150,000	5.500%, 08/15/13	162,028
500,000	6.125%, 11/15/11	539,742
	Goldman Sachs Group, Inc. (The),
375,000	4.750%, 07/15/13	391,347
55,000	5.150%, 01/15/14	57,747
150,000	5.250%, 10/15/13	159,242
100,000	5.500%, 11/15/14	105,836
150,000	5.950%, 01/18/18	155,621
75,000	5.950%, 01/15/27	72,099
80,000	6.750%, 10/01/37	82,563
200,000	6.875%, 01/15/11	212,368
75,000	7.500%, 02/15/19	85,771
110,000	Jefferies Group, Inc., 6.450%, 06/08/27	92,360
	Lehman Brothers Holdings, Inc.,
315,000	0.000%, 11/10/09 (d)	52,763
200,000	4.800%, 03/13/14 (d)	34,000
100,000	5.750%, 05/17/13 (d)	17,000
175,000	6.625%, 01/18/12 (d)	29,750
	Merrill Lynch & Co., Inc.,
100,000	4.790%, 08/04/10	102,533
120,000	5.450%, 07/15/14	124,910
60,000	6.050%, 08/15/12	63,989
214,000	6.150%, 04/25/13	226,433
110,000	6.400%, 08/28/17	111,404
90,000	6.875%, 04/25/18	94,653
	Morgan Stanley,
400,000	4.750%, 04/01/14	397,048
130,000	6.250%, 08/28/17	135,312
300,000	6.600%, 04/01/12	326,006
450,000	6.750%, 04/15/11	479,823

		4,450,534

	Commercial Banks — 1.0%
	Barclays Bank plc, (United Kingdom),
100,000	5.200%, 07/10/14	105,632
100,000	5.450%, 09/12/12	107,461
150,000	6.050%, 12/04/17 (e)	150,955
	BB&T Corp.,
50,000	3.375%, 09/25/13	50,200
50,000	4.900%, 06/30/17	49,209
75,000	Branch Banking & Trust Co., 4.875%, 01/15/13	76,666
350,000	Glitnir Banki HF, (Iceland)10/15/08 (d) (e) (i)	85,750
250,000	Huntington National Bank (The), 8.000%, 04/01/10	250,710
35,000	Keycorp, 6.500%, 05/14/13	35,829
75,000	Marshall & Ilsley Corp., 5.350%, 04/01/11	72,482
20,000	National City Bank, VAR, 0.614%, 01/21/10	19,980
50,000	PNC Funding Corp., 5.250%, 11/15/15	51,257
50,000	Regions Financial Corp., 7.375%, 12/10/37	38,483
150,000	State Street Corp., 7.650%, 06/15/10	155,137
250,000	SunTrust Banks, Inc., 6.375%, 04/01/11	259,013
100,000	U.S. Bancorp, 7.500%, 06/01/26	104,366
100,000	UBS AG, (Switzerland), 5.750%, 04/25/18	101,627
	Wachovia Bank N.A.,
250,000	6.600%, 01/15/38	274,421
100,000	7.800%, 08/18/10	105,434
250,000	Wachovia Bank NA, 0.629%, 03/15/16	222,665
150,000	Wachovia Corp., 5.500%, 05/01/13	160,496
200,000	Wells Fargo & Co., Series I, 3.750%, 10/01/14	198,999
65,000	Westpac Banking Corp., (Australia), 4.200%, 02/27/15	66,065

		2,742,837

	Consumer Finance — 0.5%
50,000	American Express Credit Corp., 7.300%, 08/20/13	55,450
	Capital One Financial Corp.,
65,000	5.700%, 09/15/11	67,906
185,000	6.250%, 11/15/13	197,812
50,000	6.750%, 09/15/17	53,064
	HSBC Finance Corp.,
13,000	4.750%, 07/15/13	13,215
150,000	5.000%, 06/30/15	150,575
150,000	5.250%, 01/15/14	154,684
50,000	7.350%, 11/27/32	53,047
100,000	VAR, 0.759%, 01/15/14	92,039
	International Lease Finance Corp.,
40,000	5.875%, 05/01/13	31,462
200,000	VAR, 0.627%, 05/24/10	190,517
20,000	John Deere Capital Corp., 4.500%, 04/03/13	21,145
	SLM Corp.,
150,000	4.000%, 01/15/10	149,023
100,000	5.375%, 01/15/13	83,376
100,000	Washington Mutual Finance Corp., 6.875%, 05/15/11	104,225

		1,417,540

	Diversified Financial Services — 2.5%
60,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	63,864
300,000	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	272,367
150,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	154,365
	Bank of America Corp.,
115,000	5.650%, 05/01/18	113,550
205,000	5.750%, 12/01/17	204,626
50,000	6.500%, 08/01/16	52,558
200,000	7.375%, 05/15/14	222,533
150,000	7.625%, 06/01/19	169,019
300,000	7.800%, 02/15/10	306,287
	Caterpillar Financial Services Corp.,
80,000	5.450%, 04/15/18	83,100
100,000	6.200%, 09/30/13	110,748
100,000	7.050%, 10/01/18	115,164
50,000	7.150%, 02/15/19	57,978
140,000	CIT Group, Inc., 7.625%, 11/30/12	91,184
	Citigroup, Inc.,
150,000	4.700%, 05/29/15	138,786
55,000	5.500%, 04/11/13	56,283
150,000	5.500%, 10/15/14	149,783
300,000	5.625%, 08/27/12	303,334
185,000	6.000%, 08/15/17	182,457
100,000	8.125%, 07/15/39	111,939
45,000	8.500%, 05/22/19	50,797
	CME Group, Inc.,
50,000	5.400%, 08/01/13	54,052
50,000	5.750%, 02/15/14	54,722
	General Electric Capital Corp.,
200,000	4.800%, 05/01/13	207,617
100,000	5.250%, 10/19/12	105,724
400,000	5.625%, 05/01/18	398,081
390,000	5.875%, 02/15/12	415,263
100,000	5.875%, 01/14/38	91,708
115,000	5.900%, 05/13/14	123,313
110,000	6.000%, 06/15/12	117,813
200,000	6.750%, 03/15/32	204,185
500,000	7.375%, 01/19/10	509,505
165,000	Genworth Global Funding Trusts, 5.200%, 10/08/10	165,712

100,000	John Hancock Global Funding II, 7.900%, 07/02/10 (e)	103,973
200,000	MassMutual Global Funding II, 3.500%, 03/15/10 (e)	201,207
50,000	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	50,268
250,000	New York Life Global Funding, 5.375%, 09/15/13 (e)	270,949
400,000	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	418,908
130,000	Textron Financial Corp., 5.125%, 02/03/11	130,077

		6,633,799

	FDIC Guaranteed Securities † — 0.1%
105,000	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	109,581

	Insurance — 0.4%
130,000	American International Group, Inc., 4.250%, 05/15/13	108,263
200,000	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	205,496
70,000	Liberty Mutual Group, Inc., 7.500%, 08/15/36 (e)	59,112
	Metropolitan Life Global Funding I,
100,000	2.875%, 09/17/12 (e)	99,584
100,000	5.200%, 09/18/13 (e)	104,164
100,000	Nationwide Financial Services, 6.250%, 11/15/11	103,527
80,000	Principal Life Income Funding Trusts, 5.300%, 04/24/13	82,071
	Protective Life Secured Trusts,
85,000	4.000%, 10/07/09	85,031
200,000	4.000%, 04/01/11	198,659
25,000	Travelers Cos, Inc. (The), 5.800%, 05/15/18	27,700

		1,073,607

	Real Estate Investment Trusts (REITs) — 0.1%
100,000	HRPT Properties Trust, 6.650%, 01/15/18	91,533
	Simon Property Group LP,
50,000	5.625%, 08/15/14	51,591
45,000	6.100%, 05/01/16	46,249
30,000	6.750%, 05/15/14	32,174
68,000	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	68,782

		290,329

	Thrifts & Mortgage Finance — 0.1%
250,000	Countrywide Home Loans, Inc., 4.000%, 03/22/11	254,084

	Total Financials	16,972,311

	Health Care — 0.1%
	Biotechnology — 0.0% (g)
40,000	Amgen, Inc., 5.700%, 02/01/19	43,971

	Health Care Equipment & Supplies — 0.0% (g)
10,000	Baxter International, Inc., 4.000%, 03/01/14	10,422

	Health Care Providers & Services — 0.0% (g)
	WellPoint, Inc.,
13,000	5.875%, 06/15/17	13,721
9,000	7.000%, 02/15/19	10,231

		23,952

	Pharmaceuticals — 0.1%
35,000	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	38,687
50,000	GlaxoSmithKline Capital, Inc., 4.375%, 04/15/14	52,955
80,000	Novartis Capital Corp., 4.125%, 02/10/14	84,476

		176,118

	Total Health Care	254,463

	Industrials — 0.4%
	Aerospace & Defense — 0.1%
135,000	Northrop Grumman Systems Corp., 7.125%, 02/15/11	144,691
37,376	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	37,569

		182,260

	Air Freight & Logistics — 0.0% (g)
50,000	United Parcel Service, Inc., 5.500%, 01/15/18	55,016

	Airlines — 0.1%
85,000	American Airlines Pass Through Trust 1999, 7.024%, 10/15/09	84,895

	Commercial Services & Supplies — 0.0% (g)
55,000	Allied Waste North America, Inc., 6.875%, 06/01/17	58,090

	Industrial Conglomerates — 0.1%
	General Electric Co.,
250,000	5.000%, 02/01/13	263,725
65,000	5.250%, 12/06/17	66,706

		330,431

	Machinery — 0.0% (g)
25,000	Parker Hannifin Corp., 5.500%, 05/15/18	26,561

	Road & Rail — 0.1%
150,000	Burlington Northern Santa Fe Corp., 7.125%, 12/15/10	158,351
25,000	CSX Corp., 7.375%, 02/01/19	29,419

		187,770

	Total Industrials	925,023

	Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
80,000	5.500%, 02/22/16	88,092
25,000	5.900%, 02/15/39	27,062

		115,154

	Computers & Peripherals — 0.1%
	Hewlett-Packard Co.,
85,000	2.950%, 08/15/12	87,150
75,000	4.750%, 06/02/14	80,495
50,000	International Business Machines Corp., 6.220%, 08/01/27	56,249

		223,894

	Software — 0.1%
	Oracle Corp.,
50,000	5.250%, 01/15/16	54,394
50,000	5.750%, 04/15/18	55,092
30,000	6.500%, 04/15/38	34,774

		144,260

	Total Information Technology	483,308

	Materials — 0.3%
	Chemicals — 0.2%
	Dow Chemical Co. (The),
110,000	6.000%, 10/01/12	117,156
150,000	6.125%, 02/01/11	156,397
30,000	7.375%, 11/01/29	31,201
80,000	Monsanto Co., 7.375%, 08/15/12	91,861
50,000	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	52,780
90,000	Praxair, Inc., 5.250%, 11/15/14	99,756

		549,151

	Metals & Mining — 0.1%
100,000	Alcoa, Inc., 5.550%, 02/01/17	97,074
40,000	BHP Billiton Finance USA Ltd., (Australia), 5.400%, 03/29/17	43,224

		140,298

	Total Materials	689,449

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
130,000	AT&T Corp., 8.000%, 11/15/31	161,985
	AT&T, Inc.,
125,000	4.950%, 01/15/13	133,275
50,000	5.500%, 02/01/18	52,169
70,000	5.600%, 05/15/18	73,611
70,000	5.800%, 02/15/19	74,902
45,000	6.300%, 01/15/38	47,144
100,000	BellSouth Corp., 5.200%, 09/15/14	108,269
280,098	Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	301,761
400,000	British Telecommunications plc, (United Kingdom), 9.125%, 12/15/10	430,671
180,000	France Telecom S.A., (France), 7.750%, 03/01/11	194,899
150,000	Nynex Capital Funding Co., 8.230%, 10/15/09	150,362
	Telecom Italia Capital S.A., (Luxembourg),
50,000	4.950%, 09/30/14	51,739
130,000	5.250%, 11/15/13	136,753
100,000	Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	108,914
115,000	TELUS Corp., (Canada), 8.000%, 06/01/11	125,130
90,000	Verizon Communications, Inc., 6.400%, 02/15/38	96,166
650,000	Verizon Global Funding Corp., 7.250%, 12/01/10	691,785
150,000	Verizon Maryland, Inc., 7.150%, 05/01/23	153,890
100,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	116,020
100,000	Verizon Virginia, Inc., 4.625%, 03/15/13	103,882

		3,313,327

	Integrated Telecommunication Services — 0.0% (g)
25,000	Telefonica Emisiones S.A.U., (Spain), 5.877%, 07/15/19	27,163

	Wireless Telecommunication Services — 0.1%
150,000	New Cingular Wireless Services, Inc., 7.875%, 03/01/11	162,785
	Rogers Communications, Inc., (Canada),
70,000	6.375%, 03/01/14	77,275
50,000	6.800%, 08/15/18	56,113
50,000	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	52,838

		349,011

	Total Telecommunication Services	3,689,501

	Utilities — 0.9%
	Electric Utilities — 0.6%
25,000	Alabama Power Co., 6.125%, 05/15/38	28,426
	Carolina Power & Light Co.,
100,000	5.125%, 09/15/13	108,157
25,000	5.300%, 01/15/19	27,076
100,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	108,365
40,000	Columbus Southern Power Co., 6.050%, 05/01/18	43,306
60,000	Duke Energy Indiana, Inc., 6.350%, 08/15/38	70,763
	Florida Power & Light Co.,
30,000	5.950%, 10/01/33	33,734
30,000	5.950%, 02/01/38	34,047
25,000	Georgia Power Co., 5.950%, 02/01/39	27,929
40,000	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	40,725
	Nisource Finance Corp.,
50,000	7.875%, 11/15/10	52,601
50,000	10.750%, 03/15/16	58,785
15,000	Oncor Electric Delivery Co., 5.950%, 09/01/13	16,233
75,000	Pacific Gas & Electric Co., 5.625%, 11/30/17	82,315
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	86,269
65,000	PSEG Power LLC, 7.750%, 04/15/11	70,226
175,000	Public Service Co. of Oklahoma, 6.625%, 11/15/37	189,780
25,000	Public Service Electric & Gas Co., 6.330%, 11/01/13	28,148
45,000	Spectra Energy Capital LLC, 7.500%, 09/15/38	52,485
	Virginia Electric and Power Co.,
140,000	5.100%, 11/30/12	151,696
50,000	5.400%, 04/30/18	53,503
70,000	5.950%, 09/15/17	77,607
70,000	6.350%, 11/30/37	80,354

		1,522,530

	Gas Utilities — 0.1%
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	26,240
80,000	KeySpan Gas East Corp., 7.875%, 02/01/10	81,785
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	111,890
	TransCanada Pipelines Ltd., (Canada),
50,000	4.000%, 06/15/13	50,944
50,000	6.500%, 08/15/18	56,385

		327,244

	Multi-Utilities — 0.2%
	Duke Energy Carolinas LLC,
75,000	5.100%, 04/15/18	79,746
75,000	5.625%, 11/30/12	82,817
75,000	6.250%, 01/15/12	81,735
50,000	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	57,738
	Sempra Energy,
100,000	6.500%, 06/01/16	110,544
40,000	8.900%, 11/15/13	46,748

		459,328

	Water Utilities — 0.0% (g)
100,000	American Water Capital Corp., 6.085%, 10/15/17	105,344

	Total Utilities	2,414,446

	Total Corporate Bonds (Cost $28,298,460)	28,632,353

	Foreign Government Security — 0.0% (g)
100,000	United Mexican States, (Mexico), 6.625%, 03/03/15 (Cost $101,614)	110,000

	Mortgage Pass-Through Securities — 8.9%
	Federal Home Loan Mortgage Corp.,
227,265	ARM, 3.706%, 04/01/34	233,252
132,139	ARM, 3.741%, 01/01/27	133,842
39,071	ARM, 3.827%, 04/01/30	39,924
218,896	ARM, 4.618%, 03/01/35	225,696
321,063	ARM, 5.915%, 01/01/37	338,946
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
82,029	4.500%, 08/01/18	86,652
189,680	5.000%, 12/01/13 - 04/01/14	196,956
42,834	5.500%, 03/01/14	45,728
18,067	6.000%, 04/01/14	19,285
438,933	6.500%, 06/01/14 - 02/01/19	471,012
177,230	7.000%, 02/01/11 - 01/01/17	186,332
492	7.500%, 09/01/10	498
24,920	8.500%, 12/01/09 - 11/01/15	28,546
440	9.000%, 06/01/10	450
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
96,114	6.000%, 12/01/22	103,048
172,995	6.500%, 11/01/22	187,479
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
894,479	5.000%, 02/01/36 - 06/01/38	926,769
238,696	5.500%, 10/01/33	251,203
1,048,400	6.000%, 04/01/26 - 02/01/39	1,109,163
992,422	6.500%, 11/01/25 - 11/01/34	1,067,546
163,248	7.000%, 04/01/35	179,520
12,071	8.500%, 07/01/28	13,833
248,817	Federal Home Loan Mortgage Corp. Gold Pools, Other, 7.000%, 07/01/29	265,526
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
49,287	10.000%, 01/01/20 - 09/01/20	52,746
3,240	12.000%, 07/01/19	3,755
	Federal National Mortgage Association,
204,815	ARM, 2.729%, 07/01/33	206,878
3,932	ARM, 3.068%, 03/01/19	3,934
79,925	ARM, 3.389%, 04/01/34	82,729
191,339	ARM, 3.673%, 10/01/34	196,265
238,739	ARM, 3.803%, 05/01/35	247,237
12,036	ARM, 3.982%, 03/01/29	12,014
423,580	ARM, 4.415%, 08/01/34	432,617
658,564	ARM, 4.496%, 01/01/35	673,760
178,412	ARM, 4.572%, 04/01/33	182,016
179,270	ARM, 5.012%, 01/01/34	185,742
	Federal National Mortgage Association, 15 Year, Single Family,
529,964	3.500%, 09/01/18 - 06/01/19	528,199
78,081	4.000%, 07/01/18	81,359
786,549	4.500%, 07/01/18 - 05/01/23	818,653
54,838	5.000%, 06/01/18	58,262
739,442	5.500%, 04/01/22	783,173
565,683	6.000%, 04/01/13 - 09/01/22	605,306
171,817	6.500%, 11/01/11 - 08/01/20	183,815
110,737	8.000%, 11/01/12 - 01/01/16	116,592
	Federal National Mortgage Association, 20 Year, Single Family,
232,515	4.500%, 01/01/25	240,014
991,920	5.000%, 11/01/23	1,039,883
304,236	6.500%, 03/01/19 - 12/01/22	330,636
	Federal National Mortgage Association, 30 Year FHA/VA,
61,064	8.500%, 08/01/27 - 06/01/30	69,792
	Federal National Mortgage Association, 30 Year, FHA/VA,
35,501	8.500%, 10/01/26	39,821
100,836	9.000%, 04/01/25	111,009
	Federal National Mortgage Association, 30 Year, Single Family,
357,021	3.000%, 09/01/31	343,498
585,180	4.500%, 04/01/38 - 05/01/39	593,570
563,634	5.000%, 09/01/35	584,265
1,064,426	5.500%, 01/01/38 - 06/01/38	1,115,156
308,156	6.000%, 01/01/29 - 03/01/33	329,941
1,910,602	6.500%, 09/01/25 - 11/01/36	2,049,450
5,993	7.000%, 08/01/32	6,608
50,584	7.500%, 03/01/30 - 08/01/30	56,676
223,023	8.000%, 03/01/27 - 11/01/28	252,555
	Federal National Mortgage Association, Other,
240,719	4.000%, 09/01/13	246,992
344,411	4.500%, 11/01/14	355,740
150,430	5.500%, 09/01/33	158,265
206,624	6.000%, 09/01/28	220,026
510,158	6.500%, 10/01/35	544,775
52,370	7.500%, 02/01/13	56,185
	Government National Mortgage Association II, 30 Year, Single Family,
6,746	7.500%, 12/20/26	7,522
128,701	8.000%, 11/20/26 - 01/20/27	145,526
4,121	8.500%, 05/20/25	4,705
	Government National Mortgage Association II, Other,
1,112,890	ARM, 3.500%, 07/20/34 - 09/20/34	1,155,268
37,079	Government National Mortgage Association, 15 Year, Single Family, 8.000%, 01/15/16	39,994
	Government National Mortgage Association, 30 Year, Single Family,
501,503	6.000%, 05/15/37 - 10/15/38	530,526
544,888	6.500%, 03/15/28 - 12/15/38	580,191
63,377	7.000%, 12/15/25 - 06/15/33	70,161
28,133	7.500%, 05/15/23 - 09/15/28	31,444
45,939	8.000%, 09/15/22 - 05/15/28	52,147
11,940	9.000%, 11/15/24	13,475
424,181	9.500%, 10/15/24	511,856

	Total Mortgage Pass-Through Securities (Cost $22,634,591)	23,453,930

	Municipal Bond — 0.0% (g)
	Illinois — 0.0% (g)
160,000	State of Illinois, Taxable Pension, Series 2003 , GO, 5.100%, 06/01/33 (Cost $160,000)	149,898

	Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento, (Supranational), 5.200%, 05/21/13 (Cost $49,912)	52,022

	U.S. Government Agency Securities — 8.6%
	Federal Home Loan Mortgage Corp.,
1,255,000	2.500%, 04/23/14	1,257,137
30,000	4.875%, 06/13/18	32,705
125,000	5.125%, 10/18/16	138,496
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	1,676,865
630,000	Zero Coupon, 03/23/28	254,613
495,000	2.750%, 03/13/14	502,643
150,000	4.875%, 12/15/16	164,294
6,000,000	Federal National Mortgage Association Interest STRIPS, Zero Coupon, 09/23/20	3,655,626
	Financing Corp., Principal STRIPS,
2,000,000	11/02/18	1,353,356
8,000,000	12/06/18	5,384,904
4,000,000	Residual Funding Corp., Principal STRIPS, 07/15/20	2,524,132
	Resolution Funding Corp., Interest STRIPS,
1,000,000	Zero Coupon, 10/15/17	734,695
2,000,000	Zero Coupon, 01/15/20	1,300,320
5,000,000	Tennessee Valley Authority STRIPS, Zero Coupon, 07/15/16	3,849,810

	Total U.S. Government Agency Securities (Cost $19,893,219)	22,829,596

	U.S. Treasury Obligations — 16.2%
	U.S. Treasury Bonds,
415,000	4.375%, 02/15/38	437,177
75,000	4.500%, 05/15/38	80,707
230,000	5.000%, 05/15/37	266,548
10,000	6.375%, 08/15/27	12,997
150,000	6.750%, 08/15/26	200,578
80,000	7.250%, 08/15/22	107,913
2,090,000	8.875%, 08/15/17	2,927,306
560,000	9.250%, 02/15/16	771,531
	U.S. Treasury Bonds Coupon STRIPS,
2,500,000	08/15/14	2,224,053
2,000,000	11/15/14	1,759,492
1,750,000	02/15/15	1,515,745
500,000	05/15/15	428,302
750,000	08/15/15	636,055
4,715,000	11/15/15	3,945,154
3,300,000	02/15/16 (m)	2,724,863
1,615,000	05/15/16	1,317,950
1,925,000	08/15/16	1,547,049
2,900,000	11/15/16	2,304,236
675,000	02/15/17	528,634
3,625,000	05/15/17 (c)	2,814,682
2,900,000	11/15/17	2,186,043
280,000	02/15/19	200,452
	U.S. Treasury Bonds Principal STRIPS,
270,000	02/15/19 (c)	193,720
10,000,000	05/15/20	6,680,440
300,000	U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	493,805
170,000	U.S. Treasury Inflation Indexed Notes, 1.375%, 07/15/18	168,075
	U.S. Treasury Notes,

420,000	1.250%, 11/30/10	423,708
2,150,000	1.375%, 05/15/12	2,157,222
10,000	1.500%, 12/31/13	9,792
465,000	1.750%, 01/31/14	459,188
40,000	2.000%, 11/30/13	40,056
1,770,000	2.750%, 07/31/10 (c)	1,805,055
130,000	2.750%, 10/31/13	134,164
455,000	2.750%, 02/15/19	434,205
50,000	3.125%, 08/31/13	52,402
185,000	3.125%, 09/30/13	193,860
50,000	3.500%, 02/15/18	51,066
495,000	3.750%, 11/15/18	512,209
20,000	4.000%, 08/15/18	21,114

	Total U.S. Treasury Obligations (Cost $39,343,048)	42,767,548

SHARES

	Investment of Cash Collateral for Securities on Loan — 1.2%
	Investment Company — 1.2%
3,147,821	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $3,147,821)	3,147,821

	Total Investments — 100.8% (Cost $257,185,331)	266,869,694
	Liabilities in Excess of Other Assets — (0.8)%	(2,242,297)

	NET ASSETS — 100.0%	$264,627,397

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	-	Adjustable Rate Mortgage

CMO	-	Collateralized Mortgage Obligation

ESOP	-	Employee Stock Ownership Program

FHA	-	Federal Housing Administration

GMAC	-	General Motors Acceptance Corp.

GO	-	General Obligation

HB	-

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	-

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2009. The rate may be subject to a cap and floor.

IO	-

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PAC	-	Planned Amortization Class

PO	-

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	-	Real Estate Mortgage Investment Conduits

STRIPS	-

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

VA	-	Veterans Administration

VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(y)	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

†

Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,325,142
Aggregate gross unrealized depreciation	(7,640,779)

Net unrealized appreciation/depreciation	$9,684,363

Federal income tax cost of investments	$257,185,331

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities#	$3,147,821	$263,721,873	$—	$266,869,694

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (SOI). Level 1 consists of a money market fund that is held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 98.9%
	Consumer Discretionary — 19.2%
	Auto Components — 1.2%
63,320	Gentex Corp.	895,978

	Automobiles — 0.6%
21,300	Harley-Davidson, Inc.	489,900

	Diversified Consumer Services — 0.3%
4,592	DeVry, Inc.	254,029

	Hotels, Restaurants & Leisure — 3.6%
4,200	Chipotle Mexican Grill, Inc., Class A (a) (c)	407,610
30,794	Marriott International, Inc., Class A	849,607
21,400	Penn National Gaming, Inc. (a)	591,924
41,800	Royal Caribbean Cruises Ltd. (a)	1,006,544

		2,855,685

	Internet & Catalog Retail — 0.7%
6,200	Amazon.com, Inc. (a)	578,832

	Media — 2.1%
22,000	Discovery Communications, Inc., Class A (a)	635,580
18,300	Lamar Advertising Co., Class A (a) (c)	502,152
9,900	Morningstar, Inc. (a)	480,744

		1,618,476

	Multiline Retail — 2.6%
19,500	Kohl’s Corp. (a)	1,112,475
29,900	Nordstrom, Inc.	913,146

		2,025,621

	Specialty Retail — 7.4%
23,700	Advance Auto Parts, Inc.	930,936
26,000	Bed Bath & Beyond, Inc. (a)	976,040
35,000	CarMax, Inc. (a)	731,500
22,300	J Crew Group, Inc. (a)	798,786
12,500	Sherwin-Williams Co. (The)	752,000
38,200	Staples, Inc.	887,004
20,300	TJX Cos., Inc.	754,145

		5,830,411

	Textiles, Apparel & Luxury Goods — 0.7%
11,800	Phillips-Van Heusen Corp.	504,922

	Total Consumer Discretionary	15,053,854

	Consumer Staples — 2.0%
	Personal Products — 2.0%
23,700	Avon Products, Inc.	804,852
19,400	NBTY, Inc. (a)	767,852

	Total Consumer Staples	1,572,704

	Energy — 6.1%
	Energy Equipment & Services — 2.3%
22,770	Cameron International Corp. (a)	861,161
10,490	Oceaneering International, Inc. (a)	595,308
17,800	Weatherford International Ltd., (Switzerland) (a)	368,994

		1,825,463

	Oil, Gas & Consumable Fuels — 3.8%
18,440	Cabot Oil & Gas Corp.	659,230
40,570	Forest Oil Corp. (a)	793,955
8,400	Noble Energy, Inc.	554,064
22,960	Southwestern Energy Co. (a)	979,933

		2,987,182

	Total Energy	4,812,645

	Financials — 11.4%
	Capital Markets — 5.3%
6,490	Affiliated Managers Group, Inc. (a) (c)	421,915
3,200	BlackRock, Inc.	693,824
14,340	Northern Trust Corp.	834,015
49,020	Och-Ziff Capital Management Group LLC, Class A	596,573
18,180	T. Rowe Price Group, Inc.	830,826
39,010	TD AMERITRADE Holding Corp. (a)	765,376

		4,142,529

	Commercial Banks — 1.5%
26,500	BB&T Corp.	721,860
10,400	BOK Financial Corp.	481,728

		1,203,588

	Diversified Financial Services — 2.0%
4,300	IntercontinentalExchange, Inc. (a)	417,917
21,200	Moody’s Corp.	433,752
23,400	MSCI, Inc., Class A (a)	693,108

		1,544,777

	Insurance — 2.6%
17,700	ACE Ltd., (Switzerland) (a)	946,242
32,800	Fidelity National Financial, Inc., Class A	494,624
22,400	HCC Insurance Holdings, Inc.	612,640

		2,053,506

	Total Financials	8,944,400

	Health Care — 12.3%
	Biotechnology — 1.9%
12,800	Alexion Pharmaceuticals, Inc. (a)	570,112
22,000	BioMarin Pharmaceutical, Inc. (a)	397,760
19,300	Myriad Genetics, Inc. (a)	528,820

		1,496,692

	Health Care Equipment & Supplies — 1.6%
18,920	DENTSPLY International, Inc.	653,497
11,700	Zimmer Holdings, Inc. (a)	625,365

		1,278,862

	Health Care Providers & Services — 5.4%
14,590	DaVita, Inc. (a)	826,378
13,000	Express Scripts, Inc. (a)	1,008,540
17,010	Humana, Inc. (a)	634,473
30,300	UnitedHealth Group, Inc.	758,712
38,350	VCA Antech, Inc. (a)	1,031,231

		4,259,334

	Health Care Technology — 0.8%
8,080	Cerner Corp. (a)	604,384

	Life Sciences Tools & Services — 2.6%
15,310	Covance, Inc. (a)	829,036
20,420	Illumina, Inc. (a)	867,850
7,700	Life Technologies Corp. (a)	358,435

		2,055,321

	Total Health Care	9,694,593

	Industrials — 18.6%
	Aerospace & Defense — 1.8%
14,190	Precision Castparts Corp.	1,445,535

	Airlines — 1.0%
90,700	Delta Air Lines, Inc. (a)	812,672

	Building Products — 1.1%
23,300	Lennox International, Inc.	841,596

	Commercial Services & Supplies — 3.2%
37,730	Corrections Corp. of America (a)	854,585
14,640	Stericycle, Inc. (a)	709,308
32,140	Waste Connections, Inc. (a)	927,560

		2,491,453

	Construction & Engineering — 1.4%
20,900	Aecom Technology Corp. (a)	567,226
16,220	Shaw Group, Inc. (The) (a)	520,500

		1,087,726

	Electrical Equipment — 1.3%
2,020	First Solar, Inc. (a) (c)	308,777
14,510	Roper Industries, Inc.	739,720

		1,048,497

	Industrial Conglomerates — 1.9%
22,500	Carlisle Cos., Inc.	762,975
28,550	McDermott International, Inc. (a)	721,458

		1,484,433

	Machinery — 1.8%
15,000	Cummins, Inc.	672,150
19,000	Wabtec Corp.	713,070

		1,385,220

	Professional Services — 1.5%
15,200	FTI Consulting, Inc. (a)	647,672
20,300	Robert Half International, Inc.	507,906

		1,155,578

	Road & Rail — 2.5%
15,200	Canadian National Railway Co., (Canada)	744,648
33,100	Landstar System, Inc.	1,259,786

		2,004,434

	Trading Companies & Distributors — 1.1%
9,600	W.W. Grainger, Inc.	857,856

	Total Industrials	14,615,000

	Information Technology — 25.5%
	Communications Equipment — 1.9%
24,547	CommScope, Inc. (a)	734,692
18,200	F5 Networks, Inc. (a)	721,266

		1,455,958

	Computers & Peripherals — 1.2%
36,100	NetApp, Inc. (a)	963,148

	Electronic Equipment, Instruments & Components — 3.0%
31,424	Amphenol Corp., Class A	1,184,056
12,630	Dolby Laboratories, Inc., Class A (a)	482,340
32,400	Tyco Electronics Ltd., (Switzerland)	721,872

		2,388,268

	Internet Software & Services — 1.0%
8,838	Equinix, Inc. (a)	813,096

	IT Services — 3.9%
37,800	Cognizant Technology Solutions Corp., Class A (a)	1,461,348
4,140	MasterCard, Inc., Class A	836,901
39,900	Western Union Co. (The)	754,908

		3,053,157

	Semiconductors & Semiconductor Equipment — 7.2%
34,560	Broadcom Corp., Class A (a)	1,060,646
20,710	KLA-Tencor Corp.	742,661
14,100	Lam Research Corp. (a)	481,656
76,700	Marvell Technology Group Ltd., (Bermuda) (a)	1,241,773
45,700	MEMC Electronic Materials, Inc. (a)	759,991
21,100	Microchip Technology, Inc.	559,150
33,400	Xilinx, Inc.	782,228

		5,628,105

	Software — 7.3%
77,240	Amdocs Ltd., (United Kingdom) (a) (c)	2,076,211
19,190	ANSYS, Inc. (a)	719,049
87,300	Cadence Design Systems, Inc. (a)	640,782
19,700	Concur Technologies, Inc. (a)	783,272
45,364	Nuance Communications, Inc. (a)	678,646
20,700	Sybase, Inc. (a)	805,230

		5,703,190

	Total Information Technology	20,004,922

	Materials — 2.7%
	Chemicals — 0.8%
7,800	Praxair, Inc.	637,182

	Containers & Packaging — 1.1%
15,400	Greif, Inc., Class A	847,770

	Metals & Mining — 0.8%
9,100	Freeport-McMoRan Copper & Gold, Inc.	624,351

	Total Materials	2,109,303

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
63,290	tw telecom, inc. (a)	851,250

	Total Common Stocks (Cost $70,369,576)	77,658,671

	Short-Term Investment — 0.8%
	Investment Company — 0.8%
589,042	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (b) (l) (m) (Cost $589,042)	589,042

PRINCIPAL AMOUNT ($)

Investments of Cash Collateral for Securities on Loan — 4.3%
Corporate Note — 1.2%
1,000,000	Monumental Global Funding III, VAR, 0.457%, 05/24/10 (e) (Cost $1,000,000)	982,325

SHARES

	Investment Company — 3.1%
2,419,185	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $2,419,185)	2,419,185

	Total Investments of Cash Collateral for Securities on Loan (Cost $3,419,185)	3,401,510

	Total Investments — 104.0% (Cost $74,377,803)	81,649,223
	Liabilities in Excess of Other Assets — (4.0)%	(3,123,483)

	NET ASSETS — 100.0%	$78,525,740

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,502,988
Aggregate gross unrealized depreciation	(3,231,568)

Net unrealized appreciation/depreciation	$7,271,420

Federal income tax cost of investments	$74,377,803

Diversified Mid Cap Growth Portfolio

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$80,666,898	$982,325	$—	$81,649,223

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a corporate note that is held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 98.9%
	Consumer Discretionary — 9.1%
	Auto Components — 0.2%
2,178	Goodyear Tire & Rubber Co. (The) (a)	37,091
5,364	Johnson Controls, Inc.	137,104

		174,195

	Automobiles — 0.3%
29,015	Ford Motor Co. (a)	209,198
2,113	Harley-Davidson, Inc.	48,599

		257,797

	Distributors — 0.1%
1,437	Genuine Parts Co.	54,692

	Diversified Consumer Services — 0.2%
1,149	Apollo Group, Inc., Class A (a)	84,647
558	DeVry, Inc. (c)	30,868
3,020	H&R Block, Inc.	55,508

		171,023

	Hotels, Restaurants & Leisure — 1.5%
3,947	Carnival Corp.	131,356
1,256	Darden Restaurants, Inc. (c)	42,867
2,669	International Game Technology (c)	57,330
2,264	Marriott International, Inc., Class A (c)	62,464
9,829	McDonald’s Corp.	560,941
6,639	Starbucks Corp. (a)	137,095
1,683	Starwood Hotels & Resorts Worldwide, Inc. (c)	55,589
1,608	Wyndham Worldwide Corp.	26,243
621	Wynn Resorts Ltd. (a)	44,023
4,202	Yum! Brands, Inc.	141,860

		1,259,768

	Household Durables — 0.4%
542	Black & Decker Corp.	25,089
2,485	D.R. Horton, Inc.	28,354
1,353	Fortune Brands, Inc.	58,152
624	Harman International Industries, Inc.	21,141
663	KB Home	11,013
1,407	Leggett & Platt, Inc.	27,296
1,389	Lennar Corp., Class A (c)	19,793
2,501	Newell Rubbermaid, Inc.	39,241
2,847	Pulte Homes, Inc.	31,289
520	Snap-On, Inc.	18,075
715	Stanley Works (The) (c)	30,523
667	Whirlpool Corp. (c)	46,663

		356,629

	Internet & Catalog Retail — 0.4%
2,995	Amazon.com, Inc. (a)	279,613
1,896	Expedia, Inc. (a)	45,410

		325,023

	Leisure Equipment & Products — 0.1%
2,416	Eastman Kodak Co. (c)	11,548
1,134	Hasbro, Inc.	31,469
3,242	Mattel, Inc.	59,847

		102,864

	Media — 2.6%
6,105	CBS Corp., Class B	73,565
25,849	Comcast Corp., Class A	436,590
4,049	DIRECTV Group, Inc. (The) (a) (c)	111,671
2,114	Gannett Co., Inc. (c)	26,446
4,378	Interpublic Group of Cos., Inc. (a) (c)	32,923
2,835	McGraw-Hill Cos., Inc. (The)	71,272
328	Meredith Corp. (c)	9,820
1,041	New York Times Co. (The), Class A	8,453
20,251	News Corp., Class A	242,809
2,799	Omnicom Group, Inc. (c)	103,395
803	Scripps Networks Interactive, Inc., Class A (c)	29,671
3,174	Time Warner Cable, Inc. (c)	136,768
10,679	Time Warner, Inc.	307,342
5,466	Viacom, Inc., Class B (a)	153,267
16,740	Walt Disney Co. (The) (c)	459,680
56	Washington Post Co. (The), Class B	26,212

		2,229,884

	Multiline Retail — 0.9%
744	Big Lots, Inc. (a)	18,615
1,258	Family Dollar Stores, Inc.	33,211
2,124	J.C. Penney Co., Inc.	71,685
2,753	Kohl’s Corp. (a) (c)	157,059
3,788	Macy’s, Inc. (c)	69,283
1,484	Nordstrom, Inc.	45,321
450	Sears Holdings Corp. (a) (c)	29,389
6,773	Target Corp.	316,164

		740,727

	Specialty Retail — 1.9%
792	Abercrombie & Fitch Co., Class A (c)	26,041
850	AutoNation, Inc. (a)	15,368
290	AutoZone, Inc. (a)	42,404
2,359	Bed Bath & Beyond, Inc. (a)	88,557
3,075	Best Buy Co., Inc. (c)	115,374
1,483	GameStop Corp., Class A (a)	39,255
4,338	Gap, Inc. (The) (c)	92,833
15,353	Home Depot, Inc. (c)	409,004
2,405	Limited Brands, Inc.	40,861
13,309	Lowe’s Cos., Inc.	278,690
2,475	Office Depot, Inc. (a)	16,384
1,232	O’Reilly Automotive, Inc. (a) (c)	44,524
1,128	RadioShack Corp.	18,691
880	Sherwin-Williams Co. (The) (c)	52,941
6,506	Staples, Inc. (c)	151,069
1,118	Tiffany & Co.	43,077
3,817	TJX Cos., Inc.	141,802

		1,616,875

	Textiles, Apparel & Luxury Goods — 0.5%
2,865	Coach, Inc.	94,316
3,502	Nike, Inc., Class B (c)	226,580
521	Polo Ralph Lauren Corp. (c)	39,919
803	V.F. Corp.	58,161

		418,976

	Total Consumer Discretionary	7,708,453

	Consumer Staples — 11.4%
	Beverages — 2.7%
1,001	Brown-Forman Corp., Class B	48,268
20,873	Coca-Cola Co. (The)	1,120,880
2,856	Coca-Cola Enterprises, Inc.	61,147
1,790	Constellation Brands, Inc., Class A (a)	27,119
2,288	Dr. Pepper Snapple Group, Inc. (a)	65,780
1,412	Molson Coors Brewing Co., Class B	68,736
1,298	Pepsi Bottling Group, Inc.	47,299
14,032	PepsiCo, Inc.	823,117

		2,262,346

	Food & Staples Retailing — 2.8%
3,917	Costco Wholesale Corp.	221,154
12,999	CVS/Caremark Corp.	464,584
5,868	Kroger Co. (The)	121,115
3,751	Safeway, Inc.	73,970
1,910	SUPERVALU, Inc. (c)	28,765
5,323	SYSCO Corp. (c)	132,277
8,939	Walgreen Co.	334,944
19,454	Wal-Mart Stores, Inc.	954,997
1,265	Whole Foods Market, Inc. (a) (c)	38,570

		2,370,376

	Food Products — 1.6%
5,783	Archer-Daniels-Midland Co.	168,979
1,736	Campbell Soup Co.	56,628
3,982	ConAgra Foods, Inc.	86,330
1,624	Dean Foods Co. (a) (c)	28,891
2,931	General Mills, Inc.	188,698
2,839	H.J. Heinz Co.	112,850
1,493	Hershey Co. (The)	58,018
629	Hormel Foods Corp.	22,342
1,071	JM Smucker Co. (The) (c)	56,774
2,311	Kellogg Co.	113,771
13,285	Kraft Foods, Inc., Class A	348,997
1,177	McCormick & Co., Inc. (Non-Voting)	39,947
6,266	Sara Lee Corp.	69,803
2,751	Tyson Foods, Inc., Class A	34,745

		1,386,773

	Household Products — 2.5%
1,255	Clorox Co.	73,819
4,489	Colgate-Palmolive Co.	342,421
3,734	Kimberly-Clark Corp.	220,231
26,291	Procter & Gamble Co.	1,522,775

		2,159,246

	Personal Products — 0.2%
3,846	Avon Products, Inc. (c)	130,610
1,063	Estee Lauder Cos., Inc. (The), Class A	39,416

		170,026

	Tobacco — 1.6%
18,657	Altria Group, Inc.	332,281
1,487	Lorillard, Inc.	110,484
17,425	Philip Morris International, Inc.	849,295
1,522	Reynolds American, Inc. (c)	67,759

		1,359,819

	Total Consumer Staples	9,708,586

	Energy — 11.6%
	Energy Equipment & Services — 1.9%
2,791	Baker Hughes, Inc. (c)	119,064
2,631	BJ Services Co.	51,120
1,980	Cameron International Corp. (a)	74,884
626	Diamond Offshore Drilling, Inc.	59,795
1,283	ENSCO International, Inc. (c)	54,579
1,103	FMC Technologies, Inc. (a)	57,621
8,122	Halliburton Co.	220,269
2,558	Nabors Industries Ltd., (Bermuda) (a) (c)	53,462
3,766	National Oilwell Varco, Inc. (a)	162,428
1,024	Rowan Cos., Inc.	23,624
10,789	Schlumberger Ltd.	643,024
1,986	Smith International, Inc.	56,998

		1,576,868

	Oil, Gas & Consumable Fuels — 9.7%
4,418	Anadarko Petroleum Corp.	277,141
3,024	Apache Corp.	277,694
933	Cabot Oil & Gas Corp.	33,355
5,779	Chesapeake Energy Corp.	164,124
18,064	Chevron Corp.	1,272,248
13,357	ConocoPhillips	603,202
1,628	Consol Energy, Inc.	73,439
2,247	Denbury Resources, Inc. (a)	33,997
3,998	Devon Energy Corp.	269,185
6,315	El Paso Corp.	65,171
2,269	EOG Resources, Inc. (c)	189,484
43,287	Exxon Mobil Corp.	2,969,921
2,622	Hess Corp.	140,172
6,375	Marathon Oil Corp.	203,363
770	Massey Energy Co.	21,475
1,718	Murphy Oil Corp.	98,905
1,562	Noble Energy, Inc.	103,030
7,303	Occidental Petroleum Corp.	572,555
2,411	Peabody Energy Corp.	89,737
1,036	Pioneer Natural Resources Co.	37,596
1,416	Range Resources Corp. (c)	69,894
3,103	Southwestern Energy Co. (a)	132,436
5,818	Spectra Energy Corp.	110,193
1,053	Sunoco, Inc.	29,958
1,257	Tesoro Corp. (c)	18,830
5,068	Valero Energy Corp.	98,269
5,251	Williams Cos., Inc. (The)	93,835
5,226	XTO Energy, Inc.	215,938

		8,265,147

	Total Energy	9,842,015

	Financials — 15.0%
	Capital Markets — 3.0%
2,297	Ameriprise Financial, Inc. (c)	83,450
10,834	Bank of New York Mellon Corp. (The)	314,077
8,574	Charles Schwab Corp. (The)	164,192
8,349	E*Trade Financial Corp. (a)	14,611
797	Federated Investors, Inc., Class B	21,017
1,349	Franklin Resources, Inc.	135,709
4,605	Goldman Sachs Group, Inc. (The) (c)	848,932
3,747	Invesco Ltd.	85,282
1,640	Janus Capital Group, Inc.	23,255
1,462	Legg Mason, Inc. (c)	45,366
12,242	Morgan Stanley	378,033
2,174	Northern Trust Corp.	126,440
4,454	State Street Corp.	234,280
2,307	T. Rowe Price Group, Inc. (c)	105,430

		2,580,074

	Commercial Banks — 2.8%
6,139	BB&T Corp.	167,226
1,361	Comerica, Inc. (c)	40,381
7,163	Fifth Third Bancorp	72,561
1,970	First Horizon National Corp. (a)	26,058
5,639	Huntington Bancshares, Inc.	26,560
7,914	KeyCorp	51,441
744	M&T Bank Corp.	46,366
3,316	Marshall & Ilsley Corp. (c)	26,760
4,156	PNC Financial Services Group, Inc. (c)	201,940
10,702	Regions Financial Corp.	66,460
4,493	SunTrust Banks, Inc.	101,317
17,222	U.S. Bancorp	376,473
42,079	Wells Fargo & Co.	1,185,786
1,139	Zions Bancorp	20,468

		2,409,797

	Consumer Finance — 0.8%
10,711	American Express Co.	363,103
4,098	Capital One Financial Corp. (c)	146,421
4,825	Discover Financial Services	78,310
4,212	SLM Corp. (a) (c)	36,729

		624,563

	Diversified Financial Services — 4.6%
77,927	Bank of America Corp.	1,318,525
117,470	Citigroup, Inc.	568,555
599	CME Group, Inc.	184,606
659	IntercontinentalExchange, Inc. (a) (c)	64,048
35,418	JPMorgan Chase & Co. (b) (q)	1,552,017
1,712	Leucadia National Corp. (a) (c)	42,321
1,766	Moody’s Corp. (c)	36,132
1,279	NASDAQ OMX Group, Inc. (The) (a)	26,923
2,342	NYSE Euronext	67,660

		3,860,787

	Insurance — 2.6%
4,211	Aflac, Inc.	179,978
4,831	Allstate Corp. (The)	147,925
1,212	American International Group, Inc. (a)	53,461
2,473	AON Corp. (c)	100,626
1,062	Assurant, Inc.	34,048
3,152	Chubb Corp.	158,892
1,465	Cincinnati Financial Corp. (c)	38,075
4,335	Genworth Financial, Inc., Class A	51,803
3,461	Hartford Financial Services Group, Inc.	91,717
2,721	Lincoln National Corp.	70,501
3,277	Loews Corp.	112,237
4,718	Marsh & McLennan Cos., Inc.	116,676
1,424	MBIA, Inc. (a)	11,050
7,374	MetLife, Inc. (c)	280,728
2,873	Principal Financial Group, Inc. (c)	78,692
6,112	Progressive Corp. (The) (a)	101,337
4,171	Prudential Financial, Inc. (c)	208,175
745	Torchmark Corp.	32,355
5,112	Travelers Cos., Inc. (The)	251,664
2,985	Unum Group	63,999
3,082	XL Capital Ltd., (Bermuda), Class A	53,812

		2,237,751

	Real Estate Investment Trusts (REITs) — 1.1%
1,055	Apartment Investment & Management Co., Class A	15,561
720	AvalonBay Communities, Inc. (c)	52,366
1,248	Boston Properties, Inc. (c)	81,806
2,468	Equity Residential	75,767
2,640	HCP, Inc. (c)	75,873
1,080	Health Care REIT, Inc. (c)	44,950
5,439	Host Hotels & Resorts, Inc.	64,017
3,390	Kimco Realty Corp. (c)	44,206
1,467	Plum Creek Timber Co., Inc.	44,949
3,988	ProLogis (c)	47,537
1,222	Public Storage (c)	91,943
2,567	Simon Property Group, Inc. (c)	178,227
1,410	Ventas, Inc.	54,285
1,406	Vornado Realty Trust (c)	90,582

		962,069

	Real Estate Management & Development — 0.0% (g)
2,163	CB Richard Ellis Group, Inc., Class A (a) (c)	25,394

	Thrifts & Mortgage Finance — 0.1%
4,248	Hudson City Bancorp, Inc. (c)	55,861
3,138	People’s United Financial, Inc.	48,828

		104,689

	Total Financials	12,805,124

	Health Care — 13.0%
	Biotechnology — 1.7%
9,146	Amgen, Inc. (a)	550,864
2,602	Biogen Idec, Inc. (a)	131,453
4,131	Celgene Corp. (a)	230,923
672	Cephalon, Inc. (a)	39,137
2,435	Genzyme Corp. (a)	138,137
8,145	Gilead Sciences, Inc. (a)	379,394

		1,469,908

	Health Care Equipment & Supplies — 2.0%
5,429	Baxter International, Inc.	309,507
2,156	Becton, Dickinson & Co.	150,381
13,579	Boston Scientific Corp. (a)	143,802
880	C.R. Bard, Inc.	69,177
1,622	CareFusion Corp. (a)	35,360
1,339	DENTSPLY International, Inc.	46,249
1,451	Hospira, Inc. (a)	64,715
342	Intuitive Surgical, Inc. (a) (c)	89,690
9,969	Medtronic, Inc.	366,859
3,134	St. Jude Medical, Inc. (a)	122,257
2,543	Stryker Corp.	115,528
1,131	Varian Medical Systems, Inc. (a) (c)	47,649
1,930	Zimmer Holdings, Inc. (a) (c)	103,158

		1,664,332

	Health Care Providers & Services — 2.0%
3,931	Aetna, Inc.	109,400
2,677	AmerisourceBergen Corp.	59,911
3,240	Cardinal Health, Inc.	86,832
2,456	CIGNA Corp. (c)	68,989
1,347	Coventry Health Care, Inc. (a)	26,886
937	DaVita, Inc. (a)	53,072
2,472	Express Scripts, Inc. (a)	191,778
1,528	Humana, Inc. (a) (c)	56,994
975	Laboratory Corp. of America Holdings (a)	64,058
2,397	McKesson Corp.	142,741
4,267	Medco Health Solutions, Inc. (a)	236,008
838	Patterson Cos., Inc. (a) (c)	22,836
1,406	Quest Diagnostics, Inc.	73,379
3,900	Tenet Healthcare Corp. (a)	22,932
10,470	UnitedHealth Group, Inc.	262,169
4,279	WellPoint, Inc. (a)	202,653

		1,680,638

	Health Care Technology — 0.0% (g)
1,643	IMS Health, Inc.	25,220

	Life Sciences Tools & Services — 0.4%
1,588	Life Technologies Corp. (a)	73,921
501	Millipore Corp. (a)	35,235
1,052	PerkinElmer, Inc.	20,241
3,676	Thermo Fisher Scientific, Inc. (a) (c)	160,531
860	Waters Corp. (a)	48,040

		337,968

	Pharmaceuticals — 6.9%
13,925	Abbott Laboratories	688,870
2,770	Allergan, Inc.	157,225
17,843	Bristol-Myers Squibb Co. (c)	401,824
9,108	Eli Lilly & Co.	300,837
2,717	Forest Laboratories, Inc. (a)	79,988
24,822	Johnson & Johnson	1,511,412
2,235	King Pharmaceuticals, Inc. (a)	24,071
18,995	Merck & Co., Inc. (c)	600,812
2,751	Mylan, Inc. (a) (c)	44,044
60,791	Pfizer, Inc.	1,006,091
14,718	Schering-Plough Corp.	415,784
953	Watson Pharmaceuticals, Inc. (a) (c)	34,918
12,025	Wyeth	584,174

		5,850,050

	Total Health Care	11,028,116

	Industrials — 10.1%
	Aerospace & Defense — 2.7%
6,543	Boeing Co. (c)	354,303
3,468	General Dynamics Corp.	224,033
1,117	Goodrich Corp.	60,698
6,774	Honeywell International, Inc.	251,654
1,643	ITT Corp.	85,682
1,050	L-3 Communications Holdings, Inc.	84,336
2,908	Lockheed Martin Corp.	227,057
2,866	Northrop Grumman Corp.	148,316
1,263	Precision Castparts Corp. (c)	128,662
3,507	Raytheon Co.	168,231
1,420	Rockwell Collins, Inc.	72,136
8,479	United Technologies Corp.	516,625

		2,321,733

	Air Freight & Logistics — 1.0%
1,517	C.H. Robinson Worldwide, Inc.	87,607
1,911	Expeditors International of Washington, Inc.	67,171
2,814	FedEx Corp.	211,669
8,957	United Parcel Service, Inc., Class B	505,802

		872,249

	Airlines — 0.1%
6,679	Southwest Airlines Co.	64,118

	Building Products — 0.1%
3,235	Masco Corp.	41,796

	Commercial Services & Supplies — 0.5%
1,016	Avery Dennison Corp.	36,586
1,184	Cintas Corp.	35,887
1,624	Iron Mountain, Inc. (a)	43,296
1,865	Pitney Bowes, Inc.	46,345
1,850	R.R. Donnelley & Sons Co.	39,331
2,903	Republic Services, Inc. (c)	77,133
767	Stericycle, Inc. (a)	37,161
4,437	Waste Management, Inc.	132,311

		448,050

	Construction & Engineering — 0.2%
1,620	Fluor Corp.	82,377
1,116	Jacobs Engineering Group, Inc. (a)	51,280
1,787	Quanta Services, Inc. (a)	39,547

		173,204

	Electrical Equipment — 0.4%
6,769	Emerson Electric Co.	271,302
1,279	Rockwell Automation, Inc.	54,485

		325,787

	Industrial Conglomerates — 2.5%
6,290	3M Co.	464,202
95,718	General Electric Co.	1,571,690
2,434	Textron, Inc.	46,197

		2,082,089

	Machinery — 1.5%
5,596	Caterpillar, Inc. (c)	287,243
1,818	Cummins, Inc.	81,465
2,333	Danaher Corp.	157,057
3,809	Deere & Co. (c)	163,482
1,677	Dover Corp.	65,000
1,491	Eaton Corp.	84,376
504	Flowserve Corp.	49,664
3,469	Illinois Tool Works, Inc.	148,161
3,273	PACCAR, Inc. (c)	123,425
1,062	Pall Corp.	34,281
1,446	Parker Hannifin Corp. (c)	74,961

		1,269,115

	Professional Services — 0.1%
475	Dun & Bradstreet Corp.	35,777
1,138	Equifax, Inc.	33,161
1,134	Monster Worldwide, Inc. (a) (c)	19,822
1,368	Robert Half International, Inc. (c)	34,228

		122,988

	Road & Rail — 0.9%
2,359	Burlington Northern Santa Fe Corp.	188,319
3,531	CSX Corp.	147,808
3,311	Norfolk Southern Corp. (c)	142,737
504	Ryder System, Inc.	19,686
4,542	Union Pacific Corp.	265,026

		763,576

	Trading Companies & Distributors — 0.1%
1,191	Fastenal Co. (c)	46,092
564	W.W. Grainger, Inc.	50,399

		96,491

	Total Industrials	8,581,196

	Information Technology — 18.4%
	Communications Equipment — 3.0%
825	Ciena Corp. (a) (c)	13,431
51,953	Cisco Systems, Inc. (a)	1,222,974
14,002	Corning, Inc.	214,371
1,181	Harris Corp.	44,406
1,954	JDS Uniphase Corp. (a)	13,893
4,721	Juniper Networks, Inc. (a) (c)	127,561
20,675	Motorola, Inc.	177,598
14,973	QUALCOMM, Inc.	673,485
3,568	Tellabs, Inc. (a)	24,691

		2,512,410

	Computers & Peripherals — 5.6%
8,068	Apple, Inc. (a)	1,495,565
15,501	Dell, Inc. (a)	236,545
18,213	EMC Corp. (a)	310,350
21,357	Hewlett-Packard Co.	1,008,264
11,807	International Business Machines Corp.	1,412,235
703	Lexmark International, Inc., Class A (a) (c)	15,143
3,029	NetApp, Inc. (a)	80,814
1,064	QLogic Corp. (a)	18,301
2,045	SanDisk Corp. (a) (c)	44,376
6,786	Sun Microsystems, Inc. (a)	61,685
1,547	Teradata Corp. (a)	42,573
2,024	Western Digital Corp. (a)	73,937

		4,799,788

	Electronic Equipment, Instruments & Components — 0.3%
3,109	Agilent Technologies, Inc. (a)	86,523
1,544	Amphenol Corp., Class A	58,178
1,364	FLIR Systems, Inc. (a)	38,151
1,661	Jabil Circuit, Inc.	22,274
1,225	Molex, Inc.	25,578

		230,704

	Internet Software & Services — 1.8%
1,552	Akamai Technologies, Inc. (a)	30,543
10,112	eBay, Inc. (a)	238,744
2,167	Google, Inc., Class A (a)	1,074,507
1,738	VeriSign, Inc. (a)	41,173
10,745	Yahoo!, Inc. (a)	191,369

		1,576,336

	IT Services — 1.1%
880	Affiliated Computer Services, Inc., Class A (a)	47,670
4,523	Automatic Data Processing, Inc.	177,754
2,641	Cognizant Technology Solutions Corp., Class A (a)	102,101
1,366	Computer Sciences Corp. (a)	72,002
1,107	Convergys Corp. (a)	11,003
1,727	Fidelity National Information Services, Inc.	44,056
1,391	Fiserv, Inc. (a)	67,046
864	MasterCard, Inc., Class A	174,658
2,894	Paychex, Inc. (c)	84,071
1,775	Total System Services, Inc.	28,595
6,319	Western Union Co. (The)	119,555

		928,511

	Office Electronics — 0.1%
7,828	Xerox Corp.	60,589

	Semiconductors & Semiconductor Equipment — 2.5%
5,051	Advanced Micro Devices, Inc. (a)	28,589
2,650	Altera Corp. (c)	54,352
2,626	Analog Devices, Inc.	72,425
12,013	Applied Materials, Inc. (c)	160,974
3,886	Broadcom Corp., Class A (a) (c)	119,261
50,423	Intel Corp.	986,778
1,537	KLA-Tencor Corp.	55,117
2,002	Linear Technology Corp.	55,315
5,872	LSI Corp. (a) (c)	32,237
2,014	MEMC Electronic Materials, Inc. (a) (c)	33,493
1,648	Microchip Technology, Inc. (c)	43,672
7,628	Micron Technology, Inc. (a) (c)	62,550
2,108	National Semiconductor Corp. (c)	30,081
879	Novellus Systems, Inc. (a)	18,441
4,934	NVIDIA Corp. (a) (c)	74,158
1,573	Teradyne, Inc. (a) (c)	14,550
11,362	Texas Instruments, Inc.	269,166
2,486	Xilinx, Inc.	58,222

		2,169,381

	Software — 4.0%
4,728	Adobe Systems, Inc. (a)	156,213
2,070	Autodesk, Inc. (a) (c)	49,266
1,657	BMC Software, Inc. (a)	62,187
3,585	CA, Inc.	78,834
1,649	Citrix Systems, Inc. (a)	64,690
2,140	Compuware Corp. (a)	15,686
2,914	Electronic Arts, Inc. (a)	55,512
2,910	Intuit, Inc. (a)	82,935
1,416	McAfee, Inc. (a)	62,007
69,826	Microsoft Corp. (c)	1,807,795
3,124	Novell, Inc. (a)	14,089
35,179	Oracle Corp.	733,131
1,694	Red Hat, Inc. (a)	46,822
983	Salesforce.com, Inc. (a)	55,962
7,336	Symantec Corp. (a)	120,824

		3,405,953

	Total Information Technology	15,683,672

	Materials — 3.5%
	Chemicals — 2.0%
1,892	Air Products & Chemicals, Inc.	146,781
736	Airgas, Inc.	35,600
437	CF Industries Holdings, Inc.	37,683
10,301	Dow Chemical Co. (The)	268,547
8,139	E.l. du Pont de Nemours & Co.	261,587
655	Eastman Chemical Co.	35,069
2,134	Ecolab, Inc.	98,655
653	FMC Corp.	36,731
712	International Flavors & Fragrances, Inc.	27,006
4,917	Monsanto Co.	380,576
1,485	PPG Industries, Inc.	86,442
2,764	Praxair, Inc.	225,791
1,097	Sigma-Aldrich Corp.	59,216

		1,699,684

	Construction Materials — 0.1%
1,126	Vulcan Materials Co. (c)	60,883

	Containers & Packaging — 0.2%
848	Ball Corp.	41,722
973	Bemis Co., Inc.	25,210
1,517	Owens-Illinois, Inc. (a)	55,977
1,189	Pactiv Corp. (a)	30,974
1,430	Sealed Air Corp.	28,071

		181,954

	Metals & Mining — 1.0%
985	AK Steel Holding Corp.	19,434
8,776	Alcoa, Inc.	115,141
884	Allegheny Technologies, Inc. (c)	30,931
3,709	Freeport-McMoRan Copper & Gold, Inc. (c)	254,475
4,414	Newmont Mining Corp.	194,304
2,834	Nucor Corp.	133,226
763	Titanium Metals Corp. (c)	7,317
1,291	United States Steel Corp. (c)	57,282

		812,110

	Paper & Forest Products — 0.2%
3,898	International Paper Co.	86,652
1,541	MeadWestvaco Corp.	34,380
1,904	Weyerhaeuser Co.	69,782

		190,814

	Total Materials	2,945,445

	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 2.8%
53,143	AT&T, Inc.	1,435,392
2,677	CenturyTel, Inc.	89,947
2,814	Frontier Communications Corp.	21,218
13,353	Qwest Communications International, Inc.	50,875
25,586	Verizon Communications, Inc.	774,488
3,933	Windstream Corp.	39,841

		2,411,761

	Wireless Telecommunication Services — 0.3%
3,555	American Tower Corp., Class A (a)	129,402
2,347	MetroPCS Communications, Inc. (a) (c)	21,968
25,903	Sprint Nextel Corp. (a)	102,317

		253,687

	Total Telecommunication Services	2,665,448

	Utilities — 3.7%
	Electric Utilities — 2.1%
1,527	Allegheny Energy, Inc.	40,496
4,295	American Electric Power Co., Inc.	133,102
11,680	Duke Energy Corp.	183,843
2,935	Edison International	98,557
1,763	Entergy Corp.	140,793
5,937	Exelon Corp.	294,594
2,745	FirstEnergy Corp.	125,502
3,706	FPL Group, Inc. (c)	204,682
1,579	Northeast Utilities (c)	37,486
1,989	Pepco Holdings, Inc.	29,596
911	Pinnacle West Capital Corp.	29,899
3,392	PPL Corp.	102,913
2,515	Progress Energy, Inc.	98,236
7,171	Southern Co.	227,106

		1,746,805

	Gas Utilities — 0.1%
1,179	EQT Corp. (c)	50,226
407	Nicor, Inc.	14,892
1,570	Questar Corp.	58,969

		124,087

	Independent Power Producers & Energy Traders — 0.2%
6,008	AES Corp. (The) (a)	89,038
1,807	Constellation Energy Group, Inc.	58,493
4,567	Dynegy, Inc., Class A (a)	11,646

		159,177

	Multi-Utilities — 1.3%
2,102	Ameren Corp.	53,139
3,480	CenterPoint Energy, Inc.	43,257
2,062	CMS Energy Corp. (c)	27,631
2,477	Consolidated Edison, Inc.	101,408
5,362	Dominion Resources, Inc.	184,989
1,481	DTE Energy Co.	52,042
688	Integrys Energy Group, Inc.	24,692
2,480	NiSource, Inc.	34,447
3,339	PG&E Corp.	135,196
4,557	Public Service Enterprise Group, Inc.	143,272
994	SCANA Corp.	34,691
2,210	Sempra Energy (c)	110,080
1,925	TECO Energy, Inc. (c)	27,104
1,053	Wisconsin Energy Corp.	47,564
4,104	Xcel Energy, Inc. (c)	78,961

		1,098,473

	Total Utilities	3,128,542

	Total Common Stocks
	(Cost $88,153,383)	84,096,597

	Investment Company — 0.0% (g)
	Investment Company — 0.0% (g)
300	SPDR Trust, Series 1, 2.490%,
	(Cost $31,734)	31,668

	Short-Term Investments — 1.0%
	Investment Company — 0.8%
703,158	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (b) (k) (l) (m)
	(Cost $703,158)	703,158

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 0.2%
120	U.S. Treasury Bill, 0.163%, 10/15/09 (k) (n)
	(Cost $120)	119,993

	Total Short-Term Investments
	(Cost $823,151)	823,151

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investment of Cash Collateral for Securities on Loan — 14.7%
	Investment Company — 14.7%
12,512,505	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l)
	(Cost $12,512,505)	12,512,505

	Total Investments — 114.6%
	(Cost $101,520,773)	97,463,921
	Liabilities in Excess of Other Assets — (14.6)%	(12,427,961)

	NET ASSETS — 100.0%	$85,035,960

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
15	E-mini S&P 500	12/18/09	$789,675	$(6,047)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

SPDR —	Standard & Poor’s Depository Receipts

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,003,212
Aggregate gross unrealized depreciation	(18,060,064)

Net unrealized appreciation/depreciation	$(4,056,852)

Federal income tax cost of investments	$101,520,773

Equity Index Portfolio

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$97,343,928	$119,993	$—	$97,463,921
Depreciation in Other Financial Instruments *	$(6,047)	$—	$—	$(6,047)

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral and a certificate of deposit and corporate note that are as investments of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 99.1%
	Australia — 2.8%
27,480	BHP Billiton Ltd. (m)	906,305
6,197	Rio Tinto Ltd. (m)	322,061

		1,228,366

	Belgium — 1.0%
10,050	Anheuser-Busch InBev N.V. (m)	460,973

	Brazil — 2.1%
9,952	Petroleo Brasileiro S.A., ADR (m)	456,797
20,824	Vale S.A., ADR (m)	481,659

		938,456

	China — 1.2%
58,000	China Life Insurance Co., Ltd., Class H (m)	253,034
405,000	Industrial & Commercial Bank of China, Class H (m)	303,742

		556,776

	Finland — 1.2%
35,620	Nokia OYJ (m)	522,443

	France — 14.4%
6,993	Accor S.A. (m)	390,313
24,274	AXA S.A. (m)	658,916
8,646	BNP Paribas (m)	693,860
7,133	Cie de Saint-Gobain	372,733
5,798	GDF Suez (m)	258,142
5,478	Imerys S.A.	314,833
7,117	Lafarge S.A. (m)	638,169
4,250	LVMH Moet Hennessy Louis Vuitton S.A. (m)	428,653
3,322	Pernod-Ricard S.A.	264,790
2,950	PPR (m)	379,537
8,909	Sanofi-Aventis S.A. (m)	656,998
22,988	Total S.A. (m)	1,366,399

		6,423,343

	Germany — 7.6%
9,120	Bayer AG (m)	631,265
20,859	E.ON AG (m)	882,861
3,649	Linde AG (m)	395,163
2,170	RWE AG (m)	201,279
8,558	SAP AG (m)	414,980
6,781	Siemens AG (m)	624,397
11,527	Symrise AG (m)	219,379

		3,369,324

	Greece — 0.3%
6,415	Piraeus Bank S.A. (a) (m)	119,578

	Hong Kong — 2.3%
19,500	China Mobile Ltd. (m)	190,988
160,000	CNOOC Ltd. (m)	215,710
49,500	Esprit Holdings Ltd. (m)	331,678
79,000	Hang Lung Properties Ltd. (m)	289,235

		1,027,611

	Israel — 1.0%
8,690	Teva Pharmaceutical Industries Ltd., ADR (m)	439,366

	Italy — 3.7%
25,242	ENI S.p.A.	630,768
118,866	Intesa Sanpaolo S.p.A. (a) (m)	527,396
125,805	UniCredit S.p.A. (a) (m)	493,768

		1,651,932

	Japan — 16.3%
9,600	Astellas Pharma, Inc. (m)	393,637
16,500	Canon, Inc. (m)	661,096
5,200	East Japan Railway Co. (m)	374,915
23,100	Honda Motor Co., Ltd. (m)	701,541
198	Japan Tobacco, Inc. (m)	676,947
26,700	Komatsu Ltd. (m)	498,259
22,000	Kubota Corp.	182,265
24,500	Mitsubishi Corp. (m)	492,752
74,200	Mitsubishi UFJ Financial Group, Inc. (m)	396,535
15,000	Mitsui Fudosan Co., Ltd. (m)	252,577
7,000	Murata Manufacturing Co., Ltd. (m)	330,508
4,900	Nidec Corp.	396,684
1,600	Nintendo Co., Ltd. (m)	408,017
23,700	Nomura Holdings, Inc.	145,278
6,100	Shin-Etsu Chemical Co., Ltd. (m)	374,224
40,500	Sumitomo Corp. (m)	415,518
10,100	Sumitomo Mitsui Financial Group, Inc. (m)	350,089
668	Yahoo! Japan Corp.	226,333

		7,277,175

	Mexico — 1.2%
7,130	America Movil S.A.B. de C.V., Series L, ADR (m)	312,508
6,460	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	245,803

		558,311

	Netherlands — 4.6%
34,999	ING Groep N.V. CVA (a) (m)	628,508
31,860	Reed Elsevier N.V.	361,811
26,292	Royal Dutch Shell plc, Class A (m)	752,972
14,424	Wolters Kluwer N.V.	309,010

		2,052,301

	South Korea — 0.9%
560	Samsung Electronics Co., Ltd. (m)	386,618

	Spain — 4.3%
34,316	Banco Bilbao Vizcaya Argentaria S.A.	611,321
5,510	Inditex S.A.	316,845
35,722	Telefonica S.A. (m)	988,320

		1,916,486

	Sweden — 0.4%
15,490	Atlas Copco AB, Class A (m)	199,696

	Switzerland — 10.5%
33,160	ABB Ltd. (a) (m)	666,793
7,871	Holcim Ltd. (a) (m)	541,207
23,438	Nestle S.A. (m)	1,000,584
15,579	Novartis AG (m)	782,545
5,511	Roche Holding AG (m)	891,066
18,099	Xstrata plc (a) (m)	266,917
2,153	Zurich Financial Services AG (m)	513,374

		4,662,486

	Taiwan — 0.5%
21,736	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	238,227

	United Kingdom — 22.8%
7,090	Autonomy Corp. plc (a) (m)	185,121
64,127	Barclays plc (a) (m)	380,037
40,160	BG Group plc (m)	699,948
34,999	British Land Co. plc (m)	266,460
50,558	Burberry Group plc (m)	407,790
83,381	Centrica plc (m)	335,830
27,489	GlaxoSmithKline plc (m)	541,998
108,966	HSBC Holdings plc (m)	1,247,597
55,469	ICAP plc (m)	375,973
18,670	Imperial Tobacco Group plc (m)	540,873
68,580	Man Group plc (m)	364,210
72,550	Marks & Spencer Group plc (m)	420,678
49,031	Prudential plc (m)	472,553
7,548	Rio Tinto plc (m)	320,844
37,416	Standard Chartered plc (m)	924,225
119,402	Tesco plc (m)	764,370
470,678	Vodafone Group plc (m)	1,057,351
63,792	Wm Morrison Supermarkets plc (m)	283,570
3,257	Wolseley plc (a) (m)	78,758
58,790	WPP plc (m)	505,644

		10,173,830

	Total Common Stocks (Cost $36,500,782)	44,203,298

NUMBER OF RIGHTS

	Right — 0.1%
	France — 0.1%
8,646	BNP Paribas, expiring 10/13/09 (a) (m)	18,725

	Total Investments — 99.2% (Cost $36,500,782)	44,222,023
	Other Assets in Excess of Liabilities — 0.8%	373,177

	NET ASSETS — 100.0%	$44,595,200

Percentages indicated are based on net assets.

Summary of Investments by Industry, September 30, 2009

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

Industry	Percentage

Commercial Banks	13.7%
Pharmaceuticals	9.8
Oil, Gas & Consumable Fuels	9.3
Metals & Mining	5.2
Insurance	4.3
Wireless Telecommunication Services	3.5
Construction Materials	3.4
Tobacco	2.8
Media	2.7
Food & Staples Retailing	2.4
Software	2.3
Food Products	2.3
Chemicals	2.2
Diversified Telecommunication Services	2.2
Trading Companies & Distributors	2.2
Beverages	2.2
Capital Markets	2.0
Electric Utilities	2.0
Machinery	2.0
Textiles, Apparel & Luxury Goods	1.9
Multiline Retail	1.8
Multi-Utilities	1.8
Electronic Equipment, Instruments & Components	1.6
Automobiles	1.6
Electrical Equipment	1.5
Office Electronics	1.5
Specialty Retail	1.5
Diversified Financial Services	1.5
Semiconductors & Semiconductor Equipment	1.4
Industrial Conglomerates	1.4
Real Estate Management & Development	1.2
Communications Equipment	1.2
Others (each less than 1.0%)	3.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt

CVA —	Dutch Certification

(a)	Non-income producing security.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,395,449
Aggregate gross unrealized depreciation	(3,674,208)

Net unrealized appreciation/depreciation	$7,721,241

Federal income tax cost of investments	$36,500,782

International Equity Portfolio

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$1,166,828	$43,055,195	$—	$44,222,023

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consisted of ADRs, the reported values of which are an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 97.6%
	Consumer Discretionary — 10.8%
	Auto Components — 0.1%
3,100	Johnson Controls, Inc.	79,236

	Diversified Consumer Services — 0.7%
1,800	Apollo Group, Inc., Class A (a) (c)	132,606
2,000	ITT Educational Services, Inc. (a)	220,820

		353,426

	Hotels, Restaurants & Leisure — 2.6%
9,400	Boyd Gaming Corp. (a) (c)	102,742
9,900	Brinker International, Inc.	155,727
3,565	McDonald’s Corp.	203,455
5,300	Penn National Gaming, Inc. (a)	146,598
15,300	Royal Caribbean Cruises Ltd. (a)	368,424
15,600	Wyndham Worldwide Corp. (c)	254,592
2,500	Yum! Brands, Inc.	84,400

		1,315,938

	Media — 1.8%
7,200	Discovery Communications, Inc., Class A (a)	208,008
23,900	Gannett Co., Inc. (c)	298,989
14,200	Time Warner, Inc.	408,676

		915,673

	Multiline Retail — 1.0%
17,150	Macy’s, Inc. (c)	313,673
6,500	Nordstrom, Inc.	198,510

		512,183

	Specialty Retail — 3.6%
11,000	AutoNation, Inc. (a) (c)	198,880
15,900	Best Buy Co., Inc. (c)	596,568
17,500	Chico’s FAS, Inc. (a)	227,500
6,800	Gap, Inc. (The) (c)	145,520
12,700	RadioShack Corp.	210,439
4,300	Rent-A-Center, Inc. (a)	81,184
7,600	Signet Jewelers Ltd., (Bermuda) (a)	200,108
4,750	TJX Cos., Inc.	176,463

		1,836,662

	Textiles, Apparel & Luxury Goods — 1.0%
13,600	Jones Apparel Group, Inc.	243,848
3,700	Polo Ralph Lauren Corp.	283,494

		527,342

	Total Consumer Discretionary	5,540,460

	Consumer Staples — 13.3%
	Beverages — 0.4%
5,400	Pepsi Bottling Group, Inc.	196,776

	Food & Staples Retailing — 3.5%
3,200	BJ’s Wholesale Club, Inc. (a) (c)	115,904
3,400	Casey’s General Stores, Inc.	106,692
21,850	Kroger Co. (The)	450,984
22,750	Wal-Mart Stores, Inc.	1,116,798

		1,790,378

	Food Products — 1.2%
13,050	Dean Foods Co. (a) (c)	232,159
17,900	Del Monte Foods Co.	207,282
8,900	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	201,229

		640,670

	Household Products — 3.2%
6,400	Colgate-Palmolive Co.	488,192
3,000	Energizer Holdings, Inc. (a)	199,020
16,100	Kimberly-Clark Corp.	949,578

		1,636,790

	Personal Products — 0.4%
6,300	Herbalife Ltd., (Cayman Islands)	206,262

	Tobacco — 4.6%
60,950	Altria Group, Inc.	1,085,520
11,450	Lorillard, Inc.	850,735
9,800	Reynolds American, Inc. (c)	436,296

		2,372,551

	Total Consumer Staples	6,843,427

	Energy — 5.2%
	Energy Equipment & Services — 2.5%
3,750	National Oilwell Varco, Inc. (a)	161,737
12,900	Noble Corp.	489,684
2,900	Tidewater, Inc. (c)	136,561
6,000	Transocean Ltd., (Switzerland) (a)	513,180

		1,301,162

	Oil, Gas & Consumable Fuels — 2.7%
2,900	Apache Corp.	266,307
2,600	Exxon Mobil Corp.	178,386
3,800	Newfield Exploration Co. (a) (c)	161,728
7,050	Occidental Petroleum Corp.	552,720
6,200	Pioneer Natural Resources Co.	224,998

		1,384,139

	Total Energy	2,685,301

	Financials — 4.7%
	Capital Markets — 3.3%
4,850	Goldman Sachs Group, Inc. (The) (c)	894,097
5,250	Knight Capital Group, Inc., Class A (a)	114,188
7,400	Morgan Stanley	228,512
8,500	State Street Corp.	447,100

		1,683,897

	Insurance — 0.7%
5,300	Hartford Financial Services Group, Inc.	140,450
4,900	Prudential Financial, Inc. (c)	244,559

		385,009

	Real Estate Investment Trusts (REITs) — 0.7%
2,450	Digital Realty Trust, Inc.	111,989
6,500	ProLogis (c)	77,480
2,200	Simon Property Group, Inc. (c)	152,746

		342,215

	Total Financials	2,411,121

	Health Care — 14.7%
	Biotechnology — 3.7%
21,250	Amgen, Inc. (a)	1,279,888
12,450	Biogen Idec, Inc. (a)	628,974
700	Myriad Pharmaceuticals, Inc. (a)	4,102

		1,912,964

	Health Care Equipment & Supplies — 2.5%
7,040	Baxter International, Inc.	401,350
6,000	Kinetic Concepts, Inc. (a) (c)	221,880
18,600	Medtronic, Inc.	684,480

		1,307,710

	Health Care Providers & Services — 2.1%
8,150	CIGNA Corp. (c)	228,934
7,000	Community Health Systems, Inc. (a) (c)	223,510
1,780	Emergency Medical Services Corp., Class A (a)	82,770
7,000	McKesson Corp.	416,850
6,300	Omnicare, Inc.	141,876

		1,093,940

	Life Sciences Tools & Services — 1.7%
4,200	Life Technologies Corp. (a)	195,510
15,100	Thermo Fisher Scientific, Inc. (a) (c)	659,417

		854,927

	Pharmaceuticals — 4.7%
8,800	Bristol-Myers Squibb Co. (c)	198,176
9,350	Johnson & Johnson	569,321
14,700	Merck & Co., Inc.	464,961
43,900	Pfizer, Inc.	726,545
5,050	Valeant Pharmaceuticals International (a) (c)	141,703
13,850	Warner Chilcott plc, (Bermuda), Class A (a)	299,437

		2,400,143

	Total Health Care	7,569,684

	Industrials — 10.2%
	Aerospace & Defense — 1.3%
11,100	United Technologies Corp.	676,323

	Airlines — 0.7%
4,750	Copa Holdings S.A., (Panama), Class A	211,327
18,000	Delta Air Lines, Inc. (a)	161,280

		372,607

	Commercial Services & Supplies — 0.4%
10,200	R.R. Donnelley & Sons Co.	216,852

	Construction & Engineering — 0.5%
7,700	Foster Wheeler AG (a)	245,707

	Machinery — 4.7%
12,600	Caterpillar, Inc. (c)	646,758
100	Cummins, Inc.	4,481
7,000	Gardner Denver, Inc. (a)	244,160
16,000	Ingersoll-Rand plc, (Ireland)	490,720
3,500	Navistar International Corp. (a)	130,970
6,400	Oshkosh Corp.	197,952
12,100	PACCAR, Inc. (c)	456,291
5,000	Parker Hannifin Corp. (c)	259,200

		2,430,532

	Road & Rail — 2.6%
4,500	Con-way, Inc.	172,440
9,950	CSX Corp.	416,507
17,150	Norfolk Southern Corp.	739,337

		1,328,284

	Total Industrials	5,270,305

	Information Technology — 32.5%
	Communications Equipment — 4.4%
90,450	Cisco Systems, Inc. (a)	2,129,193
5,500	Juniper Networks, Inc. (a) (c)	148,610

		2,277,803

	Computers & Peripherals — 11.8%
7,005	Apple, Inc. (a)	1,298,517
59,400	Dell, Inc. (a)	906,444
12,300	EMC Corp. (a)	209,592
34,420	Hewlett-Packard Co.	1,624,968
10,950	International Business Machines Corp.	1,309,729
11,400	Lexmark International, Inc., Class A (a) (c)	245,556
15,600	Seagate Technology, (Cayman Islands) (c)	237,276
7,000	Western Digital Corp. (a) (c)	255,710

		6,087,792

	Electronic Equipment, Instruments & Components — 1.0%
7,800	Arrow Electronics, Inc. (a)	219,570
21,700	Jabil Circuit, Inc.	290,997

		510,567

	Internet Software & Services — 0.7%
700	Google, Inc., Class A (a)	347,095

	IT Services — 3.4%
21,700	Accenture plc, (Bermuda), Class A	808,759
2,450	Alliance Data Systems Corp. (a) (c)	149,646
41,550	Western Union Co. (The)	786,126

		1,744,531

	Semiconductors & Semiconductor Equipment — 4.1%
4,400	Applied Materials, Inc. (c)	58,960
10,900	Broadcom Corp., Class A (a) (c)	334,521
21,850	Intel Corp.	427,605
5,000	Intersil Corp., Class A (c)	76,550
27,700	LSI Corp. (a) (c)	152,073
6,550	Marvell Technology Group Ltd., (Bermuda) (a)	106,045
4,250	Microsemi Corp. (a) (c)	67,107
24,400	National Semiconductor Corp. (c)	348,188
7,100	Novellus Systems, Inc. (a)	148,958
14,750	ON Semiconductor Corp. (a)	121,687
11,350	Xilinx, Inc.	265,817

		2,107,511

	Software — 7.1%
9,000	Autodesk, Inc. (a) (c)	214,200
103,000	Microsoft Corp. (c)	2,666,670
25,340	Oracle Corp.	528,086
8,000	Rovi Corp. (a)	268,800

		3,677,756

	Total Information Technology	16,753,055

	Materials — 4.7%
	Chemicals — 2.9%
7,800	Ashland, Inc.	337,116
6,900	Celanese Corp., Class A	172,500
30,600	Dow Chemical Co. (The)	797,742
6,200	Valspar Corp. (c)	170,562

		1,477,920

	Containers & Packaging — 0.5%
14,500	Temple-Inland, Inc.	238,090

	Metals & Mining — 1.3%
10,200	Freeport-McMoRan Copper & Gold, Inc. (c)	699,822

	Total Materials	2,415,832

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.4%
6,302	CenturyTel, Inc.	211,747

	Wireless Telecommunication Services — 0.2%
25,300	Sprint Nextel Corp. (a)	99,935

	Total Telecommunication Services	311,682

	Utilities — 0.9%
	Independent Power Producers & Energy Traders — 0.2%
4,200	NRG Energy, Inc. (a)	118,398

	Multi-Utilities — 0.7%
2,100	PG&E Corp.	85,029
4,900	Sempra Energy (c)	244,069

		329,098

	Total Utilities	447,496

	Total Common Stocks (Cost $43,829,040)	50,248,363

	Short-Term Investment — 5.3%
	Investment Company — 5.3%
2,742,463	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (b) (l) (m) (Cost $2,742,463)	2,742,463

	Investments of Cash Collateral for Securities on Loan — 17.9%
	Investment Company — 17.9%
9,198,847	JPMorgan Prime Money Market Fund, Capital Shares, 0.260%, (b) (l) (Cost $9,198,847)	9,198,847

	Total Investments — 120.8% (Cost $55,770,350)	62,189,673
	Liabilities in Excess of Other Assets — (20.8)%	(10,722,095)

	NET ASSETS — 100.0%	$51,467,578

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,281,326
Aggregate gross unrealized depreciation	(862,003)

Net unrealized appreciation/depreciation	$6,419,323

Federal income tax cost of investments	$55,770,350

Intrepid Growth Portfolio

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$62,189,673	$—	$—	$62,189,673

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 98.4%
	Consumer Discretionary — 17.7%
	Auto Components — 0.7%
5,400	Autoliv, Inc., (Sweden) (c)	181,440
8,000	TRW Automotive Holdings Corp. (a)	134,000

		315,440

	Distributors — 0.3%
3,500	Genuine Parts Co.	133,210

	Diversified Consumer Services — 1.9%
4,900	Apollo Group, Inc., Class A (a)	360,983
2,900	DeVry, Inc. (c)	160,428
16,450	H&R Block, Inc.	302,351

		823,762

	Hotels, Restaurants & Leisure — 1.9%
7,100	Brinker International, Inc.	111,683
1,600	Choice Hotels International, Inc.	49,696
6,750	Darden Restaurants, Inc. (c)	230,377
3,500	International Speedway Corp., Class A	96,495
1,900	Penn National Gaming, Inc. (a)	52,554
17,400	Wyndham Worldwide Corp.	283,968

		824,773

	Household Durables — 2.6%
2,800	D.R. Horton, Inc.	31,948
150	Garmin Ltd., (Cayman Islands) (c)	5,661
16,700	Jarden Corp.	468,769
12,450	Leggett & Platt, Inc.	241,530
400	NVR, Inc. (a) (c)	254,948
3,200	Stanley Works (The)	136,608

		1,139,464

	Internet & Catalog Retail — 0.6%
1,700	priceline.com, Inc. (a) (c)	281,894

	Leisure Equipment & Products — 0.5%
8,650	Hasbro, Inc.	240,038

	Media — 2.9%
1,300	CBS Corp., Class B	15,665
3,600	CTC Media, Inc., (Russia) (a)	56,592
7,450	DISH Network Corp., Class A (a)	143,487
3,700	DreamWorks Animation SKG, Inc., Class A (a)	131,609
12,400	Gannett Co., Inc. (c)	155,124
15,900	Interpublic Group of Cos., Inc. (a) (c)	119,568
900	John Wiley & Sons, Inc., Class A	31,302
6,600	Liberty Global, Inc., Class A (a)	148,962
3,300	McGraw-Hill Cos., Inc. (The)	82,962
3,850	Omnicom Group, Inc. (c)	142,219
4,600	Regal Entertainment Group, Class A (c)	56,672
7,100	Viacom, Inc., Class B (a)	199,084

		1,283,246

	Multiline Retail — 1.6%
6,250	Big Lots, Inc. (a)	156,375
6,000	J.C. Penney Co., Inc.	202,500
19,000	Macy’s, Inc. (c)	347,510

		706,385

	Specialty Retail — 3.9%
3,450	Advance Auto Parts, Inc.	135,516
3,100	Aeropostale, Inc. (a)	134,757
4,200	AutoNation, Inc. (a) (c)	75,936
920	AutoZone, Inc. (a)	134,522
6,900	GameStop Corp., Class A (a)	182,643
16,350	Gap, Inc. (The) (c)	349,890
7,200	RadioShack Corp.	119,304
6,300	Ross Stores, Inc.	300,951
4,700	Signet Jewelers Ltd., (Bermuda) (a)	123,751
3,800	TJX Cos., Inc.	141,170

		1,698,440

	Textiles, Apparel & Luxury Goods — 0.8%
7,400	Coach, Inc.	243,608
3,400	Jones Apparel Group, Inc.	60,962
6,600	Liz Claiborne, Inc.	32,538

		337,108

	Total Consumer Discretionary	7,783,760

	Consumer Staples — 4.7%
	Beverages — 1.8%
12,500	Coca-Cola Enterprises, Inc.	267,625
16,200	Constellation Brands, Inc., Class A (a)	245,430
9,400	Dr. Pepper Snapple Group, Inc. (a)	270,250

		783,305

	Food Products — 1.0%
1,900	Bunge Ltd.	118,959
6,800	Dean Foods Co. (a) (c)	120,972
2,900	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	65,569
11,300	Tyson Foods, Inc., Class A	142,719

		448,219

	Household Products — 0.3%
2,350	Church & Dwight Co., Inc.	133,339

	Personal Products — 0.3%
4,300	Herbalife Ltd., (Cayman Islands)	140,782

	Tobacco — 1.3%
5,530	Lorillard, Inc.	410,879
3,110	Reynolds American, Inc. (c)	138,457

		549,336

	Total Consumer Staples	2,054,981

	Energy — 6.9%
	Energy Equipment & Services — 3.4%
6,300	BJ Services Co.	122,409
1,100	Diamond Offshore Drilling, Inc.	105,072
2,400	Dresser-Rand Group, Inc. (a)	74,568
12,630	ENSCO International, Inc. (c)	537,280
4,050	Helmerich & Payne, Inc. (c)	160,097
3,068	National Oilwell Varco, Inc. (a)	132,323
4,100	Oil States International, Inc. (a)	144,033
1,400	Tidewater, Inc. (c)	65,926
3,400	Unit Corp. (a)	140,250

		1,481,958

	Oil, Gas & Consumable Fuels — 3.5%
5,600	Alpha Natural Resources, Inc. (a)	196,560
5,000	Cimarex Energy Co.	216,600
3,800	Encore Acquisition Co. (a)	142,120
2,500	EXCO Resources, Inc. (a)	46,725
1,000	Massey Energy Co.	27,890
3,900	Murphy Oil Corp.	224,523
6,900	Newfield Exploration Co. (a) (c)	293,664
1,420	Noble Energy, Inc.	93,663
4,900	Southern Union Co.	101,871
4,600	Southwestern Energy Co. (a)	196,328

		1,539,944

	Total Energy	3,021,902

	Financials — 18.2%
	Capital Markets — 2.4%
5,900	Affiliated Managers Group, Inc. (a) (c)	383,559
4,450	Federated Investors, Inc., Class B (c)	117,346
7,000	GLG Partners, Inc. (c)	28,210
800	Lazard Ltd., (Bermuda), Class A	33,048
1,300	Northern Trust Corp.	75,608
20,950	TD AMERITRADE Holding Corp. (a)	411,039

		1,048,810

	Commercial Banks — 2.1%
5,100	BancorpSouth, Inc. (c)	124,491
3,750	Bank of Hawaii Corp.	155,775
3,750	BOK Financial Corp. (c)	173,700
1,200	Cullen/Frost Bankers, Inc.	61,968
27,200	TCF Financial Corp. (c)	354,688
2,430	Valley National Bancorp (c)	29,865

		900,487

	Consumer Finance — 0.1%
2,800	AmeriCredit Corp. (a)	44,212

	Diversified Financial Services — 0.6%
3,900	Moody’s Corp.	79,794
8,850	NASDAQ OMX Group, Inc. (The) (a)	186,293

		266,087

	Insurance — 6.0%
4,650	Allied World Assurance Co. Holdings Ltd., (Bermuda)	222,874
17,050	American Financial Group, Inc.	434,775
3,350	Arch Capital Group Ltd., (Bermuda) (a) (c)	226,259
5,900	Assurant, Inc.	189,154
2,950	Axis Capital Holdings Ltd., (Bermuda)	89,031
2,300	CNA Financial Corp. (a)	55,522
23,700	Genworth Financial, Inc., Class A	283,215
3,950	Hanover Insurance Group, Inc. (The)	163,254
2,200	PartnerRe Ltd., (Bermuda)	169,268
5,200	Principal Financial Group, Inc.	142,428
1,400	Protective Life Corp.	29,988
5,900	StanCorp Financial Group, Inc.	238,183
800	Torchmark Corp.	34,744
17,600	Unum Group	377,344

		2,656,039

	Real Estate Investment Trusts (REITs) — 5.9%
1,800	Alexandria Real Estate Equities, Inc.	97,830
6,700	AMB Property Corp.	153,765
21,100	Annaly Capital Management, Inc. (c)	382,754
1,300	Camden Property Trust	52,390
9,500	Chimera Investment Corp. (c)	36,290
4,000	Douglas Emmett, Inc. (c) (m)	49,120
3,700	Equity Residential	113,590
3,600	Federal Realty Investment Trust (c)	220,932
6,300	Health Care REIT, Inc.	262,206
8,010	Hospitality Properties Trust	163,164
4,550	Mack-Cali Realty Corp.	147,101
5,980	Nationwide Health Properties, Inc.	185,320
4,030	ProLogis (c)	48,038
4,200	SL Green Realty Corp. (c)	184,170
5,500	Taubman Centers, Inc. (c)	198,440
7,800	Ventas, Inc.	300,300

		2,595,410

	Thrifts & Mortgage Finance — 1.1%
20,100	Hudson City Bancorp, Inc. (c)	264,315
20,400	New York Community Bancorp, Inc. (c)	232,968

		497,283

	Total Financials	8,008,328

	Health Care — 8.5%
	Biotechnology — 0.7%
3,900	BioMarin Pharmaceutical, Inc. (a) (c)	70,512
5,271	Talecris Biotherapeutics Holdings Corp. (a)	100,149
4,200	Vertex Pharmaceuticals, Inc. (a)	159,180

		329,841

	Health Care Equipment & Supplies — 1.7%
4,800	Hospira, Inc. (a)	214,080
4,000	Inverness Medical Innovations, Inc. (a)	154,920
5,150	Kinetic Concepts, Inc. (a) (c)	190,447
4,200	Varian Medical Systems, Inc. (a)	176,946

		736,393

	Health Care Providers & Services — 3.0%
3,210	Aetna, Inc.	89,334
9,500	CIGNA Corp. (c)	266,855
11,900	Health Management Associates, Inc., Class A (a)	89,131
3,350	Laboratory Corp. of America Holdings (a)	220,095
2,400	LifePoint Hospitals, Inc. (a)	64,944
5,400	Lincare Holdings, Inc. (a) (c)	168,750
9,550	Omnicare, Inc.	215,066
4,100	Quest Diagnostics, Inc.	213,979

		1,328,154

	Life Sciences Tools & Services — 1.1%
10,082	Life Technologies Corp. (a)	469,317

	Pharmaceuticals — 2.0%
2,600	Allergan, Inc.	147,576
5,150	Endo Pharmaceuticals Holdings, Inc. (a) (c)	116,545
7,300	King Pharmaceuticals, Inc. (a)	78,621
7,800	Mylan, Inc. (a) (c)	124,878
7,700	Warner Chilcott plc, (Bermuda), Class A (a)	166,474
6,150	Watson Pharmaceuticals, Inc. (a) (c)	225,336

		859,430

	Total Health Care	3,723,135

	Industrials — 11.5%
	Aerospace & Defense — 2.2%
7,000	Goodrich Corp.	380,380
5,450	L-3 Communications Holdings, Inc.	437,744
2,900	Northrop Grumman Corp.	150,075

		968,199

	Airlines — 0.8%
8,100	Copa Holdings S.A., (Panama), Class A	360,369

	Building Products — 0.1%
1,700	Lennox International, Inc. (c)	61,404

	Commercial Services & Supplies — 1.3%
3,800	Pitney Bowes, Inc.	94,430
13,330	R.R. Donnelley & Sons Co.	283,396
7,385	Republic Services, Inc. (c)	196,219

		574,045

	Construction & Engineering — 1.3%
3,000	KBR, Inc.	69,870
3,800	Shaw Group, Inc. (The) (a)	121,942
8,300	URS Corp. (a)	362,295

		554,107

	Electrical Equipment — 1.0%
1,500	Cooper Industries Ltd., Class A	56,355
4,950	Hubbell, Inc., Class B	207,900
6,400	Thomas & Betts Corp. (a)	192,512

		456,767

	Machinery — 3.4%
5,650	AGCO Corp. (a) (m)	156,110
2,646	Cummins, Inc.	118,567
8,050	Dover Corp.	312,018
4,250	Gardner Denver, Inc. (a)	148,240
1,400	Joy Global, Inc. (c)	68,516
6,300	Oshkosh Corp.	194,859
5,945	Parker Hannifin Corp. (c)	308,189
2,850	SPX Corp.	174,619

		1,481,118

	Marine — 0.4%
4,400	Kirby Corp. (a) (c)	162,008

	Road & Rail — 0.8%
4,400	CSX Corp.	184,184
4,500	Ryder System, Inc.	175,770

		359,954

	Trading Companies & Distributors — 0.2%
3,000	WESCO International, Inc. (a) (c)	86,400

	Total Industrials	5,064,371

	Information Technology — 14.4%
	Communications Equipment — 1.4%
9,800	Brocade Communications Systems, Inc. (a)	77,028
9,500	CommScope, Inc. (a)	284,335
7,200	Harris Corp.	270,720

		632,083

	Computers & Peripherals — 1.8%
6,000	Lexmark International, Inc., Class A (a) (c)	129,240
10,400	NCR Corp. (a)	143,728
4,450	QLogic Corp. (a)	76,540
11,650	Western Digital Corp. (a) (c)	425,575

		775,083

	Electronic Equipment, Instruments & Components — 1.5%
9,900	Arrow Electronics, Inc. (a) (c)	278,685
13,500	Avnet, Inc. (a)	350,595
1,300	Tech Data Corp. (a)	54,093

		683,373

	IT Services — 4.1%
5,750	Alliance Data Systems Corp. (a) (c)	351,210
9,300	Broadridge Financial Solutions, Inc.	186,930
5,100	Computer Sciences Corp. (a) (c)	268,821
38,938	Convergys Corp. (a)	387,044
11,600	Fidelity National Information Services, Inc.	295,916
6,000	Hewitt Associates, Inc., Class A (a)	218,580
2,500	Lender Processing Services, Inc.	95,425

		1,803,926

	Semiconductors & Semiconductor Equipment — 2.7%
3,900	Cypress Semiconductor Corp. (a)	40,287
8,300	Integrated Device Technology, Inc. (a)	56,108
5,900	Intersil Corp., Class A (c)	90,329
4,200	Linear Technology Corp.	116,046
17,600	Marvell Technology Group Ltd., (Bermuda) (a)	284,944
13,700	National Semiconductor Corp. (c)	195,499
29,700	ON Semiconductor Corp. (a) (c)	245,025
1,500	Teradyne, Inc. (a)	13,875
6,150	Xilinx, Inc.	144,033

		1,186,146

	Software — 2.9%
10,080	BMC Software, Inc. (a)	378,302
17,900	CA, Inc.	393,621
16,500	Compuware Corp. (a)	120,945
13,200	Symantec Corp. (a)	217,404
7,200	Synopsys, Inc. (a)	161,424

		1,271,696

	Total Information Technology	6,352,307

	Materials — 6.4%
	Chemicals — 3.6%
1,150	Airgas, Inc.	55,626
7,600	Ashland, Inc.	328,472
6,720	Celanese Corp.	168,000
950	CF Industries Holdings, Inc.	81,918
2,550	Eastman Chemical Co.	136,527
5,100	FMC Corp.	286,875
4,200	Lubrizol Corp.	300,132
3,700	Scotts Miracle-Gro Co. (The), Class A	158,915
2,750	Terra Industries, Inc. (c)	95,342

		1,611,807

	Containers & Packaging — 1.1%
14,200	Crown Holdings, Inc. (a)	386,240
3,500	Pactiv Corp. (a)	91,175

		477,415

	Metals & Mining — 1.2%
1,150	Cliffs Natural Resources, Inc.	37,214
3,400	Reliance Steel & Aluminum Co.	144,704
2,900	Schnitzer Steel Industries, Inc., Class A	154,425
1,480	United States Steel Corp. (c)	65,668
2,150	Walter Energy, Inc.	129,129

		531,140

	Paper & Forest Products — 0.5%
9,900	International Paper Co.	220,077

	Total Materials	2,840,439

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.7%
13,187	CenturyTel, Inc.	443,083
39,000	Qwest Communications International, Inc.	148,590
16,450	Windstream Corp.	166,639

		758,312

	Wireless Telecommunication Services — 0.2%
6,700	MetroPCS Communications, Inc. (a) (c)	62,712

	Total Telecommunication Services	821,024

	Utilities — 8.2%
	Electric Utilities — 1.8%
15,500	DPL, Inc. (c)	404,550
8,050	Edison International	270,319
9,250	Pepco Holdings, Inc.	137,640

		812,509

	Gas Utilities — 2.1%
1,900	Atmos Energy Corp.	53,542
5,595	Energen Corp.	241,144
6,400	National Fuel Gas Co.	293,184
13,850	UGI Corp.	347,081

		934,951

	Independent Power Producers & Energy Traders — 0.3%
4,700	NRG Energy, Inc. (a)	132,493

	Multi-Utilities — 4.0%
2,550	Alliant Energy Corp.	71,018
28,830	CenterPoint Energy, Inc.	358,357
12,600	CMS Energy Corp. (c)	168,840
8,150	MDU Resources Group, Inc.	169,927
2,400	NSTAR	76,368
12,400	Sempra Energy (c)	617,644
17,400	TECO Energy, Inc. (c)	244,992
1,800	Vectren Corp.	41,472

		1,748,618

	Total Utilities	3,628,571

	Total Common Stocks (Cost $43,770,633)	43,298,818

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.4%
180,000	U.S. Treasury Note, 3.125%, 11/30/09 (k) (Cost $180,770)	180,872

SHARES

	Short-Term Investment — 1.4%
	Investment Company — 1.4%
603,829	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares,0.271% (b) (l) (m) (Cost $603,829)	603,829

	Investment of Cash Collateral for Securities on Loan — 22.7%
	Investment Company — 22.7%
10,021,286	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $10,021,286)	10,021,286

	Total Investments — 122.9% (Cost $54,576,518)	54,104,805
	Liabilities in Excess of Other Assets — (22.9)%	(10,097,088)

	NET ASSETS — 100.0%	$44,007,717

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
2	S&P Mid Cap 400	12/17/09	$689,200	$13,292

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,926,633
Aggregate gross unrealized depreciation	(5,398,346)

Net unrealized appreciation/depreciation	$(471,713)

Federal income tax cost of investments	$54,576,518

Intrepid Mid Cap Portfolio

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$53,923,933	$180,872	$—	$54,104,805
Appreciation in Other Financial Instruments*	$13,292	$—	$—	$13,292

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust Mid Cap Value Portfolio
(formerly JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio)

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 98.5%
	Consumer Discretionary — 18.1%
	Auto Components — 0.6%
66,130	WABCO Holdings, Inc.	1,388,730

	Distributors — 1.1%
66,940	Genuine Parts Co.	2,547,737

	Diversified Consumer Services — 0.9%
114,950	H&R Block, Inc.	2,112,781

	Hotels, Restaurants & Leisure — 1.4%
38,441	Darden Restaurants, Inc.	1,311,991
70,969	Marriott International, Inc., Class A (c)	1,958,035

		3,270,026

	Household Durables — 1.8%
64,840	Fortune Brands, Inc.	2,786,823
47,987	Jarden Corp. (c)	1,346,995

		4,133,818

	Internet & Catalog Retail — 0.4%
39,000	Expedia, Inc. (a)	934,050

	Media — 4.3%
84,020	Cablevision Systems Corp., Class A	1,995,475
199,304	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,395,128
29,340	Omnicom Group, Inc.	1,083,820
67,750	Scripps Networks Interactive, Inc., Class A	2,503,362
6,640	Washington Post Co. (The), Class B	3,108,051

		10,085,836

	Specialty Retail — 6.6%
71,607	AutoNation, Inc. (a) (c)	1,294,655
13,550	AutoZone, Inc. (a) (c)	1,981,281
30,570	Bed Bath & Beyond, Inc. (a)	1,147,598
168,890	Gap, Inc. (The)	3,614,246
18,930	Sherwin-Williams Co. (The)	1,138,829
72,250	Staples, Inc.	1,677,645
53,440	Tiffany & Co.	2,059,043
68,950	TJX Cos., Inc.	2,561,492

		15,474,789

	Textiles, Apparel & Luxury Goods — 1.0%
33,000	V.F. Corp.	2,390,190

	Total Consumer Discretionary	42,337,957

	Consumer Staples — 6.2%
	Beverages — 0.5%
21,482	Brown-Forman Corp., Class B	1,035,862

	Food & Staples Retailing — 1.7%
203,270	Safeway, Inc.	4,008,485

	Food Products — 1.8%
69,730	JM Smucker Co. (The)	3,696,387
14,200	McCormick & Co., Inc.	481,948

		4,178,335

	Household Products — 1.5%
28,250	Clorox Co.	1,661,665
28,100	Energizer Holdings, Inc. (a)	1,864,154

		3,525,819

	Tobacco — 0.7%
22,830	Lorillard, Inc.	1,696,269

	Total Consumer Staples	14,444,770

	Energy — 6.1%
	Oil, Gas & Consumable Fuels — 6.1%
141,840	CVR Energy, Inc. (a)	1,764,490
48,014	Devon Energy Corp.	3,232,783
61,030	Kinder Morgan Management LLC (a)	2,889,770
101,570	Teekay Corp., (Bahamas) (c)	2,221,336
231,680	Williams Cos., Inc. (The)	4,140,121

	Total Energy	14,248,500

	Financials — 27.4%
	Capital Markets — 1.6%
12,370	Affiliated Managers Group, Inc. (a)	804,173
18,130	Northern Trust Corp.	1,054,441
41,440	T. Rowe Price Group, Inc. (c)	1,893,808

		3,752,422

	Commercial Banks — 7.1%
27,300	BancorpSouth, Inc. (c)	666,393
83,900	BB&T Corp. (c)	2,285,436
20,070	City National Corp.	781,325
38,640	Cullen/Frost Bankers, Inc.	1,995,370
107,500	KeyCorp	698,750
65,370	M&T Bank Corp. (c)	4,073,858
61,400	SunTrust Banks, Inc.	1,384,570
331,010	Synovus Financial Corp. (c)	1,241,288
109,200	TCF Financial Corp. (c)	1,423,968
90,700	Wilmington Trust Corp. (c)	1,287,940
52,500	Zions Bancorp (c)	943,425

		16,782,323

	Insurance — 12.7%
161,070	Assurant, Inc.	5,163,904
184,639	Cincinnati Financial Corp.	4,798,768
4,040	Everest Re Group Ltd., (Bermuda)	354,308
86,480	Loews Corp.	2,961,940
472,874	Old Republic International Corp.	5,759,605
172,932	OneBeacon Insurance Group Ltd., Class A	2,376,086
102,950	Principal Financial Group, Inc.	2,819,800
59,300	Transatlantic Holdings, Inc.	2,975,081
99,010	W.R. Berkley Corp.	2,502,973

		29,712,465

	Real Estate Investment Trusts (REITs) — 4.4%
163,372	Kimco Realty Corp. (c)	2,130,371
17,060	Public Storage	1,283,594
10,526	Rayonier, Inc.	430,619
56,220	Regency Centers Corp.	2,082,951
51,070	Ventas, Inc.	1,966,195
38,407	Vornado Realty Trust	2,473,803

		10,367,533

	Real Estate Management & Development — 1.0%
204,080	Brookfield Properties Corp., (Canada) (c)	2,297,941

	Thrifts & Mortgage Finance — 0.6%
90,680	People's United Financial, Inc. (c)	1,410,981

	Total Financials	64,323,665

	Health Care — 5.3%
	Health Care Equipment & Supplies — 1.4%
48,960	Becton, Dickinson & Co. (c)	3,414,960

	Health Care Providers & Services — 3.9%
72,869	Community Health Systems, Inc. (a) (c)	2,326,707
95,650	Coventry Health Care, Inc. (a)	1,909,174
110,050	Lincare Holdings, Inc. (a) (c)	3,439,063
52,300	VCA Antech, Inc. (a) (c)	1,406,347

		9,081,291

	Total Health Care	12,496,251

	Industrials — 8.5%
	Aerospace & Defense — 3.0%
19,880	Alliant Techsystems, Inc. (a)	1,547,658
26,700	L-3 Communications Holdings, Inc.	2,144,544
32,660	Precision Castparts Corp.	3,327,074

		7,019,276

	Commercial Services & Supplies — 1.9%
169,430	Republic Services, Inc.	4,501,755

	Electrical Equipment — 0.8%
47,540	Cooper Industries plc, Class A	1,786,078

	Industrial Conglomerates — 1.2%
85,740	Carlisle Cos., Inc.	2,907,444

	Machinery — 1.2%
42,420	Dover Corp.	1,644,199
28,890	Illinois Tool Works, Inc.	1,233,892

		2,878,091

	Road & Rail — 0.4%
18,900	Norfolk Southern Corp.	814,779

	Total Industrials	19,907,423

	Information Technology — 5.4%
	Computers & Peripherals — 0.5%
51,100	Lexmark International, Inc., Class A (a)	1,100,694

	Electronic Equipment, Instruments & Components — 3.7%
69,240	Amphenol Corp., Class A	2,608,963
109,210	Arrow Electronics, Inc. (a)	3,074,262
137,480	Tyco Electronics Ltd., (Switzerland)	3,063,054

		8,746,279

	Semiconductors & Semiconductor Equipment — 0.1%
21,600	Avago Technologies Ltd., (Singapore) (a)	368,712

	Software — 1.1%
109,090	Jack Henry & Associates, Inc.	2,560,342

	Total Information Technology	12,776,027

	Materials — 6.4%
	Chemicals — 4.5%
50,900	Airgas, Inc.	2,462,033
96,846	Albemarle Corp.	3,350,872
39,630	PPG Industries, Inc.	2,306,862
45,050	Sigma-Aldrich Corp.	2,431,799

		10,551,566

	Construction Materials — 0.4%
17,330	Vulcan Materials Co.	937,033

	Containers & Packaging — 1.5%
73,630	Ball Corp.	3,622,596

	Total Materials	15,111,195

	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 1.7%
71,090	CenturyTel, Inc.	2,388,624
147,529	Windstream Corp.	1,494,469

		3,883,093

	Wireless Telecommunication Services — 1.4%
110,440	Telephone & Data Systems, Inc.	3,277,859

	Total Telecommunication Services	7,160,952

	Utilities — 12.0%
	Electric Utilities — 2.8%
128,330	American Electric Power Co., Inc.	3,976,947
139,920	Westar Energy, Inc.	2,729,839

		6,706,786

	Gas Utilities — 4.0%
93,190	Energen Corp.	4,016,489
72,710	EQT Corp.	3,097,446
60,720	ONEOK, Inc.	2,223,566

		9,337,501

	Multi-Utilities — 4.4%
248,340	CMS Energy Corp. (c)	3,327,756
30,600	NSTAR	973,692
71,125	PG&E Corp. (c)	2,879,852
163,480	Xcel Energy, Inc.	3,145,355

		10,326,655

	Water Utilities — 0.8%
91,900	American Water Works Co., Inc.	1,832,486

	Total Utilities	28,203,428

	Total Common Stocks (Cost $223,056,652)	231,010,168

	Short-Term Investment — 1.8%
	Investment Company — 1.8%
4,282,393	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $4,282,393)	4,282,393

	Investment of Cash Collateral for Securities on Loan — 12.2%
	Investment Company — 12.2%
28,676,900	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $28,676,900)	28,676,900

	Total Investments — 112.5%
	(Cost $256,015,945)	263,969,461
	Liabilities in Excess of Other Assets — (12.5)%	(29,428,689)

	NET ASSETS — 100.0%	$234,540,772

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,392,866
Aggregate gross unrealized depreciation	(21,439,350)

Net unrealized appreciation/depreciation	$7,953,516

Federal income tax cost of investments	$256,015,945

Mid Cap Value Portfolio

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$263,969,461	$—	$—	$263,969,461

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Insurance Trust Small Cap Core Portfolio
(formerly JPMorgan Insurance Trust Small Cap Equity Portfolio)

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 98.0%
	Consumer Discretionary — 14.2%
	Auto Components — 0.3%
7,600	Spartan Motors, Inc.	39,064
7,300	Standard Motor Products, Inc.	110,960

		150,024

	Distributors — 0.2%
3,100	Core-Mark Holding Co., Inc. (a)	88,660

	Diversified Consumer Services — 0.2%
4,675	Bridgepoint Education, Inc. (a)	71,340
2,100	Corinthian Colleges, Inc. (a)	38,976
1,300	Lincoln Educational Services Corp. (a)	29,744

		140,060

	Hotels, Restaurants & Leisure — 1.6%
5,900	CEC Entertainment, Inc. (a)	152,574
4,100	Cracker Barrel Old Country Store, Inc.	141,040
3,200	DineEquity, Inc.	79,200
11,800	Domino’s Pizza, Inc. (a)	104,312
11,000	Einstein Noah Restaurant Group, Inc. (a)	132,440
1,800	Isle of Capri Casinos, Inc. (a)	21,222
19,700	Ruby Tuesday, Inc. (a)	165,874
21,100	Ruth’s Hospitality Group, Inc. (a)	89,042

		885,704

	Household Durables — 1.3%
42	CSS Industries, Inc.	830
4,800	Helen of Troy Ltd., (Bermuda) (a)	93,264
4,000	Hooker Furniture Corp.	54,000
3,193	Jarden Corp.	89,628
16,150	Tempur-Pedic International, Inc. (a)	305,881
4,800	Tupperware Brands Corp.	191,616

		735,219

	Internet & Catalog Retail — 0.4%
10,500	HSN, Inc. (a)	170,940
7,700	Vitacost.com, Inc. (a)	84,084

		255,024

	Leisure Equipment & Products — 1.0%
17,150	JAKKS Pacific, Inc. (a)	245,588
6,500	RC2 Corp. (a)	92,625
31,400	Smith & Wesson Holding Corp. (a)	164,222
1,600	Steinway Musical Instruments (a)	18,992
2,400	Sturm Ruger & Co., Inc.	31,056

		552,483

	Media — 1.7%
8,200	AH Belo Corp., Class A	26,486
17,200	Belo Corp., Class A	93,052
3,600	Carmike Cinemas, Inc. (a)	36,396
7,500	Cinemark Holdings, Inc.	77,700
950	Cumulus Media, Inc., Class A (a)	1,643
9,500	Entercom Communications Corp., Class A (a)	48,450
6,900	Harte-Hanks, Inc.	95,427
15,600	LIN TV Corp., Class A (a)	73,788
1,100	Marvel Entertainment, Inc. (a)	54,582
21,900	Mediacom Communications Corp., Class A (a)	126,144
19,500	Valassis Communications, Inc. (a)	348,660

		982,328

	Multiline Retail — 0.2%
6,900	Dillard’s, Inc., Class A	97,290
1,974	Saks, Inc. (a)	13,463

		110,753

	Specialty Retail — 4.3%
5,550	Aeropostale, Inc. (a)	241,259
19,700	Asbury Automotive Group, Inc. (a)	249,796
3,800	Brown Shoe Co., Inc.	30,476
11,000	Cabela’s, Inc. (a)	146,740
3,000	Children’s Place Retail Stores, Inc. (The) (a)	89,880
9,967	Collective Brands, Inc. (a)	172,728
11,925	Finish Line, Inc. (The), Class A	121,158
4,600	Gymboree Corp. (a)	222,548
4,000	hhgregg, Inc. (a)	67,760
4,300	Hot Topic, Inc. (a)	32,207
5,500	Jos. A. Bank Clothiers, Inc. (a)	246,235
9,400	Kirkland’s, Inc. (a)	133,950
7,600	Men’s Wearhouse, Inc. (The)	187,720
20,900	Rent-A-Center, Inc. (a)	394,592
10,100	Sonic Automotive, Inc., Class A	106,050

		2,443,099

	Textiles, Apparel & Luxury Goods — 3.0%
2,800	Deckers Outdoor Corp. (a)	237,580
7,900	G-III Apparel Group Ltd. (a)	111,785
12,800	Iconix Brand Group, Inc. (a)	159,616
13,800	Jones Apparel Group, Inc.	247,434
21,700	Maidenform Brands, Inc. (a)	348,502
2,100	Oxford Industries, Inc.	41,370
16,500	Perry Ellis International, Inc. (a)	264,660
2,300	Steven Madden Ltd. (a)	84,663
4,300	UniFirst Corp.	191,135

		1,686,745

	Total Consumer Discretionary	8,030,099

	Consumer Staples — 2.8%
	Food & Staples Retailing — 0.7%
6,900	Andersons, Inc. (The)	242,880
2,259	Nash Finch Co.	61,761
6,800	Pantry, Inc. (The) (a)	106,624

		411,265

	Food Products — 1.5%
3,100	American Dairy, Inc., (China) (a)	87,823
7,400	B&G Foods, Inc., Class A	60,606
9,100	Chiquita Brands International, Inc. (a)	147,056
13,200	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	298,452
2,600	Sanderson Farms, Inc.	97,864
3,600	TreeHouse Foods, Inc. (a)	128,412

		820,213

	Household Products — 0.4%
19,550	Central Garden & Pet Co., Class A (a)	213,682

	Personal Products — 0.2%
9,400	American Oriental Bioengineering, Inc., (China) (a)	45,684
9,325	Prestige Brands Holdings, Inc. (a)	65,648

		111,332

	Total Consumer Staples	1,556,492

	Energy — 4.4%
	Energy Equipment & Services — 1.5%
2,500	Bolt Technology Corp. (a)	31,425
9,900	Cal Dive International, Inc. (a)	97,911
6,600	Global Industries Ltd. (a)	62,700
11,900	Gulfmark Offshore, Inc. (a)	389,606
2,100	Lufkin Industries, Inc.	111,678
2,500	Matrix Service Co. (a)	27,175
14,400	Parker Drilling Co. (a)	78,624
2,500	T-3 Energy Services, Inc. (a)	49,250
2,800	TGC Industries, Inc. (a)	13,580

		861,949

	Oil, Gas & Consumable Fuels — 2.9%
675	Apco Oil and Gas International, Inc.	15,471
950	Clayton Williams Energy, Inc. (a)	28,614
11,875	Endeavour International Corp. (a)	14,369
29,600	EXCO Resources, Inc. (a)	553,224
800	FX Energy, Inc. (a)	2,584
3,300	Georesources, Inc. (a)	36,465
37,800	Gran Tierra Energy, Inc., (Canada) (a)	157,248
6,200	Gulfport Energy Corp. (a)	54,188
6,600	Knightsbridge Tankers Ltd., (Bermuda)	86,064
18,775	McMoRan Exploration Co. (a)	141,751
2,900	Penn Virginia Corp.	66,439
2,225	Toreador Resources Corp.	22,228
13,925	VAALCO Energy, Inc.	64,055
7,900	Western Refining, Inc. (a)	50,955
6,600	World Fuel Services Corp.	317,262

		1,610,917

	Total Energy	2,472,866

	Financials — 20.1%
	Capital Markets — 1.4%
1,500	Artio Global Investors, Inc. (a)	39,225
14,400	Knight Capital Group, Inc., Class A (a)	313,200
3,175	Kohlberg Capital Corp.	19,145
16,700	MCG Capital Corp. (a)	69,973
3,300	optionsXpress Holdings, Inc.	57,024
12,500	Penson Worldwide, Inc. (a)	121,750
3,100	Pzena Investment Management, Inc., Class A (a)	25,327
11,100	SWS Group, Inc.	159,840

		805,484

	Commercial Banks — 4.9%
9,000	1st United Bancorp, Inc. (a)	51,750
400	Alliance Financial Corp.	10,820
726	Ameris Bancorp	5,188
600	BancFirst Corp.	22,158
4,400	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	62,568
4,550	Central Pacific Financial Corp.	11,466
4,725	City Holding Co.	140,852
1,700	Columbia Banking System, Inc.	28,135
6,500	Community Bank System, Inc.	118,755
1,940	Community Trust Bancorp, Inc.	50,770
6,000	CVB Financial Corp.	45,540
4,700	East West Bancorp, Inc.	39,010
1,500	Farmers Capital Bank Corp.	26,820
17,125	First Bancorp	52,231
2,100	First Bancorp	37,905
7,100	First Community Bancshares, Inc.	89,602
13,700	First Financial Bancorp	165,085
575	First South Bancorp, Inc.	6,613
18,200	FNB Corp.	129,402
3,462	Glacier Bancorp, Inc.	51,722
7,675	IBERIABANK Corp.	349,673
4,710	International Bancshares Corp.	76,820
2,600	Lakeland Financial Corp.	53,690
200	Merchants Bancshares, Inc.	4,272
7,800	Nara Bancorp, Inc.	54,210
1,000	National Bankshares, Inc.	25,450
6,700	National Penn Bancshares, Inc.	40,937
2,600	NBT Bancorp, Inc.	58,604
1,000	Pacific Continental Corp.	10,530
1,100	Park National Corp.	64,174
2,600	Peoples Bancorp, Inc.	33,930
3,100	Prosperity Bancshares, Inc.	107,849
800	Renasant Corp.	11,880
1,463	Republic Bancorp, Inc., Class A	29,201
1,800	Santander BanCorp (a)	17,550
950	Sierra Bancorp	11,409
1,375	Simmons First National Corp., Class A	39,614
1,905	Southside Bancshares, Inc.	42,901
2,700	Southwest Bancorp, Inc.	37,908
19,550	Sterling Bancshares, Inc.	142,911
1,400	TriCo Bancshares	22,960
2,300	Union Bankshares Corp.	28,635
6,600	Westamerica Bancorp	343,200
3,600	Wilshire Bancorp, Inc.	26,424

		2,781,124

	Consumer Finance — 2.5%
7,775	Advance America Cash Advance Centers, Inc.	43,540
18,100	Cash America International, Inc.	545,896
15,497	Dollar Financial Corp. (a)	248,262
5,100	EZCORP, Inc., Class A (a)	69,666
2,700	First Cash Financial Services, Inc. (a)	46,251
9,300	Nelnet, Inc., Class A (a)	115,692
12,825	World Acceptance Corp. (a)	323,318

		1,392,625

	Diversified Financial Services — 1.1%
1,600	Compass Diversified Holdings	16,752
8,200	Encore Capital Group, Inc. (a)	110,290
4,300	Financial Federal Corp.	106,124
19,400	PHH Corp. (a)	384,896

		618,062

	Insurance — 3.5%
36,800	American Equity Investment Life Holding Co.	258,336
3,666	American Physicians Capital, Inc.	105,617
1,000	American Safety Insurance Holdings Ltd., (Bermuda) (a)	15,800
3,700	Amerisafe, Inc. (a)	63,825
2,634	Argo Group International Holdings Ltd., (Bermuda) (a)	88,713
9,225	Aspen Insurance Holdings Ltd., (Bermuda)	244,186
9,550	Delphi Financial Group, Inc., Class A	216,117
7,800	Flagstone Reinsurance Holdings Ltd., (Bermuda)	87,984
1,900	Hallmark Financial Services (a)	15,295
2,100	Horace Mann Educators Corp.	29,337
13,875	Meadowbrook Insurance Group, Inc.	102,675
2,600	National Financial Partners Corp. (a)	22,672
125	Navigators Group, Inc. (a)	6,875
7,650	Platinum Underwriters Holdings Ltd., (Bermuda)	274,176
20,500	PMA Capital Corp., Class A (a)	116,645
7,000	Safety Insurance Group, Inc.	230,440
6,600	Selective Insurance Group	103,818

		1,982,511

	Real Estate Investment Trusts (REITs) — 5.5%
5,483	American Campus Communities, Inc.	147,219
17,900	Anthracite Capital, Inc. (a)	18,795
4,400	Ashford Hospitality Trust, Inc. (a)	15,224
10,700	Associated Estates Realty Corp.	102,934
2,000	BioMed Realty Trust, Inc.	27,600
5,700	Capstead Mortgage Corp.	79,287
4,164	Colonial Properties Trust	40,516
4,100	Cypress Sharpridge Investments, Inc.	58,220
35,775	DCT Industrial Trust, Inc.	182,810
15,300	Developers Diversified Realty Corp.	141,372
7,100	Education Realty Trust, Inc.	42,103
1,100	Equity Lifestyle Properties, Inc.	47,069
5,500	First Industrial Realty Trust, Inc.	28,875
10,700	Glimcher Realty Trust	39,269
2,100	Government Properties Income Trust (a)	50,421
7,300	Hersha Hospitality Trust	22,630
1,950	Home Properties, Inc.	84,025
1,100	Invesco Mortgage Capital, Inc. (a)	24,035
56,022	Lexington Realty Trust	285,712
46,025	MFA Financial, Inc.	366,359
1,800	Mission West Properties, Inc.	12,114
13,700	National Retail Properties, Inc.	294,139
18,158	NorthStar Realty Finance Corp.	63,735
9,800	Omega Healthcare Investors, Inc.	156,996
3,800	Parkway Properties, Inc.	74,860
8,625	Pennsylvania Real Estate Investment Trust	65,636
2,400	Pennymac Mortgage Investment Trust (a)	47,784
2,975	PS Business Parks, Inc.	152,677
2,800	RAIT Financial Trust	8,232
3,400	Ramco-Gershenson Properties Trust	30,328
17,100	Senior Housing Properties Trust	326,781
12,250	Strategic Hotels & Resorts, Inc. (a)	31,727
1,800	Sun Communities, Inc.	38,736

		3,108,220

	Real Estate Management & Development — 0.2%
4,825	Altisource Portfolio Solutions S.A., (Luxembourg) (a)	69,673
2,600	Forestar Group, Inc. (a)	44,668

		114,341

	Thrifts & Mortgage Finance — 1.0%
1,800	Berkshire Hills Bancorp, Inc.	39,492
8,857	First Niagara Financial Group, Inc.	109,207
2,100	OceanFirst Financial Corp.	24,360
25,275	Ocwen Financial Corp. (a)	286,113
8,200	Trustco Bank Corp.	51,250
3,100	WSFS Financial Corp.	82,584

		593,006

	Total Financials	11,395,373

	Health Care — 14.3%
	Biotechnology — 4.6%
4,675	Acorda Therapeutics, Inc. (a)	108,834
2,125	Alexion Pharmaceuticals, Inc. (a)	94,647
2,700	AMAG Pharmaceuticals, Inc. (a)	117,936
11,100	Anadys Pharmaceuticals, Inc. (a)	29,193
30,100	Ariad Pharmaceuticals, Inc. (a)	66,822
39,500	AVI BioPharma, Inc. (a)	67,940
3,700	Chelsea Therapeutics International, Inc. (a)	9,287
27,525	Cytokinetics, Inc. (a)	145,607
11,375	Halozyme Therapeutics, Inc. (a)	80,876
10,700	Human Genome Sciences, Inc. (a)	201,374
5,700	Idenix Pharmaceuticals, Inc. (a)	17,613
1,000	Idera Pharmaceuticals, Inc. (a)	7,410
11,800	Immunomedics, Inc. (a)	65,136
11,500	Incyte Corp. Ltd. (a)	77,625
5,250	InterMune, Inc. (a)	83,633
9,300	Isis Pharmaceuticals, Inc. (a)	135,501
4,000	Maxygen, Inc. (a)	26,760
3,725	Medivation, Inc. (a)	101,096
5,300	Molecular Insight Pharmaceuticals, Inc. (a)	29,309
8,400	Momenta Pharmaceuticals, Inc. (a)	89,124
3,975	Onyx Pharmaceuticals, Inc. (a)	119,131
2,000	OSI Pharmaceuticals, Inc. (a)	70,600
5,475	Pharmasset, Inc. (a)	115,742
3,550	Progenics Pharmaceuticals, Inc. (a)	18,602
10,300	Protalix BioTherapeutics, Inc., (Israel) (a)	85,078
3,900	Regeneron Pharmaceuticals, Inc. (a)	75,270
17,100	Rigel Pharmaceuticals, Inc. (a)	140,220
6,600	Savient Pharmaceuticals, Inc. (a)	100,320
8,825	Seattle Genetics, Inc. (a)	123,815
5,550	Theravance, Inc. (a)	81,252
1,700	United Therapeutics Corp. (a)	83,283

		2,569,036

	Health Care Equipment & Supplies — 3.3%
16,300	American Medical Systems Holdings, Inc. (a)	275,796
8,100	Cantel Medical Corp. (a)	121,986
6,775	Electro-Optical Sciences, Inc. (a)	64,905
4,000	Greatbatch, Inc. (a)	89,880
200	Integra LifeSciences Holdings Corp. (a)	6,830
13,150	Invacare Corp.	292,982
9,900	Micrus Endovascular Corp. (a)	128,205
4,800	Orthofix International NV, (Netherlands Antilles) (a)	141,072
4,400	Sirona Dental Systems, Inc. (a)	130,900
12,900	STERIS Corp.	392,805
6,975	Thoratec Corp. (a)	211,133

		1,856,494

	Health Care Providers & Services — 4.2%
12,600	Alliance HealthCare Services, Inc. (a)	71,316
5,700	Allion Healthcare, Inc. (a)	33,345
3,600	Amedisys, Inc. (a)	157,068
4,800	AMERIGROUP Corp. (a)	106,416
9,200	AMN Healthcare Services, Inc. (a)	87,492
8,200	Centene Corp. (a)	155,308
1,500	Emdeon, Inc., Class A (a)	24,300
2,700	Emergency Medical Services Corp., Class A (a)	125,550
9,600	Gentiva Health Services, Inc. (a)	240,096
9,600	Hanger Orthopedic Group, Inc. (a)	133,152
11,600	Healthsouth Corp. (a)	181,424
1,500	Healthspring, Inc. (a)	18,375
2,100	inVentiv Health, Inc. (a)	35,133
16,600	Nighthawk Radiology Holdings, Inc. (a)	120,018
6,600	Owens & Minor, Inc.	298,650
5,000	Providence Service Corp. (The) (a)	58,300
8,600	PSS World Medical, Inc. (a)	187,738
3,900	Psychiatric Solutions, Inc. (a)	104,364
4,900	Res-Care, Inc. (a)	69,629
2,500	Sun Healthcare Group, Inc. (a)	21,600
4,100	Triple-S Management Corp., (Puerto Rico), Class B (a)	68,757
2,000	US Physical Therapy, Inc. (a)	30,140
2,800	WellCare Health Plans, Inc. (a)	69,020

		2,397,191

	Health Care Technology — 0.5%
1,800	Computer Programs & Systems, Inc.	74,538
5,200	MedAssets, Inc. (a)	117,364
1,500	Medidata Solutions, Inc. (a)	22,725
6,900	Vital Images, Inc. (a)	86,388

		301,015

	Life Sciences Tools & Services — 0.3%
1,525	Enzo Biochem, Inc. (a)	10,797
6,400	eResearchTechnology, Inc. (a)	44,800
6,900	Exelixis, Inc. (a)	44,022
4,700	Kendle International, Inc. (a)	78,584

		178,203

	Pharmaceuticals — 1.4%
3,500	Auxilium Pharmaceuticals, Inc. (a)	119,735
6,500	Biodel, Inc. (a)	34,905
3,550	Cardiome Pharma Corp., (Canada) (a)	15,371
6,600	Cumberland Pharmaceuticals, Inc. (a)	106,854
7,500	Inspire Pharmaceuticals, Inc. (a)	39,150
5,400	MAP Pharmaceuticals, Inc. (a)	56,484
1,675	Optimer Pharmaceuticals, Inc. (a)	22,663
3,000	Par Pharmaceutical Cos., Inc. (a)	64,530
1,600	Salix Pharmaceuticals Ltd. (a)	34,016
7,600	Sucampo Pharmaceuticals, Inc., Class A (a)	44,308
2,900	Valeant Pharmaceuticals International (a)	81,374
12,300	Vivus, Inc. (a)	128,535
2,625	XenoPort, Inc. (a)	55,729

		803,654

	Total Health Care	8,105,593

	Industrials — 17.2%
	Aerospace & Defense — 1.6%
2,750	Ceradyne, Inc. (a)	50,408
1,600	Curtiss-Wright Corp.	54,608
7,700	DigitalGlobe, Inc. (a)	172,249
13,600	DynCorp International, Inc., Class A (a)	244,800
6,800	Esterline Technologies Corp. (a)	266,628
1,600	HEICO Corp.	69,376
1,400	Triumph Group, Inc.	67,186

		925,255

	Air Freight & Logistics — 0.4%
2,800	Atlas Air Worldwide Holdings, Inc. (a)	89,516
6,600	Hub Group, Inc., Class A (a)	150,810

		240,326

	Airlines — 1.5%
56,650	Hawaiian Holdings, Inc. (a)	467,929
19,900	Republic Airways Holdings, Inc. (a)	185,667
10,625	SkyWest, Inc.	176,162

		829,758

	Building Products — 0.7%
14,275	Gibraltar Industries, Inc.	189,429
6,500	INSTEEL Industries, Inc.	77,675
3,000	NCI Building Systems, Inc. (a)	9,600
6,825	Quanex Building Products Corp.	98,007
900	Trex Co., Inc. (a)	16,380

		391,091

	Commercial Services & Supplies — 3.0%
8,300	ACCO Brands Corp. (a)	59,926
7,500	ATC Technology Corp. (a)	148,200
35,400	Cenveo, Inc. (a)	244,968
2,900	Consolidated Graphics, Inc. (a)	72,355
28,050	Deluxe Corp.	479,655
3,700	Ennis, Inc.	59,681
8,000	GEO Group, Inc. (The) (a)	161,360
8,900	Herman Miller, Inc.	150,499
1,000	HNI Corp.	23,600
14,600	Knoll, Inc.	152,278
1,300	Metalico, Inc. (a)	5,421
2,500	United Stationers, Inc. (a)	119,025
100	Waste Connections, Inc. (a)	2,886

		1,679,854

	Construction & Engineering — 1.8%
18,900	Comfort Systems USA, Inc.	219,051
13,675	EMCOR Group, Inc. (a)	346,251
9,400	MasTec, Inc. (a)	114,210
700	Michael Baker Corp. (a)	25,438
2,300	Pike Electric Corp. (a)	27,554
13,200	Tutor Perini Corp. (a)	281,160

		1,013,664

	Electrical Equipment — 2.6%
2,700	A.O. Smith Corp.	102,870
1,400	A123 Systems, Inc. (a)	29,848
7,700	Acuity Brands, Inc.	248,017
1,700	American Superconductor Corp. (a)	57,018
2,000	Energy Conversion Devices, Inc. (a)	23,160
1,300	EnerSys (a)	28,756
28,800	GrafTech International Ltd. (a)	423,360
1,700	GT Solar International, Inc. (a)	9,877
2,700	Polypore International, Inc. (a)	34,857
10,900	Regal-Beloit Corp.	498,239

		1,456,002

	Machinery — 2.8%
7,100	Barnes Group, Inc.	121,339
2,000	Chart Industries, Inc. (a)	43,180
7,800	CIRCOR International, Inc.	220,428
8,800	Columbus McKinnon Corp. (a)	133,320
14,600	EnPro Industries, Inc. (a)	333,756
21,500	Force Protection, Inc. (a)	117,390
1,100	LB Foster Co., Class A (a)	33,638
1,700	Middleby Corp. (a)	93,517
1,300	SmartHeat, Inc. (a)	15,431
12,050	Wabtec Corp.	452,236
1,400	Watts Water Technologies, Inc., Class A	42,350

		1,606,585

	Marine — 0.3%
29,525	Horizon Lines, Inc., Class A	187,484

	Professional Services — 0.9%
1,600	COMSYS IT Partners, Inc. (a)	10,240
4,500	Heidrick & Struggles International, Inc.	104,670
14,225	Kforce, Inc. (a)	170,985
7,500	Korn/Ferry International (a)	109,425
7,900	TrueBlue, Inc. (a)	111,153

		506,473

	Road & Rail — 0.6%
7,100	Arkansas Best Corp.	212,574
7,400	Avis Budget Group, Inc. (a)	98,864
1,100	Marten Transport Ltd. (a)	18,766

		330,204

	Trading Companies & Distributors — 1.0%
19,075	Applied Industrial Technologies, Inc.	403,627
4,000	Beacon Roofing Supply, Inc. (a)	63,920
5,000	Interline Brands, Inc. (a)	84,250

		551,797

	Total Industrials	9,718,493

	Information Technology — 17.0%
	Communications Equipment — 2.9%
35,200	3Com Corp. (a)	184,096
26,282	Arris Group, Inc. (a)	341,929
5,450	Avocent Corp. (a)	110,472
7,750	Black Box Corp.	194,447
3,300	Blue Coat Systems, Inc. (a)	74,547
4,500	Comtech Telecommunications Corp. (a)	149,490
1,000	Digi International, Inc. (a)	8,520
245	Extreme Networks, Inc. (a)	686
8,700	Harmonic, Inc. (a)	58,116
5,000	Harris Stratex Networks, Inc., Class A (a)	35,000
3,700	NETGEAR, Inc. (a)	67,895
5,500	Plantronics, Inc.	147,455
4,900	Polycom, Inc. (a)	131,075
10,600	Symmetricom, Inc. (a)	54,908
5,800	Tekelec (a)	95,294

		1,653,930

	Computers & Peripherals — 0.4%
3,700	Adaptec, Inc. (a)	12,358
4,025	Imation Corp.	37,312
2,400	STEC, Inc. (a)	70,536
3,800	Synaptics, Inc. (a)	95,760

		215,966

	Electronic Equipment, Instruments & Components — 2.3%
4,500	Anixter International, Inc. (a)	180,495
6,950	Benchmark Electronics, Inc. (a)	125,100
14,400	Brightpoint, Inc. (a)	126,000
3,100	Checkpoint Systems, Inc. (a)	50,964
4,900	Insight Enterprises, Inc. (a)	59,829
3,500	Mercury Computer Systems, Inc. (a)	34,510
1,600	Multi-Fineline Electronix, Inc. (a)	45,936
5,200	Plexus Corp. (a)	136,968
10,400	RadiSys Corp. (a)	90,376
8,700	SYNNEX Corp. (a)	265,176
4,900	Technitrol, Inc.	45,129
10,000	TTM Technologies, Inc. (a)	114,700

		1,275,183

	Internet Software & Services — 0.9%
3,000	Art Technology Group, Inc. (a)	11,580
20,300	EarthLink, Inc.	170,723
1,600	LogMeIn, Inc. (a)	29,296
4,975	Perficient, Inc. (a)	41,143
24,559	United Online, Inc.	197,455
11,200	Web.com Group, Inc. (a)	79,408

		529,605

	IT Services — 2.6%
10,050	Acxiom Corp. (a)	95,073
4,500	CACI International, Inc., Class A (a)	212,715
20,600	CIBER, Inc. (a)	82,400
4,225	CSG Systems International, Inc. (a)	67,642
9,246	Cybersource Corp. (a)	154,131
4,475	Gartner, Inc. (a)	81,758
3,775	Global Cash Access Holdings, Inc. (a)	27,595
2,700	Hackett Group, Inc. (The) (a)	7,830
1,800	iGate Corp.	15,444
3,700	infoGROUP, Inc. (a)	25,937
2,600	ManTech International Corp., Class A (a)	122,616
1,500	NCI, Inc., Class A (a)	42,990
9,500	Perot Systems Corp., Class A (a)	282,150
3,000	TeleTech Holdings, Inc. (a)	51,180
25,800	Unisys Corp. (a)	68,886
4,900	Wright Express Corp. (a)	144,599

		1,482,946

	Semiconductors & Semiconductor Equipment — 4.1%
30,275	Amkor Technology, Inc. (a)	208,292
6,925	Applied Micro Circuits Corp. (a)	69,181
20,725	Cirrus Logic, Inc. (a)	115,231
693	DSP Group, Inc. (a)	5,641
1,806	Entegris, Inc. (a)	8,939
2,800	FEI Co. (a)	69,020
12,300	Kulicke & Soffa Industries, Inc. (a)	74,169
3,500	Lattice Semiconductor Corp. (a)	7,875
9,475	Micrel, Inc.	77,221
9,200	MIPS Technologies, Inc. (a)	34,684
3,300	MKS Instruments, Inc. (a)	63,657
4,600	Photronics, Inc. (a)	21,804
34,200	PMC-Sierra, Inc. (a)	326,952
64,600	RF Micro Devices, Inc. (a)	350,778
2,375	Semtech Corp. (a)	40,399
2,300	Sigma Designs, Inc. (a)	33,419
48,000	Skyworks Solutions, Inc. (a)	635,520
3,800	Tessera Technologies, Inc. (a)	105,982
7,600	TriQuint Semiconductor, Inc. (a)	58,672

		2,307,436

	Software — 3.8%
784	Actuate Corp. (a)	4,532
2,700	Ariba, Inc. (a)	31,320
350	AsiaInfo Holdings, Inc., (China) (a)	6,989
30,850	Aspen Technology, Inc. (a)	314,670
700	Dynamics Research Corp. (a)	9,114
3,800	Epicor Software Corp. (a)	24,206
2,000	i2 Technologies, Inc. (a)	32,080
22,000	JDA Software Group, Inc. (a)	482,680
975	Net 1 UEPS Technologies, Inc., (South Africa) (a)	20,436
4,100	Netscout Systems, Inc. (a)	55,391
12,540	Parametric Technology Corp. (a)	173,303
1,100	Pegasystems, Inc.	37,983
4,600	Progress Software Corp. (a)	104,190
6,400	Quest Software, Inc. (a)	107,840
2,175	Rosetta Stone, Inc. (a)	49,938
1,900	Rovi Corp. (a)	63,840
5,200	Smith Micro Software, Inc. (a)	64,272
3,300	SolarWinds, Inc. (a)	72,699
1,350	SPSS, Inc. (a)	67,432
11,475	Sybase, Inc. (a)	446,378

		2,169,293

	Total Information Technology	9,634,359

	Materials — 3.7%
	Chemicals — 1.9%
6,700	H.B. Fuller Co.	140,030
7,300	Innophos Holdings, Inc.	135,050
8,100	Koppers Holdings, Inc.	240,165
24,300	Omnova Solutions, Inc. (a)	157,464
21,000	PolyOne Corp. (a)	140,070
14,725	Spartech Corp.	158,588
3,000	W.R. Grace & Co. (a)	65,220

		1,036,587

	Construction Materials — 0.0% (g)
3,150	Headwaters, Inc. (a)	12,190

	Containers & Packaging — 1.6%
9,225	Myers Industries, Inc.	99,354
12,675	Rock-Tenn Co., Class A	597,119
3,800	Silgan Holdings, Inc.	200,374

		896,847

	Metals & Mining — 0.1%
300	Compass Minerals International, Inc.	18,486
4,900	Globe Specialty Metals, Inc. (a)	44,198

		62,684

	Paper & Forest Products — 0.1%
5,475	Buckeye Technologies, Inc. (a)	58,747

	Total Materials	2,067,055

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.0%
61,200	Cincinnati Bell, Inc. (a)	214,200
5,900	Consolidated Communications Holdings, Inc.	94,459
29,700	Premiere Global Services, Inc. (a)	246,807

		555,466

	Wireless Telecommunication Services — 0.7%
13,700	Syniverse Holdings, Inc. (a)	239,750
36,075	Virgin Mobile USA, Inc., Class A (a)	180,375

		420,125

	Total Telecommunication Services	975,591

	Utilities — 2.6%
	Electric Utilities — 1.7%
13,925	El Paso Electric Co. (a)	246,055
2,100	MGE Energy, Inc.	76,608
11,175	Portland General Electric Co.	220,371
3,425	UniSource Energy Corp.	105,318
16,600	Westar Energy, Inc.	323,866

		972,218

	Gas Utilities — 0.8%
1,200	Chesapeake Utilities Corp.	37,188
6,800	New Jersey Resources Corp.	246,908
2,100	Northwest Natural Gas Co.	87,486
3,300	WGL Holdings, Inc.	109,362

		480,944

	Water Utilities — 0.1%
2,100	Consolidated Water Co., Inc., (Cayman Islands)	34,293

	Total Utilities	1,487,455

	Total Common Stocks (Cost $54,925,872)	55,443,376

PRINCIPAL AMOUNT($)

U.S. Treasury Obligation — 0.5%
285,000	U.S. Treasury Note, 3.125%, 11/30/09 (k) (Cost $286,114)	286,381

SHARES

	Short-Term Investment — 1.7%
	Investment Company — 1.7%
973,486	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $973,486)	973,486

	Total Investments — 100.2% (Cost $56,185,472)	56,703,243
	Liabilities in Excess of Other Assets — (0.2)%	(85,865)

	NET ASSETS — 100.0%	$56,617,378

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
26	E-mini Russell 2000	12/18/09	$1,567,800	$48,666

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,386,512
Aggregate gross unrealized depreciation	(7,868,741)

Net unrealized appreciation/depreciation	$517,771

Federal income tax cost of investments	$56,185,472

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities#	$56,416,862	$286,381	$—	$56,703,243
Appreciation in Other Financial Instruments*	$48,666	$—	$—	$48,666

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Insurance Trust U.S. Equity Portfolio
(formerly JPMorgan Insurance Trust Diversified Equity Portfolio)

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 99.4%
	Consumer Discretionary — 8.7%
	Auto Components — 0.7%
39,361	Johnson Controls, Inc.	1,006,067

	Diversified Consumer Services — 0.2%
2,160	ITT Educational Services, Inc. (a)	238,486

	Hotels, Restaurants & Leisure — 1.4%
3,490	Darden Restaurants, Inc.	119,114
31,870	International Game Technology (c)	684,568
1,020	McDonald’s Corp.	58,211
3,630	Royal Caribbean Cruises Ltd. (a)	87,410
18,420	Starwood Hotels & Resorts Worldwide, Inc. (c)	608,413
18,232	Yum! Brands, Inc.	615,512

		2,173,228

	Household Durables — 0.4%
17,358	KB Home	288,316
24,620	Lennar Corp., Class A (c)	350,835

		639,151

	Internet & Catalog Retail — 0.6%
9,850	Amazon.com, Inc. (a)	919,596

	Media — 3.3%
15,530	Comcast Corp., Class A	262,302
6,618	Time Warner Cable, Inc. (c)	285,170
66,745	Time Warner, Inc.	1,920,921
89,579	Walt Disney Co. (The) (c)	2,459,839

		4,928,232

	Multiline Retail — 0.4%
7,043	Kohl’s Corp. (a) (c)	401,803
4,160	Target Corp.	194,189

		595,992

	Specialty Retail — 1.1%
68,210	Staples, Inc.	1,583,836

	Textiles, Apparel & Luxury Goods — 0.6%
4,963	Nike, Inc., Class B (c)	321,106
9,110	V.F. Corp.	659,837

		980,943

	Total Consumer Discretionary	13,065,531

	Consumer Staples — 10.8%
	Beverages — 2.1%
44,370	Coca-Cola Co. (The)	2,382,669
13,628	PepsiCo, Inc.	799,418

		3,182,087

	Food & Staples Retailing — 3.8%
39,819	CVS/Caremark Corp.	1,423,131
27,490	Kroger Co. (The)	567,394
22,122	Safeway, Inc.	436,246
6,990	SUPERVALU, Inc. (c)	105,269
43,095	SYSCO Corp. (c)	1,070,911
41,823	Wal-Mart Stores, Inc.	2,053,091

		5,656,042

	Food Products — 1.0%
12,989	General Mills, Inc.	836,232
24,490	Kraft Foods, Inc., Class A	643,352

		1,479,584

	Household Products — 2.2%
55,547	Procter & Gamble Co.	3,217,282

	Tobacco — 1.7%
35,396	Altria Group, Inc.	630,403
39,296	Philip Morris International, Inc.	1,915,287

		2,545,690

	Total Consumer Staples	16,080,685

	Energy — 12.2%
	Energy Equipment & Services — 1.5%
23,020	Halliburton Co.	624,302
2,770	National Oilwell Varco, Inc. (a)	119,470
23,088	Schlumberger Ltd.	1,376,045
2,800	Smith International, Inc.	80,360
300	Transocean Ltd., (Switzerland) (a)	25,659

		2,225,836

	Oil, Gas & Consumable Fuels — 10.7%
6,356	Anadarko Petroleum Corp.	398,712
15,348	Apache Corp.	1,409,407
35,270	Chevron Corp.	2,484,066
33,740	ConocoPhillips	1,523,698
13,587	Devon Energy Corp.	914,813
10,610	EOG Resources, Inc. (c)	886,041
72,895	Exxon Mobil Corp.	5,001,326
590	Hess Corp.	31,542
39,265	Occidental Petroleum Corp.	3,078,376
5,190	Southwestern Energy Co. (a) (c)	221,509

		15,949,490

	Total Energy	18,175,326

	Financials — 15.1%
	Capital Markets — 5.9%
2,953	Ameriprise Financial, Inc. (c)	107,283
40,182	Bank of New York Mellon Corp. (The)	1,164,876
24,016	Goldman Sachs Group, Inc. (The) (c)	4,427,350
61,471	Morgan Stanley	1,898,224
13,930	State Street Corp.	732,718
24,205	TD AMERITRADE Holding Corp. (a)	474,902

		8,805,353

	Commercial Banks — 3.2%
28,512	BB&T Corp.	776,667
10,430	SunTrust Banks, Inc.	235,197
59,252	U.S. Bancorp	1,295,249
87,263	Wells Fargo & Co.	2,459,071

		4,766,184

	Consumer Finance — 0.3%
1,940	American Express Co.	65,766
11,810	Capital One Financial Corp. (c)	421,971

		487,737

	Diversified Financial Services — 2.5%
148,059	Bank of America Corp.	2,505,158
268,400	Citigroup, Inc.	1,299,056

		3,804,214

	Insurance — 2.7%
18,658	ACE Ltd., (Switzerland) (a)	997,457
9,440	Aflac, Inc.	403,466
9,790	AON Corp. (c)	398,355
810	Arch Capital Group Ltd., (Bermuda) (a) (c)	54,707
6,392	Axis Capital Holdings Ltd., (Bermuda)	192,910
5	Berkshire Hathaway, Inc., Class B (a)	16,615
3,470	Lincoln National Corp.	89,908
2,440	Principal Financial Group, Inc.	66,832
15,634	Prudential Financial, Inc. (c)	780,293
19,678	RenaissanceRe Holdings Ltd., (Bermuda)	1,077,567

		4,078,110

	Real Estate Investment Trusts (REITs) — 0.5%
700	Alexandria Real Estate Equities, Inc.	38,045
2	Apartment Investment & Management Co., Class A	29
530	AvalonBay Communities, Inc.	38,547
6,640	Health Care REIT, Inc. (c)	276,357
9,690	Kimco Realty Corp. (c)	126,358
8,340	ProLogis (c)	99,413
1,710	Public Storage (c)	128,660

		707,409

	Total Financials	22,649,007

	Health Care — 12.4%
	Biotechnology — 1.9%
1,430	Alexion Pharmaceuticals, Inc. (a)	63,692
9,608	Amgen, Inc. (a)	578,690
19,919	Celgene Corp. (a)	1,113,472
24,399	Gilead Sciences, Inc. (a)	1,136,506

		2,892,360

	Health Care Equipment & Supplies — 1.2%
11,390	Baxter International, Inc.	649,344
41,720	Boston Scientific Corp. (a)	441,815
500	C.R. Bard, Inc.	39,305
940	CareFusion Corp. (a)	20,492
8,699	Covidien plc, (Ireland)	376,318
8,090	Medtronic, Inc.	297,712

		1,824,986

	Health Care Providers & Services — 1.6%
15,721	Aetna, Inc.	437,515
18,380	Cardinal Health, Inc.	492,584
11,090	McKesson Corp.	660,410
3,790	UnitedHealth Group, Inc.	94,902
14,456	WellPoint, Inc. (a)	684,636

		2,370,047

	Pharmaceuticals — 7.7%
66,592	Abbott Laboratories	3,294,306
69,113	Bristol-Myers Squibb Co. (c)	1,556,425
8,020	Johnson & Johnson	488,338
107,572	Merck & Co., Inc. (c)	3,402,502
126,432	Pfizer, Inc.	2,092,450
16,633	Schering-Plough Corp.	469,882
2,200	Teva Pharmaceutical Industries Ltd., (Israel), ADR	111,232

		11,415,135

	Total Health Care	18,502,528

	Industrials — 7.8%
	Aerospace & Defense — 2.0%
7,129	Boeing Co. (c)	386,035
900	Goodrich Corp.	48,906
1,300	Northrop Grumman Corp.	67,275
41,085	United Technologies Corp.	2,503,309

		3,005,525

	Construction & Engineering — 0.1%
2,130	Fluor Corp.	108,310

	Electrical Equipment — 1.2%
18,410	Cooper Industries Ltd., Class A	691,664
25,990	Emerson Electric Co.	1,041,679

		1,733,343

	Industrial Conglomerates — 0.8%
75,830	General Electric Co.	1,245,129

	Machinery — 2.0%
9,660	Caterpillar, Inc. (c)	495,848
17,428	Deere & Co. (c)	748,010
2,310	Eaton Corp.	130,723
24,003	PACCAR, Inc. (c)	905,153
14,210	Parker Hannifin Corp. (c)	736,646

		3,016,380

	Road & Rail — 1.7%
1,000	CSX Corp.	41,860
35,898	Norfolk Southern Corp. (c)	1,547,563
17,820	Union Pacific Corp.	1,039,797

		2,629,220

	Total Industrials	11,737,907

	Information Technology — 22.7%
	Communications Equipment — 6.1%
169,493	Cisco Systems, Inc. (a)	3,989,865
138,130	Corning, Inc.	2,114,770
39,483	Juniper Networks, Inc. (a) (c)	1,066,831
41,554	QUALCOMM, Inc.	1,869,099

		9,040,565

	Computers & Peripherals — 6.7%
14,848	Apple, Inc. (a)	2,752,374
98,757	Hewlett-Packard Co.	4,662,318
14,951	International Business Machines Corp.	1,788,289
22,520	NetApp, Inc. (a)	600,834
11,090	SanDisk Corp. (a) (c)	240,653

		10,044,468

	Internet Software & Services — 2.7%
8,012	Google, Inc., Class A (a)	3,972,750

	IT Services — 0.7%
510	Automatic Data Processing, Inc.	20,043
5,730	Cognizant Technology Solutions Corp., Class A (a)	221,522
1,840	MasterCard, Inc., Class A	371,956
16,563	Paychex, Inc. (c)	481,155

		1,094,676

	Semiconductors & Semiconductor Equipment — 2.0%
23,360	Altera Corp. (c)	479,114
17,540	Applied Materials, Inc. (c)	235,036
30,290	Broadcom Corp., Class A (a) (c)	929,600
15,170	Intersil Corp., Class A (c)	232,253
3,600	Lam Research Corp. (a) (c)	122,976
30,450	LSI Corp. (a) (c)	167,170
30,032	National Semiconductor Corp. (c)	428,557
18,729	Xilinx, Inc.	438,633

		3,033,339

	Software — 4.5%
192,273	Microsoft Corp. (c)	4,977,948
81,430	Oracle Corp.	1,697,001

		6,674,949

	Total Information Technology	33,860,747

	Materials — 3.8%
	Chemicals — 2.2%
1,110	Air Products & Chemicals, Inc.	86,114
45,366	Dow Chemical Co. (The)	1,182,692
2,330	E.l. du Pont de Nemours & Co.	74,886
3,649	Monsanto Co.	282,432
19,089	Praxair, Inc.	1,559,380

		3,185,504

	Metals & Mining — 1.6%
28,055	Freeport-McMoRan Copper & Gold, Inc.	1,924,854
8,550	United States Steel Corp. (c)	379,363
5,590	Vale SA, (Brazil), ADR	129,297

		2,433,514

	Total Materials	5,619,018

	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 2.7%
72,890	AT&T, Inc.	1,968,759
68,263	Verizon Communications, Inc.	2,066,321

		4,035,080

	Wireless Telecommunication Services — 0.4%
154,380	Sprint Nextel Corp. (a)	609,801

	Total Telecommunication Services	4,644,881

	Utilities — 2.8%
	Electric Utilities — 1.7%
15,329	Edison International	514,748
5,270	Entergy Corp.	420,862
11,258	Exelon Corp.	558,622
9,090	FPL Group, Inc. (c)	502,041
41,520	NV Energy, Inc.	481,217
3,320	Southern Co.	105,144

		2,582,634

	Multi-Utilities — 1.1%
990	Consolidated Edison, Inc.	40,531
28,190	PG&E Corp.	1,141,413
15,450	Public Service Enterprise Group, Inc.	485,748

		1,667,692

	Total Utilities	4,250,326

	Total Common Stocks (Cost $132,729,316)	148,585,956

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.1%
180,000	U.S. Treasury Note, 2.875%, 06/30/10 (Cost $183,198)	183,424

SHARES

	Short-Term Investment — 0.5%
	Investment Company — 0.5%
739,780	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (b) (l) (m) (Cost $739,780)	739,780

	Investment of Cash Collateral for Securities on Loan — 18.5%
	Investment Company — 18.5%
27,568,828	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $27,568,828)	27,568,828

	Total Investments — 118.5% (Cost $161,221,122)	177,077,988
	Liabilities in Excess of Other Assets — (18.5)%	(27,617,424)

	NET ASSETS — 100.0%	$149,460,564

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,548,191
Aggregate gross unrealized depreciation	(3,691,325)

Net unrealized appreciation/depreciation	$15,856,866

Federal income tax cost of investments	$161,221,122

U.S. Equity Portfolio

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities#	$176,894,564	$183,424	$—	$177,077,988

#

Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 24, 2009

By:

/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

November 24, 2009